As filed with the Securities and Exchange Commission on May 28, 2010

File Nos. 002-11387/811-00558

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 110	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No.	☒

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☒              immediately upon filing pursuant to paragraph (b) of Rule 485

☐              on (Date) pursuant to paragraph (b) of Rule 485

☐              60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐              on (Date) pursuant to paragraph (a)(1) of Rule 485

☐              75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐              on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 110 to the Registration Statement of The Hartford Mutual Funds II, Inc. (the “Registrant”) on Form N-1A (File Nos. 002-11387 and 811-00558) is being filed to update the Registrant’s Combined Statement of Additional Information.

Amended and Restated

COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R3, CLASS R4, CLASS R5
AND CLASS Y SHARES

THE HARTFORD MUTUAL FUNDS, INC.

The Hartford Advisers Fund

The Hartford Balanced Income Fund

The Hartford Capital Appreciation Fund

The Hartford Capital Appreciation II Fund

The Hartford Checks And Balances Fund

The Hartford Disciplined Equity Fund

The Hartford Diversified International Fund

The Hartford Dividend and Growth Fund

The Hartford Equity Income Fund

The Hartford Floating Rate Fund

The Hartford Fundamental Growth Fund

The Hartford Global All-Asset Fund

The Hartford Global Enhanced Dividend Fund(1)

The Hartford Global Growth Fund

The Hartford Global Health Fund

The Hartford Global Real Asset Fund

The Hartford Global Research Fund (formerly The Hartford Global Equity Fund)

The Hartford High Yield Fund

The Hartford High Yield Municipal Bond Fund

The Hartford Income Fund

The Hartford Inflation Plus Fund(2)

The Hartford International Growth Fund

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford International Value Fund

The Hartford MidCap Fund

The Hartford MidCap Value Fund

The Hartford Money Market Fund

The Hartford Select SmallCap Value Fund

The Hartford Short Duration Fund

The Hartford Small Company Fund

The Hartford Small/Mid Cap Equity Fund (formerly The Hartford MidCap Growth Fund)

The Hartford Strategic Income Fund

The Hartford Total Return Bond Fund

The Hartford Value Fund

The Hartford Target Retirement 2010 Fund

The Hartford Target Retirement 2015 Fund

The Hartford Target Retirement 2020 Fund

The Hartford Target Retirement 2025 Fund

The Hartford Target Retirement 2030 Fund

The Hartford Target Retirement 2035 Fund

The Hartford Target Retirement 2040 Fund

The Hartford Target Retirement 2045 Fund

The Hartford Target Retirement 2050 Fund

(1) The Hartford Global Enhanced Dividend Fund is currently closed to new investors.

(2) The Hartford Inflation Plus Fund also offers Class L shares.

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R3, CLASS R4, CLASS R5
AND CLASS Y SHARES

THE HARTFORD MUTUAL FUNDS, INC. (cont.)

The Hartford Equity Growth Allocation Fund
The Hartford Growth Allocation Fund
The Hartford Balanced Allocation Fund
The Hartford Conservative Allocation Fund

CLASS A, CLASS B, CLASS C, CLASS I, CLASS L,CLASS R3, CLASS R4, CLASS R5, AND CLASS Y SHARES

THE HARTFORD MUTUAL FUNDS II, INC.

The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford SmallCap Growth Fund
The Hartford Tax-Free National Fund
The Hartford Value Opportunities Fund

P.O. Box 64387
St. Paul, MN 55164-0387

This combined Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the corresponding prospectus for the relevant Fund (as hereinafter defined) and class thereof. The Funds’ audited financial statements as of October 31, 2009 appearing in the Companies’ (as hereinafter defined) Annual Reports to Shareholders are incorporated herein by reference. A free copy of each Annual/Semi-Annual Report and each prospectus is available on the Funds’ website at www.hartfordmutualfunds.com, upon request by writing to: The Hartford Mutual Funds, P. O. Box 64387, St. Paul, MN 55164-0387 or by calling 1-888-843-7824.

Date of Prospectuses: March 1, 2010 (May 28, 2010 for The Hartford Balanced Income Fund, The Hartford Fundamental Fund, The Hartford Global All-Asset Fund, The Hartford Global Real Asset Fund, The Hartford International Small Company Fund The Hartford International Value Fund and The Hartford MidCap Value Fund.)

Date of Statement of Additional Information: March 1, 2010, as amended and restated May 28, 2010.

GENERAL INFORMATION

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a “Company” and together, the “Companies”) are open-end management investment companies consisting of forty-eight and five separate investment portfolios or mutual funds (each, a “Fund” and together, the “Funds”), respectively. This SAI relates to all of the Funds listed on the front cover page. The Hartford Mutual Funds, Inc. was organized as a Maryland corporation on March 21, 1996. The Hartford Mutual Funds II, Inc. was organized as a Maryland corporation on March 23, 2001 and acquired the assets of each of its series by virtue of a reorganization effected November 30, 2001. Prior to the reorganization, SmallCap Growth Fund (formerly Fortis Capital Appreciation Portfolio) was a series of Fortis Advantage Portfolios, Inc., a Minnesota corporation, Growth Opportunities Fund (formerly Fortis Growth Fund) was a series of Fortis Growth Fund, Inc., a Minnesota corporation, Value Opportunities Fund and Growth Fund (formerly Fortis Value Fund and Fortis Capital Fund, respectively) were each a series of Fortis Equity Portfolios, Inc., a Minnesota corporation and Tax-Free National Fund (formerly Fortis Tax-Free National Portfolio) was a series of Fortis Tax-Free Portfolios, Inc., a Minnesota corporation.

The Companies issue separate series of shares of stock for each Fund representing a fractional undivided interest in that Fund. With the exception of Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund (together, the “Asset Allocation Funds”), Checks and Balances Fund and High Yield Municipal Bond Fund, which do not offer Class Y shares; Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund, which do not offer Class B or Class C shares; Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, which do not offer Class A shares, Class B shares, Class C shares or Class Y shares; and Global All-Asset Fund, Global Real Asset Fund and International Value Fund, which do not offer Class B shares, each Fund issues shares in the following classes: Class A, Class B, Class C and Class Y. Class I shares are offered to advisory fee-based wrap programs for Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Diversified International Fund, Dividend and Growth Fund, Equity Income Fund, Floating Rate Fund, Fundamental Growth Fund, Global All-Asset Fund, Global Enhanced Dividend Fund, Global Health Fund, Global Real Asset Fund, Global Research Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, High Yield Municipal Bond Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, MidCap Value Fund, Short Duration Fund, Small Company Fund, SmallCap Growth Fund, Strategic Income Fund, Tax-Free National Fund, Total Return Bond Fund, Value Fund, Value Opportunities Fund and each of the Asset Allocation Funds. Growth Fund, Growth Opportunities Fund, Inflation Plus Fund, SmallCap Growth Fund, Tax-Free National Fund and Value Opportunities Fund also offer Class L Shares.

Class R3, Class R4 and Class R5 shares (collectively, “Class R shares”), are only available to qualified 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. Currently, the following Funds offer Class R shares: Advisers Fund, Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Disciplined Equity Fund, Diversified International Fund, Dividend and Growth Fund, Equity Income Fund, Floating Rate Fund, Fundamental Growth Fund, Global All-Asset Fund, Global Enhanced Dividend Fund, Global Growth Fund, Global Health Fund, Global Real Asset Fund, Global Research Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, MidCap Fund, MidCap Value Fund, Money Market Fund, Small Company Fund, SmallCap Growth Fund, Total Return Bond Fund, Value Fund, Value Opportunities Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund and the Asset Allocation Funds.

The Asset Allocation Funds each issue shares in seven classes: Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5. The Asset Allocation Funds, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund (together, the “Target Retirement Funds”) and Checks and Balances Fund are referred to as “funds of funds.” Each fund of funds is a diversified fund, and each diversifies its assets by investing, at present, in the Class Y shares of several other Hartford Mutual Funds (as identified below under sub-heading “E. Investment Objectives of the Funds of Funds,” the “Underlying Funds”).

Each Fund is offered through a separate prospectus relating to the Fund and its classes.  This SAI relates to Class A, B, C, I, L, R3, R4, R5 and Y shares.

Effective September 30, 2009, no new or additional investments are allowed in Class B shares of the Funds (including investments through any systematic investment plan).  If Class B shareholders have chosen to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the Fund.

Effective May 1, 2008, unless an investor has already established an account, individuals are no longer eligible to invest in Class Y shares. Individual investors who have established an account prior to March 1, 2008 are eligible to add to their accounts. Additionally, advisor-sold donor advised fund business is not eligible for Class Y. Advisor-sold donor funds are defined as donor advised fund investments which have been in place with Hartford through an introducing broker/dealer and do not include investments placed directly with Hartford from donor advised funds.

Each Fund, except Floating Rate Fund, Global Health Fund and High Yield Municipal Bond Fund, is a diversified fund. Floating Rate Fund, Global Health Fund and High Yield Municipal Bond Fund are non-diversified funds.

Hartford Investment Financial Services, LLC (“HIFSCO”) is the investment manager and principal underwriter to each Fund. HIFSCO is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $50.5 billion in assets as of December 31, 2009. In addition, Wellington Management Company, LLP (“Wellington Management”), Hartford Investment Management Company (“Hartford Investment Management”), Kayne Anderson Rudnick Investment Management, LLC (“KAR”), Metropolitan West Capital Management, LLC (“MetWest Capital”) and SSgA Funds Management, Inc. (“SSgA FM”) are sub-advisers to certain Funds and provide the day-to-day investment management of such Funds (each a “sub-adviser” and collectively, the “sub-advisers”). Hartford Investment Management is a wholly-owned subsidiary of The Hartford.

The commencement of operations date for each Fund is indicated below:

Advisers Fund	July 22, 1996
Balanced Income Fund	July 31, 2006
Capital Appreciation Fund	July 31, 1996
Capital Appreciation II Fund	April 29, 2005
Checks and Balances Fund	May 31, 2007
Disciplined Equity Fund	April 30, 1998
Diversified International Fund	June 30, 2008
Dividend and Growth Fund	July 22, 1996
Equity Income Fund	August 28, 2003
Floating Rate Fund	April 29, 2005
Fundamental Growth Fund	May 24, 2001
Global All-Asset Fund	May 28, 2010
Global Enhanced Dividend Fund*	November 30, 2007
Global Growth Fund	September 30, 1998
Global Health Fund	May 1, 2000
Global Real Asset Fund	May 28, 2010
Global Research Fund	March 1, 2008
Growth Fund**	June 8, 1949
Growth Opportunities Fund**	March 31, 1963
High Yield Fund	September 30, 1998
High Yield Municipal Bond Fund	May 31, 2007
Income Fund	October 31, 2002
Inflation Plus Fund	October 31, 2002
International Growth Fund	April 30, 2001
International Opportunities Fund	July 22, 1996
International Small Company Fund	April 30, 2001
International Value Fund	May 28, 2010
MidCap Fund	December 31, 1997
MidCap Value Fund	April 30, 2001
Money Market Fund	July 22, 1996
Select SmallCap Value Fund	July 31, 2006
Short Duration Fund	October 31, 2002
Small Company Fund	July 22, 1996
SmallCap Growth Fund**	January 4, 1988
Small/Mid Cap Equity Fund	January 1, 2005
Strategic Income Fund	May 31, 2007
Tax-Free National Fund**	March 17, 1986
Total Return Bond Fund	July 22, 1996
Value Fund	April 30, 2001
Value Opportunities Fund**	January 2, 1996
Equity Growth Allocation Fund	May 28, 2004
Growth Allocation Fund	May 28, 2004
Balanced Allocation Fund	May 28, 2004
Conservative Allocation Fund	May 28, 2004
Target Retirement 2010 Fund	September 30, 2005
Target Retirement 2015 Fund	October 31, 2008
Target Retirement 2020 Fund	September 30, 2005
Target Retirement 2025 Fund	October 31, 2008
Target Retirement 2030 Fund	September 30, 2005
Target Retirement 2035 Fund	October 31, 2008

Target Retirement 2040 Fund	October 31, 2008
Target Retirement 2045 Fund	October 31, 2008
Target Retirement 2050 Fund	October 31, 2008

* This fund is not currently available.

** Prior to their reorganization as a series of a Maryland corporation on November 30, 2001, these Funds were organized as either a Minnesota corporation or a portfolio of a Minnesota corporation, as stated above.

The Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity contracts and variable life insurance contracts issued by Hartford Life Insurance Company (“Hartford Life”) and its affiliates, for other insurance companies, and for certain retirement plans. HL Investment Advisors, LLC (“HL Advisors”), an affiliate of The Hartford, is the investment adviser to that family of funds.

INVESTMENT OBJECTIVES AND POLICIES

With respect to percentage restrictions on investments described in this SAI or in any prospectus, except with respect to the limitations on borrowing from banks set forth below under “Fundamental Restrictions of the Funds,” if such percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or loans or amount of net assets or security characteristics is not a violation of any of such restrictions.

A.         FUNDAMENTAL RESTRICTIONS OF THE FUNDS

Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund’s outstanding voting securities.  Under the Investment Company Act of 1940, as amended (the “1940 Act”), and as used in the prospectuses and this SAI, a “majority of the outstanding voting securities” means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

The investment objective and principal investment strategies of each Fund are set forth in their respective prospectuses.  Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by the principal non-fundamental restrictions and policies applicable to each Fund.

Each Fund:

1. will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

2. (except for Balanced Allocation Fund, Checks and Balances Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Global Health Fund, Global Real Asset Fund, Growth Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund) will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.  Each of Equity Growth Allocation Fund, Balanced Allocation Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry; except that the Fund may invest more than 25% of its assets in any one Underlying Fund.  The Global Real Asset Fund will normally invest at least 25% of its assets, in the aggregate, in the natural resources industry.  Global Health Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals and biotechnology, medical products, and health services.  With respect to High Yield Municipal Bond Fund and Tax-Free National Fund, tax exempt securities are not subject to this limitation unless they are backed by the assets and revenues of non-governmental issuers; this limitation will not apply to tax exempt securities that have been refunded with U.S. government securities;

3. will not make loans, except to the extent consistent with the 1940 Act, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

5. will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

6. (except for Global All-Asset Fund and Global Real Asset Fund) will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

In addition, under normal circumstances, Tax-Free National Fund and High Yield Municipal Bond Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax.

With respect to investment restriction number 2, in accordance with each fund of funds’ investment program as set forth in the prospectus, a fund of funds may invest more than 25% of its assets in any one Underlying Fund.  Each fund of funds treats the assets of the Underlying Funds in which it invests as its own for purposes of this restriction.  Each of the Underlying Funds, except for Global Health Fund and Global Real Asset Fund, will not concentrate more than 25% of its total assets in any one industry.

Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the funds of funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a fund of funds to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above.  The investment restrictions of each Underlying Fund are set forth in this SAI.

B.          NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

Each Fund may not:

1. Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund’s investment policies as set forth in its prospectus and SAI, as they may be amended from time to time, and applicable law.

2. Purchase securities on margin except as to the extent permitted by applicable law.

3. With the exception of Floating Rate Fund, purchase securities while outstanding borrowings exceed 5% of a Fund’s total assets, except where the borrowing is for temporary or emergency purposes.  Reverse repurchase agreements, dollar rolls, securities lending, other investments or transactions (or short sales in the case of Global Enhanced Dividend Fund) described in the Fund’s registration statement are not deemed to be borrowings for purposes of this restriction.

4. With the exception of Global Enhanced Dividend Fund, make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s prospectus and SAI, as amended from time to time, and applicable law.

5. Except for Inflation Plus Fund and Money Market Fund, invest more than 15% of the Fund’s net assets in illiquid securities (10% for Inflation Plus Fund and 5% Money Market Fund).

6. Global All-Asset Fund and Global Real Asset Fund will not purchase or sell commodities or commodities contracts, except to the extent permitted by applicable law and as set forth in each Fund’s prospectus and SAI.

C.          NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUNDS

Each Fund must:

1. Maintain its assets so that, at the close of each quarter of its taxable year,

(a)         at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans) limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund’s total assets and 10 percent of the outstanding voting securities of such issuer,

(b)        no more than 25 percent of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

D.         CLASSIFICATION

Each Fund, except Floating Rate Fund, Global Health Fund and High Yield Municipal Bond Fund, has elected to be classified as a diversified series of an open-end management investment company.  As a diversified fund, at least 75% of the value of each such Fund’s total assets must be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such Fund and to not more than

10% of the outstanding voting securities of such issuer.  Floating Rate Fund, Global Health Fund and High Yield Municipal Bond Fund each has elected to be classified as a non-diversified series of an open-end management investment company.

A non-diversified fund, such as Floating Rate Fund, Global Health Fund and High Yield Municipal Bond Fund, is not required to comply with the diversification rules of the 1940 Act.  Because a non-diversified fund may invest in securities or loans of relatively few issuers or borrowers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.

A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

E.          INVESTMENT OBJECTIVES OF THE FUNDS OF FUNDS

The funds of funds are professionally managed funds which allocate their assets in a combination of other Hartford Mutual Funds: domestic and international equity funds and fixed income funds (“Underlying Funds”), as well as certain exchange-traded funds (“ETFs”).  Any Hartford Mutual Fund may serve as an Underlying Fund.  The funds of funds differ primarily due to their asset allocation among these fund types.

The investment objectives of the funds of funds are as follows:

CHECKS AND BALANCES FUND: the Fund seeks long-term capital appreciation and income.  The Fund seeks its goal through investment in a combination of three Underlying Funds: Capital Appreciation Fund, Dividend and Growth Fund and Total Return Bond Fund.  HIFSCO makes equal allocations (one-third each) of its assets to each Underlying Fund.  The fund’s assets will be rebalanced back to one-third each as soon as reasonably practicable whenever the Fund’s investment in any single Underlying Fund deviates from the target allocation by more than 5%.  The fund may add to or change the Underlying Funds in which the fund invests without the approval of shareholders.

EQUITY GROWTH ALLOCATION FUND: the Fund seeks long-term capital appreciation.  The Fund seeks its goal through investment in a combination of domestic and international equity Underlying Funds.

GROWTH ALLOCATION FUND: the Fund seeks long-term capital appreciation.  The Fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in fixed income Underlying Funds.

BALANCED ALLOCATION FUND: the Fund seeks long-term capital appreciation and income.  The Fund seeks its goal through investment in a combination of domestic and international equity funds and fixed income Underlying Funds.

CONSERVATIVE ALLOCATION FUND: the Fund seeks current income and long-term capital appreciation.  The Fund seeks its goal through investment in a combination of Underlying Funds, primarily made up of fixed income Underlying Funds, and generally with a smaller allocation to equity Underlying Funds.

TARGET RETIREMENT 2010 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation.  The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income securities and fixed income funds as the Fund approaches its target year of 2010.

TARGET RETIREMENT 2015 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation.  The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income securities and fixed income funds as the Fund approaches its target year of 2015.

TARGET RETIREMENT 2020 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation.  The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income securities and fixed income funds as the Fund approaches its target year of 2020.

TARGET RETIREMENT 2025 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation.  The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income securities and fixed income funds as the Fund approaches its target year of 2025.

TARGET RETIREMENT 2030 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation.  The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income securities and fixed income funds as the Fund approaches its target year of 2030.

TARGET RETIREMENT 2035 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation.  The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income securities and fixed income funds as the Fund approaches its target year of 2035.

TARGET RETIREMENT 2040 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation.  The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income securities and fixed income funds as the Fund approaches its target year of 2040.

TARGET RETIREMENT 2045 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation.  The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income securities and fixed income funds as the Fund approaches its target year of 2045.

TARGET RETIREMENT 2050 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation.  The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to f fixed income securities and fixed income funds as the Fund approaches its target year of 2050.

Each fund of funds’ investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds and ETFs in which it invests.  Because each fund of funds invests in the Underlying Funds, investors in each will be affected by the Underlying Funds’ investment strategies in proportion to the amount of assets the fund of funds allocates to the Underlying Fund pursuing such strategies.  The investment objectives and principal investment strategies of the Underlying Funds are described in each Underlying Fund’s prospectus.  To request a copy of a prospectus, contact The Hartford Mutual Funds at 1-888-843-7824.

From time-to-time, each fund of funds may invest a portion of its assets directly, rather than through an Underlying Fund, in equity and debt securities and other instruments, including ETFs.  To the extent a fund of funds invests directly in such instruments, the fund of funds will be directly exposed to the risk associated with such instruments.

Hartford Investment Management allocates the assets of each of the Asset Allocation Funds and Target Retirement Funds among the Underlying Funds and ETFs based upon a number of factors, including Hartford Investment Management’s asset allocation strategies and the investment performance of each Underlying Fund and ETF.  In making investment decisions for the Asset Allocation Funds and Target Retirement Funds, Hartford Investment Management will consider, among other factors, internally generated research.  Because certain Underlying Funds are more profitable to The Hartford than others, Hartford Investment Management may have an incentive to allocate more of any such fund of funds’ assets to more profitable Underlying Funds, and fewer assets to less profitable Underlying Funds.  Hartford Investment Management does not, however, consider the profitability of the Underlying Funds in making investment decisions for the Asset Allocation Funds or Target Retirement Funds.

F.          MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies for each Fund are discussed in each Fund’s prospectus.  As stated above, because each fund of funds invests in the Underlying Funds, investors in each fund of funds will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each fund of funds allocates to the Underlying Fund pursuing such strategies.  Accordingly, each fund of funds is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.  A further description of certain investment strategies used by various Funds (or by the Underlying Funds in the case of a fund of funds) is set forth below.  The percentage limits described in the sections below are based on market value and are determined as of the time securities or bank loans are purchased.  If the percentage limitations herein are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the limitations herein.

For purposes of this sub-heading F only, the term “Funds” is defined as each of the Funds (except the funds of funds) listed on the front cover page, which includes the Underlying Funds in which the funds of funds may invest.

Certain descriptions in the prospectuses of the Funds and in this SAI of a particular investment practice or technique in which the Funds may engage or a financial instrument which the Funds may purchase are meant to describe the spectrum of investments that a Fund’s sub-adviser, in its discretion, might, but is not required to, use in managing the Fund’s portfolio assets in accordance with the Fund’s investment objective, policies and restrictions.  The sub-adviser, in its discretion, may employ such practice, technique or instrument for one or more Funds, but not for all Funds for which it serves as sub-adviser.  It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

LIQUIDATION OF FUNDS  The Board of Directors may determine to close and liquidate a Fund at any time.  In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund.  A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund.

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS  Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.  Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable.  Legislation or regulation may also change the way in which the Funds themselves are regulated.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.  Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.  The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available.  HISFCO and the sub-advisers will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NEW FUND RISKS  Global All-Asset Fund, Global Real Asset Fund and International Value Fund are new Funds, with limited operating history, which may result in additional risk.  There can be no assurance that these new Funds will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate one or more of these Funds.  While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to Money Market Fund, which may hold cash and invest in money market instruments at any time, all other Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by an applicable sub-adviser, subject to the overall supervision of HIFSCO.  These Funds may invest up to 100% of their total assets in cash or money market instruments only for temporary defensive purposes.

Money market instruments include, but are not limited to: (1) banker’s acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.  Each Fund may also invest in Money Market Fund, a registered money market fund, or in a registered money market fund sponsored by another fund family, which invests in such money market instruments, as permitted by regulations adopted under the 1940 Act.

REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price.  It may also be viewed as the loan of money by a Fund to the seller.  The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

Each Fund is permitted to enter into fully collateralized repurchase agreements.  Each Company’s board of directors has delegated to the sub-advisers the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements.

The sub-advisers will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest.  If the seller defaults, a Fund could realize a loss on the sale of the underlying collateral to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.  In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan.  If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the seller’s estate and be treated as an unsecured creditor.  As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.  Repurchase agreements are subject to risk that the value of collateral may be inadequate in the event that the borrower defaults.

REVERSE REPURCHASE AGREEMENTS Each Fund may also enter into reverse repurchase agreements.  Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price.  Reverse repurchase agreements carry the risk that the market value of the securities which a Fund is obligated to repurchase may decline below the repurchase price.  A reverse repurchase agreement is viewed as a collateralized borrowing by a Fund.  Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in a Fund’s net asset value.

INFLATION-PROTECTED DEBT SECURITIES Each Fund may invest in inflation-protected debt securities.  Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security.  Most other issuers pay out the inflation accruals as part of a semiannual coupon.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation.  However, the current market value of the securities is not guaranteed, and will fluctuate.  The Funds may also invest in other inflation related securities, which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

FIXED INCOME SECURITIES Each Fund is permitted to invest in fixed income securities including, but not limited to: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers), (3) asset-backed securities, (4) mortgage-related securities, including collateralized mortgage obligations (“CMO’s”), (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers, (6) commercial mortgage-backed securities and (7) other capital securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers).

RECENT MARKET EVENTS.  Throughout 2008, the market for mortgage-related securities began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity.  Markets for other asset-backed securities have also been affected.  These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously.  As discussed in more detail below, these events may have an adverse effect on the Funds to the extent they invest in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

The fixed income markets have recently experienced a period of extreme volatility which has negatively impacted market liquidity conditions.  Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-related securities market.  However, these concerns have since expanded to include a broad range of mortgage- and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors.  As a result,  fixed income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default.  Securities that are less liquid are more difficult to value and may be hard to dispose of.  Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate,  mortgage and credit markets particularly affected.  During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline.  These events and the continuing market upheavals may have an adverse effect on the Funds.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) into conservatorship.  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC.  FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.  On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship.  First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock.  Second, the U.S. Treasury announced the creation of a new secured lending facility which was available to each of FNMA and FHLMC as a liquidity backstop.  Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC.  Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.  The liquidity backstop and the Senior Preferred Stock Purchase Agreement were both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs.  The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.  FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship.  However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act.  Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.  In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer.  Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.  Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent.  Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership.  The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to  replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent.  The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed.  The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

INVESTMENT GRADE DEBT SECURITIES Money Market Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act.  Each of the other Funds is permitted to invest in debt securities rated within the four highest rating categories (e.g., “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”), “AAA”, “AA”, “A” or “BBB” by Standard and Poor’s Corporation (“S&P”) or “AAA”, “AA”, “A” or “BBB” by Fitch, Inc. (“Fitch”)) (or, if unrated, securities of comparable quality as determined by the applicable sub-adviser) (for more information regarding credit ratings see Appendix A).  These securities are generally referred to as “investment grade securities.” Each rating category has within it different gradations or sub-categories.  If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category.  If a security is downgraded to a rating category which does not qualify for investment, a sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.  Debt securities carrying the fourth highest rating (e.g., “Baa” by Moody’s, “BBB” by S&P and “BBB” by Fitch), and unrated securities of comparable quality (as determined by a sub-adviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.  To the extent that a Fund invests in higher-grade securities, the Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

HIGH YIELD-HIGH RISK DEBT SECURITIES AND BANK LOANS Any security or loan rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch is below investment grade.  Securities and loans which are unrated but determined by a sub-adviser to be of comparable quality will also be considered below investment grade.  Total Return Bond Fund is permitted to invest up to 20% of its total assets in securities or bank loans rated below investment grade.  High Yield Municipal Bond Fund and Tax-Free National Fund are permitted to invest up to 100% and 35%, respectively, of their total assets in fixed income securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or of comparable quality if not rated.  The following Funds can invest a maximum percentage of their total assets (net assets in the case of Inflation Plus Fund) in fixed income securities and bank loans rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch or of comparable quality if not rated as follows: Floating Rate Fund (100%), Global All-Asset Fund (100%), Global Real Asset Fund (25%), High Yield Fund (100%), Income Fund (35%), Inflation Plus Fund (20%) and Strategic Income Fund (100%).  Short Duration Fund is permitted to invest 20% of its total assets in below-investment grade securities.  Each of the other Funds, except Floating Rate Fund, High Yield Fund, Money Market Fund, Short Duration Fund, Small/Mid Cap Equity Fund and Strategic Income Fund, is permitted to invest up to 5% of its total assets in fixed income securities rated as low as “C” by Moody’s, “CC” by S&P or “CC” by Fitch or of comparable quality if not rated.  Floating Rate Fund, High Yield Fund and Strategic Income Fund are permitted to invest up to 100% of their total assets in debt obligations that are in payment default or are rated “C” by Moody’s, “D” by S&P or “D” by Fitch or are unrated (or ratings have been withdrawn).  Income Fund may invest up to 10% of its assets in issues purchased as defaulted securities.

Securities and bank loans rated below investment grade are commonly referred to as “high yield-high risk debt securities,” “junk bonds,” “leveraged loans” or “emerging market debt” as the case may be.  Each rating category has within it different gradations or sub-categories.  For instance the “Ba” rating for Moody’s includes “Ba3”, “Ba2” and “Ba1”.  Likewise the S&P and Fitch rating category of “BB” includes “BB+”, “BB” and “BB-”.  In the municipal market, the term “high yield” may often refer to low investment grade and “high yield-high risk debt securities” (as previously defined).  If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category.  Descriptions of the debt securities and bank loans ratings system, including their speculative characteristics attributable to each ratings category, are set forth as in Appendix A to this SAI.  These securities and bank loans generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities and bank loans in higher rating categories.  Securities and bank loans in the highest category below investment grade are considered to be of poor standing and predominantly speculative.  These securities and bank loans are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities and bank loans held by a Fund with a commensurate effect on the value of a Fund’s shares.  If a security or bank loan is downgraded to a rating category which does not qualify for investment, the applicable sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

BANK LOANS AND LOAN PARTICIPATIONS Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund and Strategic Income Fund may invest up to 100% of their total assets, Floating Rate Fund will, under normal circumstances, invest at least 80% of its total assets and High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund may invest up to 15% of their total assets in bank loans or participation interests in variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities.  From time to time, all other Funds may invest in bank loans or participation interests in variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities, but not as part of their principal investment strategy.  Bank loans may be denominated in currencies other than U.S. dollars.  Loans are subject to the credit risk of nonpayment of principal or interest.  Substantial increases in interest rates may cause an increase in loan defaults.  Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.  Moreover, these Funds may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans.  Holders’ claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt.  Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions.  And, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans.  Many loans are relatively illiquid and may be difficult to value.

Investments in bank loans through a direct assignment of the financial institution’s interest with respect to the bank loan may involve additional risks to Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund.  For example, if a secured bank loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund or Total Return Bond Fund could be held liable as co-lenders.

Some bank loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the bank loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of the bank loans, including in certain circumstances, invalidating such bank loans or causing interest previously paid to be refunded to the borrower.  If interest were required to be refunded, it could negatively affect fund performance.

Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  Consequently, when investing in indebtedness of companies with poor credit, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund bear a substantial risk of losing the entire amount invested.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund’s investments, and revolving credit facilities, which would require these Funds to make additional investments in the bank loans as required under the terms of the credit facility at the borrower’s demand.

A financial institution’s employment as agent bank may be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement would remain available to the holders of such indebtedness.  However, if assets held by the agent bank for the benefit of Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund or Total Return Bond Fund were determined to be subject to the claims of the agent bank’s general creditors, such Fund may incur certain costs and delays in realizing payments on a bank loan or loan participation and could suffer a loss of principal and/or interest.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund will acquire loan participations only if the lender inter-positioned between a Fund and the borrower is determined by the Fund’s sub-adviser to be creditworthy.  Loan participations typically will result in Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund having a contractual relationship only with the lender that sold the participation, not with the borrower.  Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  In connection with purchasing loan participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation.  As a result, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund’s investments in loan participations and bank loans may be subject to a Fund’s limitations on investments in illiquid investments and, to the extent applicable, its limitations on investments in securities or bank loans rated below investment grade.  Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund may have difficulty disposing of loan participations and bank loans.  In certain cases, the market for such investments is not highly liquid, and therefore Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund anticipate that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the ability to dispose of particular loan participations or bank loans when necessary to meet redemption of such Fund shares, to meet such Fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.  The lack of a highly liquid secondary market for loan participations and bank loans also may make it more difficult for Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund to value these investments for purposes of calculating their respective net asset value.

FLOATING RATE LOANS Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may invest in interests in floating rate loans.  Senior floating rate loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower.  These Funds may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans.  The proceeds of floating rate loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes.  Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may also invest in companies whose financial condition is uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.  Floating rate loans typically have rates of interest which are reset or redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a spread.  These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.  Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan.  Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.  Some floating rate loans may have the benefit of a LIBOR floor which could be advantageous as the borrower is required to pay interest at a rate that is the higher of (1) LIBOR plus the contract spread; or (2) a fixed rate plus the contract spread.  These loans are in demand and are generally more liquid than non-LIBOR floor loans

Many loans in which Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may invest may not be rated by a rating agency, and many, if not all, loans will not be registered with the Securities and Exchange Commission (“SEC”) or any state securities commission and will not be listed on any national securities exchange.  The amount of public information available with respect to loans will generally be less extensive than that available for registered or exchange listed securities.  In evaluating the creditworthiness of Borrowers, Hartford Investment Management considers, and may rely in part, on analyses performed by others.  In the event that loans are not rated, they are likely to be the equivalent of below investment grade quality.  Debt securities that are rated below-investment-grade and comparable unrated bonds are viewed by the rating agencies as having speculative characteristics and are commonly known as “junk bonds”.  Historically, senior-secured floating rate loans tend to have more favorable loss recovery rates than more junior types of below-investment-grade debt obligations.  Hartford Investment Management does not view ratings as the primary factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal.  The floating rate loans are rated below-investment-grade, which means that rating agencies view them as more likely to default in payment than investment-grade loans.  Such non-payment would result in a reduction of income to Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund or Total Return Bond Fund, a reduction in the value of the investment and a potential decrease in the net asset value of any of these Funds.  With respect to senior-secured floating rate loans, there can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.  In the event of bankruptcy of a Borrower, Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a floating rate loan.  To the extent that a floating rate loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower.  Some floating rate loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such floating rate loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of floating rate loans including, in certain circumstances, invalidating such floating rate loans or causing interest previously paid to be refunded to the Borrower.  If interest were required to be refunded, it could negatively affect Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund’s performance.

When Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund invest in loans and securities, each of these Funds is subject to interest rate risk.  When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline.  Although each of Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund’s net asset value will vary, HIMCO expects the Fund’s policy of acquiring floating rate loans to minimize fluctuations in net asset value as a result of changes in market interest rates.  However, because rates on floating rate loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in such Fund’s net asset value.  Similarly, a sudden and significant increase in market interest rates may cause a decline in Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund’s net asset value.

Although the volume of floating rate loans has increased in recent years, demand for loans has also grown.  An increase in demand may benefit Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund by providing increased liquidity for loans but may also adversely affect the rate of interest payable on loans acquired by these Funds and the availability of loans acquired in the primary market, as well as increase the price of loans in the secondary market.

Prepayment Risks.  Most floating rate loans and certain debt securities allow for prepayment of principal without penalty.  Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  In addition, with respect to fixed-rate investments, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the investment and making the investment more sensitive to interest rate changes.  Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities.  Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited.  Loans or debt securities purchased to replace a prepaid loan or debt security may have lower yields than the yield on the prepaid loan or debt security.

Market Risks.  Significant events, such as turmoil in the financial and credit markets, terrorist events, and other market disruption events, such as weather or infrastructure disruptions that affect the markets generally, can affect the liquidity of Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund and cause spreads to widen or interest rates to rise, resulting in a reduction in value of a Fund’s assets.  Other economic factors (such as a large downward movement in stock prices, a disparity in supply of and demand for certain loans and securities or market conditions that reduce liquidity) can also adversely affect the markets for debt obligations.  Rating downgrades of holdings or their issuers will generally reduce the value of such holdings.  Each of Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund is also subject to income risk, which is the potential for a decline in a Fund’s income due to falling interest rates or market reductions in spread.

Terrorist attacks and related events, including wars in Iraq and Afghanistan and their aftermath, and continuing occupation of Iraq by coalition forces, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets.  A similar disruption of the financial markets, such as the problems in the subprime market, could affect interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares.  In particular, junk bonds and floating rate loans tend to be more volatile than higher-rated fixed income securities so that these events and any actions resulting from them may have a greater effect on the prices and volatility of junk bonds and floating rate loans than on higher-rated fixed income securities.  Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund cannot predict the effects of similar events in the future on the U.S. economy.

Material Non-Public Information.  Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may be in possession of material non-public information about a Borrower or issuer as a result of its ownership of a loan or security of such Borrower or issuer.  Because of prohibitions on trading in securities of issuers while in possession of such information, Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may be unable to enter into a transaction in a loan or security of such a Borrower or issuer when it would otherwise be advantageous to do so.

Regulatory Risk.  To the extent that legislation or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of floating rate loans for investment may be adversely affected.  In addition, such legislation could depress the market value of floating rate loans.

MORTGAGE-RELATED SECURITIES The mortgage-related securities in which each Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled for sale to investors (such as the Funds) by various governmental, government-related and private organizations.  These Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.  When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of a Fund’s shares.

The value of these securities may be significantly affected by interest rates, the market’s perception of the issuers and the creditworthiness of the parties involved.  These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid.  The yield characteristics of the mortgage securities differ from those of traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time.  The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates.  If a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity.  Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.  Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.  Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity.  As a result, the holder of the mortgage securities (e.g., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages.  When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities.  For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of “locking in” long-term interest rates.

Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations.  Multiple-class mortgage-related securities are referred to herein as “CMOs.” Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools.  Investors typically receive payments out of the interest and principal on the underlying mortgages.  The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.  CMOs involve special risk and evaluating them requires special knowledge.

CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity.  As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced.  These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates.  Interest-only (“IO”) and principal-only (“PO”) classes are examples of this.  IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets.  If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced.  In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent.  Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets.  PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.  Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances.  Inverse floating rate CMO classes also may be extremely volatile.  These classes pay interest at a rate that decreases when a specified index of market rates increases.

If the Funds purchase mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, a Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.  For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

ASSET-BACKED SECURITIES Each Fund may invest in asset-backed securities.  Tax exempt structured securities, such as tobacco bonds, are not considered asset-backed securities for purposes of the Tax-Free Funds’ investments.  The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities.  The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables.  These Funds may invest in these and other types of asset-backed securities that may be developed in the future.  These securities may be subject to the risk of prepayment or default.  Not all asset-backed securities have the benefit of a security interest in the underlying asset.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due.  The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.  If the Funds purchase asset-backed securities that are “subordinated” to other interests in the same asset-backed pool, a Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

STRUCTURED NOTES Each Fund may invest in structured notes, which differ from other types of debt securities in several respects.  The interest rate or principal amount payable at maturity may vary based on changes in the value of the equity security or index.  A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases.  Similarly, its value may increase or decrease if the value of the reference instrument decreases.  Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).  For discussion regarding the ability of the Funds to invest in other types of structured notes, please see Other Derivatives and Structured Investments, below.

Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates.  Further, in the case of certain structured notes, a decline or increase in the value of the reference instrument may cause the interest rate to be reduced to zero, and any further declines or increases in the reference instrument may then reduce the principal amount payable on maturity.  The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the reference instrument increases or decreases.  Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

MUNICIPAL SECURITIES Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund, Tax-Free National Fund and Total Return Bond Fund may invest in municipal securities.  Municipal securities include primarily debt obligations of the states, their agencies, universities, boards, authorities and political subdivisions (for example, cities, towns, counties, school districts, authorities and commissions) issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses.  Certain types of industrial development bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal.  In addition, structured securities, such as tobacco bonds, may be issued by municipal entities to securitize future payment streams.  Such obligations are included within the term municipal securities if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation but may include securities which pay interest income subject to the alternative minimum tax.  Certain types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial, commercial or office facilities constitute municipal securities, although current federal income tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are general obligation bonds and limited obligation (or revenue) bonds.  General obligation bonds are obligations involving credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or revenue source.  The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer.  Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility.  Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues of the project to be financed, pledged to their payment.  The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any).  There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, depending on various factors (see Appendix A).

The yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  The ratings of the various rating agencies represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general, not absolute, standards of quality.  Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

As a fundamental policy, Tax-Free National Fund will not invest more than 25% of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.  As to utility companies, gas, electric, water and telephone companies will be considered as separate industries.  For this purpose, municipal bonds refunded with U.S. Government securities will be treated as investments in U.S. Government securities, and are not subject to this requirement or the 5% diversification requirement under the 1940 Act.  These refunded municipal bonds will however be counted toward the policy that Tax-Free National Fund must invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.  For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes.

Securities in which High Yield Municipal Bond Fund and Tax-Free National Fund may invest, including municipal securities, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by Congress extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  There is also the possibility that, as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest on and principal of their municipal securities may be materially affected.

For the purpose of diversification under the 1940 Act, the identification of the issuer of a municipal security depends on the terms and conditions of the security.  If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision, respectively, will be deemed the sole issuer of the security.  If the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision are separate from those of the state or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality will be deemed to be the sole issuer.  Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, then such non-governmental user will be deemed to be the sole issuer.  If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by a Fund exceeds 10% of the value of the Fund’s total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.

Municipal bonds are traded in the “over-the-counter” market among dealers and other large institutional investors.  In the latter months of 2008 the over-the-counter municipal bond market was subject to greater volatility than it has historically experienced.  Liquidity in the municipal bond market (the ability to buy and sell bonds readily) was reduced, as were other fixed-income markets, in response to overall economic conditions and credit tightening.  If market liquidity reduces, a Fund may not be able to sell bonds readily at prices reflecting the values at which the bonds are carried on the Fund’s books.

OTHER CAPITAL SECURITIES The Funds may invest in other capital securities, and Strategic Income Fund may invest up to 15% of its assets in other capital securities.  Other capital securities encompass a group of instruments referred to in capital markets as “Hybrids,” “Tier I and Tier 2” and “TRUPS.” These securities give issuers flexibility in managing their capital structure.  The features associated with these securities are predominately debt like in that they have coupons, pay interest and in most cases have a final stated maturity.  There are certain features that give the companies flexibility not commonly found in fixed income securities, which include, but are not limited to, deferral of interest payments under certain conditions and subordination to debt securities in the event of default.  But it should be noted that in an event of default the securities would typically be expected to rank senior to common equity.  The deferral of interest payments is generally not an event of default for an extended period of time and the ability of the holders of such instruments to accelerate payment under terms of these instruments is generally more limited than other debt securities.

INVERSE FLOATERS Global All-Asset Fund, Global Real Asset Fund, High Yield Municipal Bond Fund, Income Fund, Money Market Fund, Strategic Income Fund and Tax-Free National Fund may invest in inverse floaters.  Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates.  Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security.  An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest.  A higher degree of leverage may be associated with greater volatility in the values of inverse floaters although the aggregate amount at risk is essentially equal to the aggregate face amount of inverse floaters.  A Fund could lose money and its net asset value could decline if movements in interest rates are incorrectly anticipated.

High Yield Municipal Bond Fund may invest up to 15% of its total assets in a type of inverse floater (a municipal inverse floater) which is typically created when the Fund arranges for the deposit of a municipal bond it owns with a special purpose vehicle (SPV) and receives the municipal inverse floater (which is comprised of a residual interest in the cash flows and assets of the SPV) and proceeds from the issuance by the SPV of floating rate certificates to third parties.  In this type of municipal inverse floater, the Fund generally reserves the right to “unwind” the transaction—i.e., to (1) cause the holders of the floating rate certificates to tender their certificates at par, and (2) return the municipal inverse floater to the SPV and receive back the original municipal bond.  If the Fund exercises this right, it would pay the par amount due on the floating rate certificates and exchange the municipal inverse floater for the underlying municipal bond.  The SPV may also be terminated upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade of the credit rating of the underlying municipal bond, a payment failure by or the bankruptcy of the issuer of the underlying municipal bond, the inability to remarket floating rate certificates, or the SPV’s failure to obtain renewal of the liquidity agreement relating to the floating rate certificates.  In the event of such a termination, the fund shall have the option but not the obligation to effect the economic equivalent of an “unwind” of the transaction.

Municipal inverse floaters may also be created by municipal or other issuers directly.  The holder of a municipal inverse floater generally bears substantially all of the downside investment risk associated with the underlying bond, and typically also is the potential beneficiary of any appreciation of the underlying bond’s value.  Generally, this type of transaction enables High Yield Municipal Bond Fund to gain the same level of economic exposure to the underlying bond without expending the purchase price of that underlying bond.  This expenditure differential (between the purchase price of the underlying bond and the purchase price of the inverse floater) is available to High Yield Municipal Bond Fund to invest in accordance with such Fund’s investment policies.

Inverse floaters may, as short-term interest rates rise, produce less current income.  Inverse floaters may have a price volatility which is greater than a traditional security of the same amount.  Inverse floaters may produce more current income as interest rates fall.  Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.

EQUITY SECURITIES Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.  High Yield Municipal Bond Fund, Money Market Fund and Tax-Free National Fund may not invest in equity securities.  Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund have a limited ability to invest in certain types of equity securities as described below.  All other Funds (except those Funds described in the two immediately preceding sentences) may invest in all types of equity securities and may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder.  Floating Rate Fund, High Yield Fund, Income Fund and Total Return Bond Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities or debt securities or loans.  While the Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund will not make direct purchases of common stock, from time to time these funds may hold positions in common stock as a result of certain events, such as among other things the exercise of conversion rights or warrants, as well as restructurings or bankruptcy plans of reorganization with respect to an insurer’s securities held by a fund.  Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

INITIAL PUBLIC OFFERINGS The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile.  The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value.  As a Fund’s asset base increases, IPOs often have a diminished effect on such Fund’s performance.

SMALL CAPITALIZATION SECURITIES Each Fund, except High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund and Tax-Free National Fund, may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations.  Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees.  As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies.  Small capitalization securities may be more likely to be offered in initial public offerings.  Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

FOREIGN ISSUERS AND BORROWERS AND NON-DOLLAR SECURITIES AND LOANS Foreign issuers and borrowers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States.  Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets.  Non-dollar securities and loans are securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Many of the Funds are permitted to invest a portion of their assets in securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank.  ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars.  GDRs are certificates issued globally and evidence a similar ownership arrangement.  GDRs are traded on foreign securities exchanges and are denominated in foreign currencies.  The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities.  When selecting securities of foreign issuers and non-dollar securities, the applicable sub-adviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

Funds that are permitted to invest in securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans may invest in debt exchangeable for common stock, debt, currency or equity linked notes and similar linked securities (e.g., zero-strike warrants) (“LNs”), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index.  Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock.  LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined.  Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption.  A Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

Inflation Plus Fund may invest up to 35% of its net assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans.  Capital Appreciation Fund and Capital Appreciation Fund II may each invest up to 35% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans.  Income Fund may invest up to 30% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans.  Growth Opportunities Fund and Value Opportunities Fund may each invest up to 25% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans.  Advisers Fund, Disciplined Equity Fund, Dividend and Growth Fund, Equity Income Fund, Fundamental Growth Fund, Growth Fund, High Yield Municipal Bond Fund, MidCap Fund, MidCap Value Fund, Select SmallCap Value Fund, Small Company Fund, SmallCap Growth Fund, Small/Mid Cap Equity Fund and Value Fund may each invest up to 20% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans.  High Yield Fund and Total Return Bond Fund may each invest up to 30% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans; provided that, with respect to this percentage, neither High Yield Fund nor Total Return Bond Fund may invest more than 10% of its total assets in non-dollar securities and loans.  Floating Rate Fund and Short Duration Fund may each invest up to 25% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans; provided that, with respect to this percentage, Floating Rate Fund may not invest more than 10% of its total assets in non-dollar securities and loans.  Money Market Fund may invest up to 100% of its total assets (provided such assets are U.S. dollar denominated) in the securities of foreign issuers.  Diversified International Fund, Global All-Asset Fund, Global Enhanced Dividend Fund, Global Real Asset Fund, Global Research Fund, Global Growth Fund, Global Health Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund and International Value Fund each may invest 100% of their total assets in the securities of foreign issuers and non-dollar securities.  Strategic Income Fund may invest up to 100% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans.  The Balanced Income Fund may invest up to 25% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans; the fixed income portion of the Fund may invest without limit in U.S. dollar-denominated securities and loans of foreign issuers or borrowers.  High Yield Municipal Bond Fund and Tax-Free National Fund may invest in tax-exempt bonds issued by Native American entities, but, not as part of their principal investment strategy.

Under normal market conditions, Diversified International, International Growth Fund, International Opportunities Fund, International Small Company Fund and International Value Fund invests in a number of different countries throughout the world; however there are no limits on the amount of each Fund’s assets that may be invested in each country.  Global All-Asset Fund, Global Enhanced Dividend Fund, Global Real Asset Fund, Global Research Fund, Global Growth Fund and Global Health Fund each invest in a number of different countries throughout the world, one of which may be the United States; however, each Fund has no limit on the amount of assets that must be invested in each country.

Investing in securities of foreign issuers and loans to foreign borrowers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers and borrowers.  Less information may be available about foreign issuers and borrowers compared with U.S. issuers and borrowers.  For example, foreign issuers and borrowers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers and borrowers.  In addition, the values of non-dollar securities and loans are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations.  Costs are also incurred in connection with conversions between various currencies.

Investing in foreign government debt securities and loans exposes a Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities.  The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country.  Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment.  Some of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government’s policy towards the IMF, the World Bank and other international agencies.

From time to time, International Small Company Fund may invest up to 15% of its total assets, Income Fund and International Value Fund may invest up to 20% of its total assets, each of Global Enhanced Dividend Fund, Global Growth Fund, Global Health Fund, International Growth Fund and International Opportunities Fund may invest up to 25% of its total assets, each of High Yield Fund and Total Return Bond Fund may invest up to 30% of its total assets and Capital Appreciation Fund and Capital Appreciation II Fund may invest up to 35% of its total assets in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  Each of Diversified International Fund, Global All-Asset Fund, Global Real Asset Fund, Global Research Fund and Strategic Income Fund may invest up to 100% of its total assets in loans and securities of issuers located in countries with emerging economies or securities markets.  Short Duration may invest up to 5% of its total assets in dollar-denominated securities of issuers located in countries with emerging economies or securities.  From time to time, all other funds (through certain Underlying Funds in the case of a fund of funds), except Inflation Plus Fund, Money Market Fund and Tax-Free National Fund, may invest in companies that conduct their principal business activities in emerging markets, or whose secutities are traded principally on exchanges in emerging markets, but nota as a part of their principal investment strategy.  Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities.  Prices in these markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Foreign securities are subject to other additional risks.  For example, foreign investments may be more difficult to sell than U.S. investments.  Investments in foreign loans and securities may involve currency risks, difficulty in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.  There may also be difficulty in invoking legal protections across borders.  In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in foreign Borrowers or issuers in countries with developed securities markets and more advanced regulatory systems.  The value of foreign loans and securities is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks.  In addition, the costs of investing abroad are generally higher than in the United States, and foreign loans and securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States.  Foreign investments also can be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations.

Some loans and securities may be issued by companies organized outside the U.S. but are traded in U.S. markets and are denominated in U.S. dollars.  For example, ADRs and shares of some large foreign-based companies are traded on principal U.S. exchanges.  Other loans and securities are not traded in the U.S. but are denominated in U.S. dollars.  These loans and securities are not subject to all of the risks of foreign investing.  For example, foreign trading markets or currency risks will not apply to dollar denominated securities or loans traded in U.S. securities or loan markets.

Some of the foreign loans and securities in which Floating Rate Fund and Strategic Income Fund invest will be denominated in foreign currency.  Changes in foreign currency exchange rates will affect the value of loans and securities denominated or quoted in foreign currencies.  Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the fund’s assets.  However, Floating Rate Fund and Strategic Income

Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

Funds investing in countries with emerging economies or securities markets may invest a portion of its assets in securities issued by companies located in Nigeria, Croatia, Russia and other countries with recently developed markets and market structures.  Because of the recent formation of these securities markets as well as the underdeveloped state of these countries’ banking systems, settlement, clearing and registration of securities transactions are subject to significant risks.  Ownership of shares is defined according to entries in a company’s share register and normally evidenced by extracts from the register.  These extracts are not negotiable instruments and are not effective evidence of securities ownership.  The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity.  Also, there is no central registration system for shareholders and it is possible for a Fund to lose its ownership rights through fraud, negligence or mere oversight.  While the Funds will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a Fund of its ownership rights or improperly dilute its interest.  In addition, while applicable regulations may impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.  In Croatia, these risks are limited to investments in securities that are not traded on the national stock exchange.  However, in other countries, including Nigeria and Russia, all securities investments are subject to these risks.

CURRENCY TRANSACTIONS Each Fund, except Money Market Fund, Short Duration Fund and Tax-Free National Fund, may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value and for other investment purposes.  The Global All-Asset Fund may also engage in currency transactions in pursuit of its return objective.  Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter (“OTC”) currency futures contracts and options thereon and exchange listed and OTC options on currencies.

Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies.  See “Swap Agreements.”

The use of currency transactions to protect the value of a Fund’s assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund’s assets.  Further, the Funds may enter into currency transactions only with counterparties that a sub-adviser deems to be creditworthy.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund.  A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purpose.

A “settlement hedge” or “transaction hedge” is designed to protect a Fund against an adverse change in foreign currency value between the date a security is purchased or sold and the date on which payment is made or received.  Entering into a forward contract for the purchase or sale of the amount of the foreign currency involved in the related securities transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security.  Forward contracts to purchase or sell a foreign currency may also be used by a Fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the sub-adviser.

A Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency.  For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pounds’ value.  Such a hedge, sometimes referred to as a “position hedge,” would tend to off-set both positive and negative currency fluctuations, but would not off-set changes in security values caused by other factors.  A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling.  This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another.  This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency.  This type of strategy, sometimes known as a “currency cross trade,” may be used to reduce exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in the currency and purchased an equivalent security denominated in another.  Currency cross trades protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.  Currency cross trades may also be used to express a directional view of one currency relative to another for the purpose of performance generation

Successful use of currency management strategies will depend on the sub-adviser’s skill in analyzing currency value.  Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the sub-adviser anticipates.  For example, if a currency’s value rose at a time when the sub-adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation.  If the sub-adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security portion if the two currencies do not move in tandem.  Similarly, if the sub-adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss.  There is no assurance that the sub-adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

The Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates, and for other investment purposes.  See “Options and Futures Contracts” for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Funds, for cash flow management, and, for other investment purposes, each Fund, except Money Market Fund, may employ certain hedging, return enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments.  Each Fund, except Money Market Fund, may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements.  A Fund’s ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

A Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund.  This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

The Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on non-dollar securities they hold or intend to purchase.  For example, if a Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency.  Similarly, if a Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

Aggregates are composites of equity or debt securities that are not tied to a commonly known index.  An index is a measure of the value of a group of securities or other interests.  An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities.  A Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations.  The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is “in the money.”

The Funds may write or purchase put and call swap options.  A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

A Fund may only write covered options.  See “Asset Coverage” below.

A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument.  An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Fund (except Money Market Fund) may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

A Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts.  For example, a Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund’s non-dollar securities holdings.  In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs.  When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction.  Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

A Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.  Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts.  Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index.  The volume, breadth, efficiency and other attributes may be limited.  A Fund’s use of these kind of futures contracts will depend to a large degree on how this market develops.

The Funds may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk.  A Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency.  A Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities.  A Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Fund’s investment objectives and policies.

Options on indices are settled in cash, not in delivery of securities.  The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

The Companies, on behalf of the Funds, have filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Funds’ operation.  Accordingly, the Funds are not subject to registration or regulation as a CPO.

Although any one Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under “Currency Transactions”) would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed.  Such risks include: (1) dependence on the ability of a sub-adviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets, (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover, (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests, (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Fund’s ability to establish or close out a position, (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Fund’s assets to cover its obligations, and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a “regulated investment company” for tax purposes.  In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, a Fund may have been in a better position had it not used such a strategy.

COMMODITY FUTURES CONTRACTS  The Global All-Asset Fund and Global Real Asset Fund may trade in commodity futures (and related options).  Commodities are assets that have tangible properties, such as oil, metals, and agricultural products.  A commodity futures contract is an agreement between two parties whereby one party agrees to buy an asset, such as gold, from the other party at a later date at a price and quantity agreed upon when the contract is made.  The buyer of the futures contract is not entitled to ownership of the underlying commodity until expiration of the contract.  In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their futures contract before expiration.  Futures contracts may also be based on commodities indices, among other underlying instruments.

The price volatility of commodity futures contracts has historically been greater than that for traditional securities such as stocks and bonds. To the extent that a Fund invests in commodity futures contracts, the assets of the Fund, and therefore the prices of Fund shares, may be subject to greater volatility.  In addition, there are several additional risks associated with transactions in commodity futures contracts.  In particular, there are costs of physical storage associated with purchasing the underlying physical commodity that are reflected in a commodity futures contract.  To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.  Furthermore, the commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments, and also may be subject to broad price fluctuations.  As in the financial futures markets, there are hedgers and speculators in the commodity futures markets.

DERIVATIVES The Funds (except as noted below) may purchase or sell derivative instruments (which derive their value from another instrument, security or loan, index or currency) to enhance return, to hedge against fluctuations in securities or loans prices, interest rates or currency exchange rates, to change the duration of obligations held by these Funds, or as a substitute for the purchase or sale of loans, securities or currencies.  Each Fund, except Money Market Fund, may enter into currency swaps (except Short Duration Fund and Tax-Free National Fund), interest rate swaps, swaps on specific securities or indices, and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon.  In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a “notional principal amount,” in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time.  If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well.  Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

Each Fund may enter into event linked swaps, including credit default swaps.  The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific name, an index, or a basket of names.  The transactions are documented through swap documents.  A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events.  The “seller” of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.  A Fund will generally not buy protection on issuers that are not currently held by such Fund.  However, each Fund may engage in credit default swap trades on single names, indices and baskets to manage asset class exposure and to capitalize on spread differentials in instances where there is not complete overlap between such Fund’s holdings or exposures and the reference entities in the credit default swap.  Also see Other Derivatives and Structured Investments, below.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another.  For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund’s exposure to rising interest rates.  Another example would be for a Fund to exchange interest payments for inflation-linked payments.  Caps and floors have an effect similar to buying or writing options.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield.

The Funds usually enter into swaps on a net basis.  The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess.  If a Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund’s obligations under each such swap.  The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the applicable sub-adviser to be creditworthy.  If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor.

The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, collars and floors are more customized in nature and accordingly, are less liquid than swaps.  There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms the applicable sub-adviser, as appropriate, believes are advantageous to such Fund.  In addition, although the terms of swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased.  Depending on existing conditions, swaps, caps, collars and floors may be considered by the SEC to be illiquid.

The Funds may use interest rate swaps for risk management purposes and not as a speculative investment.  The Global All-Asset Fund may use interest rate swaps to enhance return, to hedge against fluctuations in interest rates, or as a substitute for the purchase or sale of interest rate-related investments. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund’s portfolio securities and depends on the applicable sub-adviser’s ability to predict correctly the direction and degree of movements in interest rates.  Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if the applicable sub-adviser’s judgment about the direction or extent of the movement in interest rates is incorrect, a Fund’s overall performance would be worse than if it had not entered into any such transactions.  For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

The Funds may also be subject to the risk that the counterparty in a derivative transaction will default on its obligations.  Derivative transactions generally involve the risk of loss due to unanticipated adverse changes in securities and loans prices, interest rates, indices or currency exchange rates, the inability to close out a position, imperfect correlation between a position and the desired hedge and portfolio management constraints on securities and loans subject to such transactions.  The potential loss on derivative instruments may be substantial relative to the initial investment therein.  In addition, the Funds may lose the entire premium paid for purchased options that expire before they can be profitably exercised.  The Funds incur transaction costs in opening and closing positions in derivative instruments.  There can be no assurance that the use of derivative instruments will be advantageous.

Each Subsidiary may invest without limitation in commodity-related instruments, including commodity-related futures, swaps and other derivative instruments, to enhance return, to hedge against fluctuations in commodity prices, or as a substitute for the purchase or sale of commodities.  Commodity-related futures, swaps and other derivative instruments have many of the same risks as other derivative instruments. See Options and Futures Contracts, Commodity Futures Contracts, and Derivatives, above, and Other Derivatives and Structured Investments, and Commodity-Linked Derivatives, below.

ASSET SWAPS Advisers Fund, Global Enhanced Dividend Fund, Global All-Asset Fund, Global Real Asset Fund and Income Fund will be permitted to purchase asset swaps where the underlying issue would otherwise be eligible for purchase by the Fund.  An asset swap is a structure in which a security, for example a convertible bond, which has various components is divided into those components which are sold to different investors.  With a convertible bond asset swap, the equity component of the bond is separated from the fixed income component through the use of a swap.  The result of the transaction for the purchaser of the fixed income component is that it obtains exposure to the issuer which is similar to the exposure it would have received had it purchased a traditional fixed income instrument of the issuer.  Counterparty risk, as described under “Swap Agreements,” is the primary risk of asset swaps.

ILLIQUID INVESTMENTS Each Fund is permitted to invest in illiquid securities or other illiquid investments.  A Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for each of Inflation Plus Fund and 5% for Money Market Fund) would consist of such securities or investments.  Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Fund’s net asset value.  A Fund may not be able to sell illiquid securities or other investments when a sub-adviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid.  A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid.  Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on a Fund’s net asset value.

Under current interpretations of the SEC Staff, the following types of investments in which a Fund may invest are considered illiquid: (1) repurchase agreements maturing in more than seven days, (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions), (3) option contracts, with respect to specific securities, not traded on a national securities exchange that are not readily marketable, and (4) any other securities or investments in which a Fund may invest that are not readily marketable.

INVESTMENT WITH RESTRICTIONS ON RESALE  Each Fund may purchase securities that may have restrictions on transfer or resale (including Rule 144A securities and Regulation S securities).  Depending upon the circumstances, a Fund may only be able to sell these securities in the United States if an exemption from registration under the federal and state securities laws is available or may only be able to sell these securities outside of the United States, such as on a foreign exchange  These securities may either be determined to be liquid or illiquid pursuant to policies and guidelines established by the respective Company’s board of directors.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis.  When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if a sub-adviser deems it advisable.  Distributions attributable to any gains realized on such a sale would be taxable to shareholders.  At the time a Fund makes the commitment to purchase securities on a when-issued basis, it records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund.  At the time of delivery of the securities, the value may be more or less than the purchase price.  Floating Rate Fund may purchase or sell undrawn or delayed draw loans.

DOLLAR ROLLS In connection with their ability to purchase securities on a when-issued or forward commitment basis, Advisers Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund Tax-Free National Fund, and Total Return Bond Fund may enter into “dollar rolls” in which such Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date.  The Funds give up the right to receive principal and interest paid on the securities sold.  However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received.  Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls.  The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of a sub-adviser, as appropriate, to predict interest rates correctly.  There is no assurance that dollar rolls can be successfully employed.  In addition, the use of dollar rolls by a Fund while remaining substantially fully invested increases the amount of a Fund’s assets that are subject to market risk to an amount that is greater than such Fund’s net asset value, which could result in increased volatility of the price of such Fund’s shares.  Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions.  For example, if the counterparty becomes insolvent, a Fund’s right to purchase from the counterparty may be restricted.  Also, the value of the underlying security may change adversely before a Fund is able to purchase them, or a Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market.  Further, because the counterparty may deliver a similar, not identical, security, a Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

OTHER INVESTMENT COMPANIES Other than the funds of funds, each Fund is permitted to invest in other Hartford Funds and investment companies sponsored by another fund family, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (“HOLDRs”), and exchange traded funds (“ETFs”) but not as part of its principal investment strategy.  The funds of funds are permitted to invest in a combination of other Hartford mutual funds (the Underlying Funds) and ETFs as part of their principal investment strategy.  Securities in certain countries are currently accessible to the Funds only through such investments.  The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A Fund’s investments in investment companies may include various ETFs, subject to the fund’s investment objective, policies, and strategies as described in the prospectus.  ETFs are registered investment companies that trade their shares on stock exchanges (such as the American Stock Exchange and the New York Stock Exchange) at market prices (rather than net asset value) and only are redeemable from the fund itself in large increments or in exchange for baskets of securities.  As an exchange traded security, an ETF’s shares are priced continuously and trade throughout the day.  ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector, or may be actively managed.

ETFs can experience many of the same risks associated with individual stocks.  ETFs are subject to market risk where the market as a whole, or that specific sector, may decline.  ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject.  ETFs may trade at a discount to their net asset value (NAV).  Trading in an ETF may be halted if the trading in one or more of the securities held by an ETF is halted.  Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.

Generally, a Fund, other than a fund of funds with respect to the Underlying Funds, will not purchase securities of an investment company if, as a result: (1) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund, or (3) more than 5% of the fund’s total assets would be invested in any one such investment company.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds sponsored by other fund families to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing fund.  The Funds may rely on these exemptive orders to invest in ETFs.

REITS Each Fund may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.  Like registered investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

Investing in REITs involves certain risks.  A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT.  REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs are also subject to interest rate risks.

INVESTMENTS IN A CAYMAN ISLANDS SUBSIDIARY.  Global All-Asset Fund and Global Real Asset Fund each may invest up to 25% of its total assets in the shares of a wholly owned and controlled subsidiary organized in the Cayman Islands that invests primarily in commodity-related instruments (each, a “Subsidiary”). Investments in the Subsidiary are expected to provide each Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and recent Internal Revenue Service (the “IRS”) revenue rulings, as discussed below.  Each Subsidiary is advised by HIFSCO and subadvised by Wellington Management.  Each Subsidiary (unlike the Funds) may invest without limitation in commodity-related instruments.  Each Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund.  Each Subsidiary may be concentrated in one or more commodities and is not subject to the diversification requirements applicable to the Funds.  In addition, each Subsidiary may invest without limitation in commodity-related instruments, including commodity-related futures, swaps and other derivative instruments, to enhance return, to hedge against fluctuations in commodity prices, or as a substitute for the purchase or sale of commodities.  Commodity-related futures, swaps and other derivative instruments have many of the same risks as other derivative instruments. See Options and Futures Contracts, Commodity Futures Contracts, and Derivatives, above, and Other Derivatives and Structured Investments and Commodity-Linked Derivatives, below.

Each Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors, which is comprised of Robert M. Arena Vernon J. Meyer and Tamara L. Fagely, each an officer of the Funds. Each Fund is the sole shareholder of its corresponding Subsidiary, and shares of that Subsidiary will not be sold or offered to other investors.

Each Subsidiary invests primarily in commodity-related instruments. Although a Fund may enter into these commodity-related instruments directly, each Fund will likely gain exposure to these commodity-related instruments indirectly by investing in its Subsidiary. To the extent that the subadviser believes that these commodity-related instruments provide suitable exposure to the commodities market, the Fund’s investment in the Subsidiary will likely increase.

HIFSCO manages the assets of each Subsidiary and Wellington provides investment subadvisory services to each Subsidiary pursuant to separate investment advisory and subadvisory agreements with each Subsidiary.  The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same or with affiliates of the same service providers that provide those services to each Fund.

The financial statements of each Subsidiary will be consolidated with the financial statements of its corresponding Fund in that Fund’s Annual and Semi-Annual Reports. Each Fund’s Annual and Semi-Annual Reports are distributed to shareholders. Copies of a Fund’s Annual Report are provided without charge upon request as indicated on the front cover of this Statement of Additional Information.

Each Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus or this Statement of Additional Information, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly owns and controls its Subsidiary, and each Fund and its Subsidiary are both managed by HIFSCO, making it unlikely that a Subsidiary will take action contrary to the interests of a Fund and its shareholders. Each Fund’s Board of Directors has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. As noted above, each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its corresponding Fund. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in the Fund’s prospectus and this Statement of Additional Information and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Each Fund, as a regulated investment company (“RIC”) under the tax rules, is required to realize at least 90 percent of its annual gross income from investment-related sources, specifically from dividends, interest, proceeds from securities lending, gains from the sales of stocks, securities and foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, or certain types of publicly traded partnerships (referred to as qualifying income). Direct investments by a RIC in commodity-related instruments generally do not, under published IRS rulings, produce qualifying income. However, in a series of private letter rulings, the IRS has indicated that income derived by a RIC from a wholly owned subsidiary invested in commodity and financial futures and option contracts, forward contracts, swaps on commodities or commodities indexes, commodity-linked notes and fixed income securities serving as collateral for the contracts would constitute qualifying income. Each Fund has applied for a private letter ruling from the IRS confirming that income derived from the Fund’s investment in its Subsidiary will constitute qualifying income to the Fund.  There can be no assurance, however, that the IRS will issue such a ruling.

Each Subsidiary will not be subject to U.S. federal income tax. Each Subsidiary will, however, be considered a controlled foreign corporation, and each Fund will be required to include as income annually amounts earned by its Subsidiary during that year. Furthermore, each Fund will be subject to the distribution requirement applicable to open-end management investment companies on such Subsidiary income, whether or not its Subsidiary makes a distribution to the Fund during the taxable year.

LENDING PORTFOLIO SECURITIES  Subject to its investment restrictions set forth under “Investment Objectives and Policies”, from time to time and subject to the Board’s approval, each Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income.  From time to time the Board or the Fund’s adviser may determine that the Fund should not engage in securities lending.  If a security is on loan, under the lending agreement, a borrower is required to deposit cash or liquid securities as collateral that will be at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of each respective Fund by each Fund’s lending agent pursuant to collateral investment guidelines approved by the board of directors.  A Fund does not have the right to receive dividends in respect of loaned securities, but the borrower is required to pay the respective Fund any dividends or distributions accruing on the loaned securities.  A Fund also does not have the right to vote proxies for securities on loan, but the Fund may recall the loaned securities in order to vote the proxies.  Specific securities may be restricted from lending pursuant to Board-approved guidelines, which define circumstances that may have a material effect on the Fund’s investment and then restrict the security from lending (or require the security to be recalled from lending) so that the Fund’s sub-adviser can vote proxies with respect to that security.  The Fund’s right to recall the loaned securities for purposes of voting proxies may not be exercised.  For example, the Board-approved guidelines may not require the security to be restricted from lending or recalled for purposes of proxy voting; or it may be determined that it is in the best interests of the Fund not to restrict or recall the security in order to earn additional income on the loan.  For information about additional instances in which each Fund’s sub-adviser may not vote proxies, see “Proxy Voting Policies and Procedures.”

While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions, and the risk that any efforts to recall the securities for purposes of voting may not be effective.

ASSET COVERAGE To the extent required by SEC guidelines, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund’s books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets.  As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

BORROWING Each Fund may borrow money to the extent set forth under “Investment Objectives and Policies.” The Funds do not intend to borrow for leverage purposes, except as may be set forth under “Investment Objectives and Policies.” Interest paid on borrowings will decrease the net earnings of a Fund and will not be available for investment.

OTHER DERIVATIVES AND STRUCTURED INVESTMENTS Capital Appreciation Fund, Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may enter into total return swaps and credit default swaps as well as instruments that have a greater or lesser credit risk than the security or loan underlying that instrument.  If these strategies do not work as intended, Capital Appreciation Fund, Floating Rate Fund, Global All-Asset Fund, Global Real Asset, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may not achieve their goal.

Capital Appreciation Fund, Floating Rate Fund, Global All-Asset Fund, Global Real Asset, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may obtain exposure to fixed and floating rate bonds and loans and baskets of fixed and floating rate bonds and loans through the use of derivative instruments.  Such derivative instruments have recently become increasingly available.  Hartford Investment Management reserves the right to utilize these instruments and similar instruments that may be available in the future.  For example, Capital Appreciation Fund, Floating Rate Fund, Global All-Asset Fund, Global Real Asset, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may invest in derivative instruments known as the Dow Jones CDX (“CDX”) or other similarly structured products in funded or unfunded form.  CDXs are indices of credit default swaps designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans.  The CDX reference baskets are priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry.  While investing in CDXs will increase the universe of bonds and loans to which Capital Appreciation Fund, Floating Rate Fund, Global All-Asset Fund, Global Real Asset Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund is exposed, such investments entail risks that are not typically associated with investments in other debt instruments.  The liquidity of the market for CDXs will be subject to liquidity in the secured loan and credit derivatives markets.  Investment in CDXs involves many of the risks associated with investments in derivative instruments discussed generally above.  See Swap Agreements.

The Funds (other than Money Market Fund) may invest in credit-linked notes (“CLN”) for risk management purposes, including diversification.  A CLN is a derivative instrument.  It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation).  In addition to credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

The Funds (other than Money Market Fund) may also invest in “structured” notes and other related instruments, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected debt obligations or debt or equity securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indices reflecting bonds.  In addition, with respect to Global All-Asset Fund and Global Real Asset Fund, the value of such notes may be determined by reference to a physical commodity, a commodity futures or option contract, a commodity index, or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets.  Structured instruments may be issued by corporations, including banks, as well as by governmental agencies.  Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances.  The terms of such structured investments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding.  As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments.  The rate of return on structured notes may be determined by the application of a multiplier to the performance or differential performance of the referenced index(es) or other asset(s).  Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

The Funds (other than Money Market Fund) may utilize structured instruments for investment purposes and also for risk management purposes, such as to reduce the duration and interest rate sensitivity of a Fund’s portfolio.  While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks.  Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile.  In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero.  Structured instruments also may involve significant credit risk and risk of default by the counterparty.  Although structured instruments are not necessarily illiquid, the Funds believe that currently most structured instruments are illiquid.  Like other sophisticated strategies, a Fund’s use of structured instruments may not work as intended.  If the value of the embedded index changes in a manner other than that expected by the Funds, principal and/or interest payments received on the structured instrument may be substantially less than expected.  Also, if a Fund uses structured instruments to reduce the duration of a Fund’s portfolio, this may limit the Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline).

Checks and Balances Fund, Global All-Asset Fund, Global Real Asset, High Yield Municipal Bond Fund, Income Fund, Strategic Income Fund and Total Return Bond Fund may invest in “event-linked bonds.” Event-linked bonds result in gains or losses that usually are contingent upon, or formulaically related to, defined triggers.  Some examples of triggers are hurricanes, earthquakes, weather-related events, or statistics relating to such events.  Event-linked bonds may also be referred to as “catastrophe bonds”.  If a trigger occurs, a fund may lose a portion or its entire principal invested in the bond.  Event-linked bonds may provide for an extension of maturity to process and audit loss claims if a trigger has, or possibly has, occurred.  Such extension may increase volatility.  Event-lined bonds may also expose a fund to other unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

The Funds (other than Money Market Fund) may invest in securities trusts, which are investment trust vehicles that maintain portfolios comprised of underlying debt securities that are generally unsecured.  These instruments are purchased in the cash markets and vary as to the type of underlying security, but include such underlying securities as corporate investment grade and high yield bonds and credit default swaps.  Examples include TRAINS, TRACERS, CORE and funded CDX.  Holders of interests in these structured notes receive income from the trusts in respect of principal or interest paid on the underlying securities.  By investing in such notes, a Fund will indirectly bear its proportionate share of any expenses paid by such notes in addition to the expenses of such Fund.

Investments in these structured products are subject to the same risks that would be associated with direct investments in the underlying securities of the structured notes.  These risks include substantial market price volatility resulting from changes in prevailing interest rates; default or bankruptcy of issuers of the underlying securities; subordination to the prior claims of banks and other senior lenders in the case of default; and early repayment by issuers during periods of declining interest rates because of mandatory call or redemption provisions.  In addition, structured note products may have difficulty disposing of the underlying securities because of thin trading markets.

COMMODITY-LINKED DERIVATIVES  The Global All-Asset Fund and Global Real Asset Fund may invest in commodity swap agreements and other commodity-linked derivatives instruments in addition to the types of derivatives described above.  An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index.  In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee.  If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap.  However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee.  With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period.  Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions.  As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates.  Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase.  Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities.  Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets.  Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

COUNTERPARTY RISK With respect to derivative transactions, a Fund will be exposed to the credit of the counterparties to the derivative transaction, and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements.  In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.  The Fund bears the risk of loss of the amount expected to be received under a derivative transaction in the event of the default or bankruptcy of a derivative transaction counterparty.

SHORT SALES Global Enhanced Dividend Fund’s investment strategy may involve more risk than other funds that do not engage in short selling.  In a short sale, Global Enhanced Dividend Fund sells a borrowed security (typically from a broker or other institution).  Global Enhanced Dividend Fund may not always be able to borrow the security at a particular time or at an acceptable price.  Thus, there is risk that Global Enhanced Dividend Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.

After selling the borrowed security, Global Enhanced Dividend Fund is obligated to “cover” the short sale by purchasing and returning the security to the lender.  If a security sold short increases in price, Global Enhanced Dividend Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses Global Enhanced Dividend Fund may be required to pay to the broker or dealer in connection with the short sale.  Because Global Enhanced Dividend Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss.

Short sales also involve other costs.  Global Enhanced Dividend Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding.  In addition, to borrow the security, Global Enhanced Dividend Fund may be required to pay a premium.  Global Enhanced Dividend Fund also will incur transaction costs in effecting short sales.  The amount of any ultimate gain for Global Enhanced Dividend Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses Global Enhanced Dividend Fund may be required to pay in connection with the short sale.

             Until Global Enhanced Dividend Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets to cover Global Enhanced Dividend Fund’s short position.  Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities.  Additionally, Global Enhanced Dividend Fund must maintain sufficient liquid assets (less any additional collateral held by the broker) to cover the short sale obligation.  This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Global Enhanced Dividend Fund may take a short position in a security at the same time that other accounts managed by Hartford Investment Management take a long position in the same security, or take a long position in a security at the same time that other accounts managed by Hartford Investment Management take a short position in the same security.  In addition, Global Enhanced Dividend Fund may from time to time take a long or short position in a particular equity security while simultaneously taking the opposite position with respect to an ETF which includes such particular equity security as a constituent.  ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange.  These and other transactions undertaken on behalf of other accounts managed by Global Enhanced Dividend Fund’s sub-adviser may adversely impact Global Enhanced Dividend Fund.  Transactions on behalf of other accounts managed by Global Enhanced Dividend Fund’s sub-adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of Global Enhanced Dividend Fund.

Certain regulators in various countries throughout the world, including the United States, have recently imposed prohibitions on short sales of certain companies (e.g., financial institutions).  These prohibitions, many of which are temporary, could inhibit the ability of Global Enhanced Dividend Fund’s sub-adviser, Hartford Investment Management, to sell securities short as part of the Global Enhanced Dividend Fund’s investment strategy.

Recent market events have had an impact on some of Global Enhanced Dividend Fund’s trading counterparties.  As a result, Global Enhanced Dividend Fund’s ability to transact with certain counterparties may be limited and Global Enhanced Dividend Fund may be temporarily unable to sell securities pledged as collateral to these counterparties.  This may have a temporary and limited impact on the Global Enhanced Dividend Fund’s ability to fully implement its investment strategy.

By investing the proceeds received from selling securities short, Global Enhanced Dividend Fund is employing a form of leverage.  The use of leverage may increase Global Enhanced Dividend Fund’s exposure to long equity positions and make any change in Global Enhanced Dividend Fund’s NAV greater than without the use of leverage.  This could result in increased volatility of returns.  There is no guarantee that Global Enhanced Dividend Fund will leverage its portfolio, or if it does, that Global Enhanced Dividend Fund’s leveraging strategy will be successful.  Global Enhanced Dividend Fund cannot guarantee that the use of leverage will produce a higher return on an investment.

PORTFOLIO TURNOVER  With respect to Inflation Plus Fund, the portfolio turnover rate was significantly lower in fiscal year 2009 than in fiscal year 2008 as a result of market conditions.  The portfolio turnover rate for Global Research Fund was significantly higher in fiscal year 2009 than in fiscal year 2008 as a result of increased investment opportunities resulting from volatile and unusual market conditions.  The portfolio turnover rate for Small/Mid Cap Equity Fund was significantly lower in fiscal year 2009 than in fiscal year 2008 primarily because turnover was high in 2008 due to a reorganization.

DISCLOSURE OF PORTFOLIO HOLDINGS  Each fund will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the funds’ website at www.hartfordinvestor.com no earlier than 25 calendar days after the end of each month, except (a) each Fund that is a “fund of funds” will publicly disclose its complete month-end portfolio holdings (of underlying funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of the month; (b) a Fund that has a wholly-owned subsidiary will publicly disclose its direct holdings and the holdings of its subsidiary (as if held directly) no earlier than 25 calendar days after the end of each month; and (c) as of October 7, 2010, the Money Market Fund will disclose its complete month-end portfolio holdings no later than 5 business days after the end of the month.

Each fund (that is not a “fund of funds” or, after October 7, 2010, the Money Market Fund) also will publicly disclose on the fund’s web site its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) on the funds’ website no earlier than 15 calendar days after the end of each month, except: (a) if a fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the fund will publicly disclose the largest ten fixed income holdings and its largest ten equity holdings (and the percentage invested in each holding); and (b) if a Fund has a wholly-owned subsidiary, it will determine its largest ten holdings as if the Fund directly held the securities of its the subsidiary.

Each Fund, the Fund’s investment manager, the Fund’s distributor (collectively, “Hartford”) or the Fund’s investment sub-adviser also may confidentially or publicly disclose portfolio holdings on a more frequent basis if approved by the Fund’s CCO and at least one other Fund officer in accordance with the disclosure policy.

Portfolio holdings are disclosed to the Funds’ custodian, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the Funds.  Portfolio holdings may also be disclosed to persons assisting a Fund or its sub-adviser in the voting of proxies, securities lending agents, and to a Fund’s bank lenders.  In connection with managing a Fund, such Fund’s investment manager or sub-adviser may disclose the Fund’s portfolio holdings to third-party vendors that provide analytical systems services to the Fund’s investment manager or sub-advisers on behalf of the Fund, and to certain third party industry information vendors, institutional investment consultants, and asset allocation service providers.  With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements.  From time to time, a Fund may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

The Funds have entered into ongoing arrangements to disclose portfolio holdings to the following entities:

BlackRock Financial Management, Inc.

Bowne & Co., Inc. (Financial printers)

Brown Brothers Harriman & Co.

Class Action Claims Management

Confluence Technologies

Ernst & Young LLP (each Fund’s Independent Registered Public Accounting Firm)

FactSet Research Systems Inc.

Glass, Lewis & Co.

Goldman Sachs Agency Lending

Investment Technology Group, Inc.

J.P.  Morgan Securities, Inc.

Lipper Inc.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

RiskMetrics

State Street Bank and Trust Company (each Fund’s Custodian and Securities Lending Agent)

State Street Investment Management Solutions

Strategic Advisors, Inc.

Wolters Kluwer Financial Services

Portfolio holdings are disclosed at various times to Lipper Inc.  (on a monthly basis with a lag time of two days) in order to fulfill its obligations to the Funds.  Portfolio holdings are disclosed on a daily basis to BlackRock Financial Management, Inc., Brown Brothers Harriman & Co., FactSet Research Systems Inc., Glass Lewis & Co., Goldman Sachs Agency Lending, Investment Technology Group, Inc. (for certain Funds), RiskMetrics, State Street Bank and Trust Company and State Street Investment Management Solutions.  Portfolio holdings are disclosed on a weekly basis to Investment Technology Group, Inc.  (for certain Funds) with no lag time.  Portfolio holdings are disclosed to J.P.  Morgan, Class Action Claims Management, Strategic Advisors, Inc.  and Wolters Kluwer Financial Services on a monthly basis, with lag times of five calendar days, two days, fifteen business days and two days, respectively.  Portfolio holdings are disclosed to Confluence Technologies, Merrill Lynch, Pierce, Fenner & Smith Incorporated and Bowne & Co., Inc.  on a quarterly basis, with lag times of three, five and ten business days, respectively.  Portfolio holdings are disclosed to the Funds’ independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the Funds’ independent registered public accounting firm to provide services to the Funds, with no lag time.  Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

Additionally, Hartford or its sub-advisers may provide oral or written information (“portfolio commentary”) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small, mid and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons and bond credit quality ratings.  This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance.  Hartford or its sub-advisers may also provide oral or written information (“statistical information”) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information.  This portfolio commentary and statistical information about a Fund may be based on the Fund’s most recent quarter-end portfolio, month-end or on some other interim period.  Portfolio commentary and statistical information may be available on the Funds’ web site or may be provided to members of the press, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers, or current or potential shareholders in a Fund or their representatives.  The content and nature of the information provided to each of these persons may differ.

Hartford and its sub-advisers have implemented procedures reasonably designed to ensure that (1) any disclosure of a Fund’s portfolio securities is made pursuant to a practice or arrangement approved in accordance with the policy; (2) personnel who are in a position to disclose Fund portfolio holdings are appropriately trained to comply with the Funds’ policies regarding the disclosure of portfolio holdings and (3) each approved disclosure arrangement or practice is documented by the Funds’ chief compliance officer or his/her designee.

In no event will the Hartford or its sub-advisers or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of Fund portfolio holdings.

The Funds’ chief compliance officer is responsible for addressing conflicts of interest between the interests of Fund shareholders, on the one hand, and the interests of the Funds’ investment manager, investment sub-adviser, principal underwriter, or any affiliated person of a Fund, its investment manager, investment sub-adviser, or its principal underwriter, on the other.  Every violation of the portfolio holdings disclosure policy must be reported to the Funds’ chief compliance officer.

The Board of Directors of the Funds reviews and approves the Funds’ policy on disclosure of portfolio holdings.  The Chief Compliance Officer for the Funds’ investment manager will provide summaries of all newly approved arrangements and will report exceptions to and material violations of this policy to the Board of Directors of the Funds.  There can be no assurance, however, that the Funds’ portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

FUND MANAGEMENT

Each Company has a board of directors, who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the directors.  The following tables set forth various information about the directors and officers of the Companies.  The first table relates to those directors who are deemed not to be “interested persons” of the Companies, as that term is defined in the 1940 Act (i.e., “non-interested directors”), while the second table provides information about the Companies’ “interested” directors and the Companies’ officers.

NON-INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR

LYNN S. BIRDSONG (1946) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2003	Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.	88	Mr. Birdsong is a Director of The Japan Fund (4/2003 to current) and the Sovereign High Yield Fund (4/2010 to current)

ROBERT M. GAVIN (1940) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director and Chairman of the Board	Director since 2002(1) Director since 1986(2) Chairman of the Board for each Company since 2004	Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.	88	N/A

DUANE E. HILL (1945) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2001(1) Since 2002(2)	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	88	N/A

SANDRA S. JAFFEE (1941) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005	Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).	88	N/A

WILLIAM P. JOHNSTON (1944) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman. Mr. Johnston was a member of the law firm of Waller Lansden Dortch & Davis from 1969 until 1986.

				88

Mr. Johnston is a Director of Fresenius Medical Care AG & Co. (5/2006 to current); KGaA, MultiPlan, Inc., (7/2006 to current); LifeCare Holdings, Inc., (8/2007 to current) and HCR-ManorCare, Inc. (2/2008 to current). Mr. Johnston served as a Director of Renal Care Group (11/2002 to 3/2006)

PHILLIP O. PETERSON (1944) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002(1) Since 2000(2)	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	88	Mr. Peterson is a Trustee of the William Blair Funds (2/2007 to current)

LEMMA W. SENBET (1946) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

				88	N/A

(1)          For The Hartford Mutual Funds, Inc.

(2)          For The Hartford Mutual Funds II, Inc.

*                 Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

LOWNDES A. SMITH** (1939) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 1996(1) Since 2002(2)	Mr. Smith served as Vice Chairman of The Hartford Financial Services Group, Inc. (“The Hartford”) from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002.	88

Mr. Smith is a Director of White Mountains Insurance Group Ltd. (10/2003 to current); One Beacon Insurance (10/2006 to current); Symetra Financial (8/2007 to current) and Whittington Gray Associates (1/2007 to current)

JOHN C. WALTERS (1962) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Director since 2008***	Mr. Walters currently serves as Chief Executive Officer, President and Director of Hartford Life, Inc., (“HL, Inc.”) Mr. Walters also serves as Chairman of the Board, Chief Executive Officer, President and Director of Hartford Life Insurance Company (“Hartford Life”) and as executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).	88	N/A

ROBERT M. ARENA, JR. (1968) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	President and Chief Executive Officer	Since 2009****

Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Director and Senior Vice President of Hartford Administrative Services Company (“HASCO”), Chief Executive Officer, Manager and President of Hartford Investment Financial Services, LLC (“HIFSCO”) and Manager and Chief Executive Officer, Manager and President of HL Investment Advisors.

				N/A	N/A

TAMARA L. FAGELY (1958) c/o Hartford Mutual Funds 500 Bielenberg Drive Woodbury, MN 55125	Vice President, Controller and Treasurer	Since 2002(1) Since 1993(2)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently, Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

				N/A	N/A

BRIAN L. FERRELL (1962) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	AML Compliance Officer	Since 2008

Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006 and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005 to 2006.

				N/A	N/A

DR. ROBERT J. FROEHLICH (1953) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Senior Managing Director(3)	Since 2009	Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management 1997 to 2009.	N/A	N/A

THOMAS D. JONES III (1965) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President and Chief Compliance Officer	Since 2006

Mr. Jones joined Hartford Life as Vice President and Director of Securities Compliance in 2006 from SEI Investments (“SEI”), where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas), where he worked from 1992 to 2004.

				N/A	N/A

EDWARD P. MACDONALD (1967) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President, Secretary and Chief Legal Officer	Since 2005

Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Secretary and Vice President of HASCO, Assistant Vice President of Hartford Life, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined the Hartford in 2005.

				N/A	N/A

VERNON J. MEYER (1964) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006	Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.	N/A	N/A

D. KEITH SLOANE (1960) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2009

Mr. Sloane is a Senior Vice President of Hartford Life Insurance Company. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

				N/A	N/A

JANE WOLAK (1961) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2009

Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001 to 2007.

			N/A	N/A

(1)          For The Hartford Mutual Funds, Inc.

(2)          For The Hartford Mutual Funds II, Inc.

(3)          Dr. Froehlich is not an officer of The Hartford Income Shares Fund, Inc.

*                 Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**          “Interested person”, as defined in the 1940 Act of the Company because of the person’s affiliation with, or equity ownership of, HIFSCO, Hartford Investment Management or affiliated companies.

*** David M. Znamierowski tendered his resignation as an interested director of each Company effective as of November 6, 2008.  Mr. Walters was elected as an interested director of each Company by the Board of Directors as of November 6, 2008.

****            Robert Arena assumed the role of president and chief executive officer of each Company effective May 6, 2009.  John Walters previously served as president and chief executive officer of the Companies from 2007 through 2009.  Mr. Arena had previously served as Vice President of each Company from 2006 through 2009.

All directors and officers of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. also hold corresponding positions with Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc. and The Hartford Income Shares Fund, Inc.

BOARD OF DIRECTORS.  Each Company has a Board of Directors.  The same directors serve on the Board of each Company.  The Board is responsible for oversight of the Funds.  The Board elects officers who are responsible for the day to day operations of the Funds.  The Board oversees the investment manager and the other principal service providers of the Funds.  The Board currently holds six regularly scheduled meetings throughout each year.  In addition, the Board may hold special meetings at other times.  As described in more detail below, the Board has established four standing committees, Audit Committee, Compliance Committee, Investment Committee and Nominating Committee.  These committees assist the Board in fulfilling its oversight responsibilities.

The Board is chaired by an Independent Director.  The Independent Chairman presides at Board meetings and participates in the preparation of agendas for the meetings.  The Independent Chairman also acts as a liaison with the Funds’ officers, the investment manager, and other directors between meetings.  The Chairman also coordinates Board activities and functions with the Chairmen of the committees.  The Chairman may also perform such other functions as may be requested by the Board from time to time.  The Board has determined that the Board’s leadership and committee structure is appropriate because it provides structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment.  In addition, the committee structure permits an efficient allocation of responsibility among Directors.

The Board oversees risk as part of its general oversight of the Funds and risk is addressed as part of various Board and Committee activities.  The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks.  The Funds’ officers and service providers, which are responsible for the day to day operations of the Funds, implement risk management in their activities.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds, and that it is not possible to develop processes and controls to eliminate all risks and their possible effects.  The Audit Committee plays a lead role in receiving reports from management regarding risk assessment and management.  In particular, the investment manager has established an internal committee focused on risk assessment and risk management related to the operations of the Funds and the investment manager, and the chairperson of that committee reports to the Audit Committee on a semi-annual basis (or more frequently if appropriate).  Other committees also review matters relating to risk.  The Compliance Committee assists the Board in overseeing the activities of the Funds’ CCO, and the CCO provides an annual report to the Compliance Committee and the Board regarding material compliance matters.  The Compliance Committee and the Board receive and consider other reports from the CCO throughout the year.  The Investment Committee assists the Board in overseeing investment matters.  The Investment Committee receives reports from the investment manager relating to investment performance, including information regarding investment risk.  The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and valuation risks.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

STANDING COMMITTEES. Each board of directors has established an Audit Committee, a Compliance Committee, an Investment Committee and a Nominating Committee.

Each Audit Committee currently consists of the following non-interested directors: Robert M. Gavin, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson.  Each Audit Committee (i) oversees the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the applicable board of directors in its oversight of the qualifications, independence and performance of the Funds’

independent registered public accounting firm; the quality, objectivity and integrity of the Funds’ financial statements and the independent audit thereof; and the performance of the Fund’s internal audit function, and (iii) acts as a liaison between the Funds’ independent registered public accounting firm and the respective full board.  The Funds’ independent registered accounting firm reports directly to the Audit Committees.  The Audit Committees regularly report to the Boards of Directors.

Each Compliance Committee currently consists of Robert M. Gavin, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson.  Each Compliance Committee assists the applicable board in its oversight of the implementation by the Funds of policies and procedures that are reasonably designed to prevent the Funds from violating the Federal Securities Laws.

Each Investment Committee currently consists of Lynn S. Birdsong, Duane E. Hill, Lemma W. Senbet, Lowndes A. Smith and John C. Walters.  Each Investment Committee, which was established on February 1, 2005, assists the applicable board in its oversight of the Funds’ investment performance and related matters.

Each Nominating Committee currently consists of all non-interested directors of the funds: Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma W. Senbet.  Each Nominating Committee screens and selects candidates to the applicable board of directors.  Each Nominating Committee screens and selects candidates to the board of directors and periodically reviews and evaluates the compensation of the non-interested directors and makes recommendations to the board of directors regarding the compensation of, and expense reimbursement policies with respect to, non-interested directors.  The Nominating Committee will consider nominees recommended by shareholders for non-interested director positions if a vacancy among the non-interested directors occurs and if the nominee meets the Committee’s criteria.

During the fiscal year ended October  31, 2009, the above referenced committees of each of the Companies met the following number of times: Audit Committee — 6 times, Investment Committee  — 7 times, Nominating Committee — 3 times and the Compliance Committee — 4 times.

All directors and officers of the Companies are also directors and officers of three other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser.

DIRECTOR QUALIFICATIONS.  The governing documents for the Companies do not set forth any specific qualifications to serve as a director.  The Charter for the Nominating Committee also does not set forth any specific qualifications, but it does set forth criteria that the Committee should consider as a minimum requirement for consideration as an independent director, including:  15 years business or academic experience in a management, administrative or other oversight capacity; college degree or business experience equivalent to a college degree; an ability to invest in the Funds; a person of high ethical standards; and a person able to think through and discuss complicated regulatory and financial issues and arrive at reasonable decisions on these issues on behalf of Fund shareholders.

The Board has concluded, based on each director’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other directors, that each director is qualified to serve as a director for the Funds.  Among the attributes and skills common to all directors are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with management and service providers, and the ability to exercise independent business judgment.  The Board has considered the actual service of each director in concluding that the director should continue to serve.  Each director’s ability to perform his or her duties effectively has been attained through the director’s education and work experience, as well as service as a director for the Funds and/or other entities.  Set forth below is a brief description of the specific experience of each director.  Additional details regarding the background of each director is included in the chart earlier in this section.

Lynn S. Birdsong.  Mr. Birdsong has served as a director of the Funds since 2003.  He has served as Co-Chairman of the Investment Committee since 2005.  Mr. Birdsong served in senior executive and portfolio management positions for investment management firms for more than twenty-five years.  He has served as a director of other mutual funds for more than ten years.

Robert M. Gavin.  Dr. Gavin has served as a director of the Funds (and their predecessors) since 1986.  He has served as Chairman of the Board of the Funds since 2004.  Dr. Gavin has more than twenty-two years of experience in leadership positions in higher education, including serving as president of Macalester College, St. Paul, Minnesota.

Duane E. Hill.  Mr. Hill has served as a director of the Funds since 2001.  He has served as the Chairman of the Nominating Committee since 2003.  Mr. Hill has more than thirty-five years experience in senior executive positions in the banking, venture capital and private equity industries.

Sandra S. Jaffee.  Ms. Jaffee has served as a director of the Funds since 2005.  Ms. Jaffee has more than thirty-five years of experience as a senior executive in the financial services and technology area, including serving as chairman and CEO of a leading provider of compliance/regulatory technology to financial institutions and as president and CEO of the global securities services division of a major financial services company.

William P. Johnston.  Mr. Johnston has served as a director of the Funds since 2005.  He has served as Chairman of the Compliance Committee since 2005.  Mr. Johnston has more than forty years of experience in senior leadership positions in the health care, investment banking and legal industries.  He currently serves as a senior adviser to a global private equity investment firm and serves on other boards.  He previously served as managing director and head of investment banking, CEO and vice chairman for an investment bank.

Phillip O. Peterson.  Mr. Peterson has served as a director of the Funds (and their predecessors) since 2000.  He has served as the Chairman of the Audit Committee since 2002.  Mr. Peterson was a partner of a major accounting firm, providing services to the investment management industry.  He has served as an independent president of a mutual fund complex, and he serves on another mutual fund board.

Lemma W. Senbet.  Dr. Senbet has served as a director of the Funds (and their predecessors) since 2000.  For more than twenty years, Dr. Senbet has served as a professor of finance, including serving as the Director of Center for Financial Policy and as the chair of the finance department at a major university.  He has served the finance profession in various capacities, including as a director or officer of finance associations.

Lowndes A. Smith.  Mr. Smith has served as a director of the Funds (and their predecessors) since 1996.  He has served as Co-Chairman of the Investment Committee since 2005.  Mr. Smith previously served as Vice Chairman of The Hartford Financial Services Group, Inc. and as President and CEO of Hartford Life Insurance Company.  Mr. Smith serves on a variety of other boards.

John C. Walters.  Mr. Walters has served as a director of the Funds since 2008.  He currently serves as Chairman of the Board, Chief Executive Officer, President and Director of Hartford Life Insurance Company and as Executive Vice President of The Hartford Financial Services Group, Inc.

The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2009 (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NON-INTERESTED DIRECTORS

NAME OF DIRECTOR	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES

Lynn S. Birdsong	Capital Appreciation II Fund	Over $100,000	Over $100,000
	Dividend and Growth Fund	$50,001-$100,000
	Equity Income Fund	$10,001-$50,000
	Global Growth Fund	$50,001-$100,000
	High Yield Fund	$10,001-$50,000
	MidCap Fund	$10,001-$50,000
	Money Market Fund	$1-$10,000
	Total Return Bond Fund	$10,001-$50,000

Dr. Robert M. Gavin	Balanced Allocation Fund	Over $100,000	Over $100,000
	Global Growth Fund	$10,001-$50,000
	Growth Fund	$50,001-$100,000
	Growth Opportunities Fund	Over $100,000
	Money Market Fund	$10,001-$50,000
	Total Return Bond Fund	Over $100,000

Duane E. Hill	Capital Appreciation Fund	Over $100,000	Over $100,000
	Floating Rate Fund	$50,001-$100,000

Sandra S. Jaffee	Capital Appreciation Fund	$10,001-$50,000	$10,001-$50,000

William P. Johnston	Capital Appreciation Fund	Over $100,000	Over $100,000
	Capital Appreciation II Fund	Over $100,000

Phillip O. Peterson	Capital Appreciation II Fund	$10,001-$50,000	$50,001-$100,000
	Global Research Fund	$10,001-$50,000

Lemma W. Senbet	Capital Appreciation II Fund	$1-$10,000	$50,001- $100,000
	Dividend and Growth Fund	$10,001-$50,000
	Global Health Fund	$10,001-$50,000
	Growth Opportunities Fund	$10,001-$50,000
	Money Market Fund	$1-$10,000
	Small Company Fund	$10,001-$50,000
	Tax-Free National Fund	$1-$10,000
	Value Fund	$1-$10,000

INTERESTED DIRECTORS

NAME OF DIRECTOR	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES

Lowndes A. Smith	Advisers Fund	$1-$10,000	Over $100,000
	Capital Appreciation Fund	Over $100,000
	Global Growth Fund	$10,001-$50,000
	Global Health Fund	$50,001-$100,000
	Global Research Fund	$10,001-$50,000
	International Opportunities Fund	$10,001-$50,000
	MidCap Fund	$50,001-$100,000
	Small Company Fund	$10,001-$50,000

John C. Walters	Equity Income Fund	$50,001-$100,000	Over $100,000
	Floating Rate Fund	Over $100,000
	Global Research Fund	Over $100,000
	Growth Fund	$50,001-$100,000
	Growth Opportunities Fund	Over $100,000
	MidCap Fund	$10,001-$50,000
	Value Fund	Over $100,000

COMPENSATION OF OFFICERS AND DIRECTORS The Funds pay a portion of the chief compliance officer’s compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by The Hartford. The chart below sets forth the compensation paid by each Company to the following directors for the fiscal year ended October 31, 2009 and certain other information.

Name of Person, Position	Aggregate Compensation From The Hartford Mutual Funds, Inc.	Aggregate Compensation From The Hartford Mutual Funds II, Inc.	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds And Fund Complex Paid To Directors*
Lynn S. Birdsong, Director	$91,314	$7,106	$0	$0	$190,000
Dr. Robert M. Gavin, Director	$128,080	$9,967	$0	$0	$266,500
Duane E. Hill, Director	$81,702	$6,358	$0	$0	$170,000
Sandra S. Jaffee, Director	$79,059	$6,152	$0	$0	$164,500
William P. Johnston, Director	$94,438	$7,349	$0	$0	$196,500
Phillip O. Peterson, Director	$94,438	$7,349	$0	$0	$196,500
Lemma W. Senbet, Director	$76,415	$5,947	$0	$0	$159,000
Lowndes A. Smith, Director	$90,833	$7,069	$0	$0	$189,000

*      As of October 31, 2009, five registered investment companies in the Complex paid compensation to the directors.

The sales load for Class A and Class L shares of the Funds is waived for present and former officers, directors and employees of the Companies, The Hartford, the sub-advisers, the transfer agent and their affiliates.  Such waiver is designed to provide an incentive for individuals that are involved and affiliated with the Funds and their operations to invest in the Funds.

Each Company’s Articles of Incorporation provide that the Company to the full extent permitted by Maryland General Corporate Law and the federal securities laws shall indemnify the directors and officers of the Company.  The Articles of Incorporation do not authorize the Companies to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

As of April 30, 2010, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of each Fund.  As of the date of this filing, no person held an interest in Global All-Asset Fund, Global Real Asset Fund or International Value Fund equal to 5% or more of the outstanding shares of a class.  As of May 5, 2010, the following persons held an interest in the following Funds equal to 5% or more of outstanding shares of a class:

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

The Hartford Advisers Fund
ROBERT C NIEDERMAYER TRUSTEE FBO OCCMED PAI LIFE PLAN CHEEKTOWAGA NY						10.41%
EMJAY CORP TRUSTEE FBO: FASCORE LLC RETIREMENT PLANS GREENWOOD VLG CO									10.35%
SAXON & CO PHILADELPHIA PA									39.47%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							98.11%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						81.27%		99.55%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			10.79%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		9.11%	7.16%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	42.95%	13.64%	5.44%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									50.18%

The Hartford Balanced Allocation Fund
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA					25.77%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY					22.73%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT								92.51%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT						6.74%		5.22%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	41.22%	14.32%

PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	6.80%	11.32%	10.55%	16.76%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	7.20%				79.26%	92.25%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				7.91%

The Hartford Balanced Income Fund(1)
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				16.28%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY				7.78%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT				8.02%				100.00%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		8.96%	14.42%	54.38%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	6.14%		9.48%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	70.38%	60.13%	12.70%
STIFEL NICOLAUS & CO INC JOSEPH MICHAEL MILITELLO SAINT LOUIS MO				7.84%

The Hartford Capital Appreciation Fund
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN								14.71%
MERCER TRUST CO TTEE FBO EDWARD D JONES & CO DEFFDCOMP PLAN NORWOOD MA							41.54%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								6.79%

NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS COVINGTON KY								9.83%
STATE STREET BANK AND TRUST CUST FBO HARTFORD CHECKS & BALANCES FND ATTN: MARILYN ORR WOODBURY MN								36.35%
MAC & CO FBO MERCER ATTN: MUTUAL FUND OPERATIONS PITTSBURGH PA							12.81%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					50.65%	50.23%	28.88%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		5.21%	15.96%	37.76%		7.59%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	27.13%	18.57%		21.11%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY		5.51%	10.84%	5.00%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	5.69%	9.05%	6.70%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN								7.71%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA						9.31%

The Hartford Capital Appreciation II Fund
COUNSEL TR DBA MATC FBO KUNES RETPLAN PITTSBURGH PA							8.60%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN								8.13%

STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								75.13%
SCOTT NICHOLSON FBO ENTERPRISE RECOVERY SYSTEMS 401K PSP & TR WESTCHESTER IL							8.72%
COUNSEL TR DBA MATC FBO J B MATHEWS CO 401K PSP & TR PITTSBURGH PA							12.43%
MG TRUST CO AGENT FOR NTC & CO CUST FBO RETIF OIL & FUEL LLC DENVER CO							52.16%
FIIOC FBO LAIRD PLASTICS INC PS AND RETIREMENT SAVINGS PLAN COVINGTON KY						6.21%
FIIOC FBO NUNHEMS USA INC 401K PSP COVINGTON KY						11.99%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	25.16%	13.79%
DWS TRUST CO CUST FBO HI-TECH PHARMACAL SALEM NH					5.94%
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO MUTUAL FUND CLIENTS NEWARK NJ				5.45%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				23.65%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			9.60%	18.93%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			12.37%	16.56%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	12.65%	11.88%	10.44%	14.81%			7.40%

STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN								8.56%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA						53.68%

The Hartford Checks and Balances Fund
MG TRUST COMPANY CUST. FBO A-1 TOOL INC. DENVER CO					7.90%
MG TRUST CO CUST FBO MITCHELL SCHOOL DIST 17-2 403 B DENVER CO					7.34%
MG TRUST CO CUST FBO STEPHENS PHARMACY INC DENVER CO					6.13%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT					10.32%	64.82%	86.42%
ROY ASSOCIATES LTD ACCT OF ROGER ROY WILMINGTON DE						13.34%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				18.71%
CCR PHOTOGRAPHY INDIVIDUAL 401KPLAN CYNTHIA R KEMPLE TRUSTEE IND (K) KALAMAZOO MI					5.67%
STEVEN R EBEL INDIVIDUAL 401K STEVEN R EBEL TRUSTEE IND (K) PAULLINA IA					10.59%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY				11.37%	16.42%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				24.18%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	8.38%	10.65%	13.93%	7.32%	6.81%		13.58%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	56.11%	33.53%	6.28%			13.61%

WELLS FARGO INVESTMENTS LLC FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS MINNEAPOLIS MN				5.99%

The Hartford Conservative Allocation Fund
WELLS FARGO INVESTMENTS LLC FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS MINNEAPOLIS MN				5.15%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	9.26%				63.08%	97.24%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT							11.45%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT							88.43%
JOHN HODSON FBO HODSON & MULLIN 401K PSP & TR VACAVILLE CA					19.84%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				49.21%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	40.86%	16.26%	6.00%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	6.66%	11.48%	15.11%	13.38%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			5.00%	15.81%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY				12.95%

The Hartford Disciplined Equity Fund
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN								21.53%

STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN								20.91%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								24.58%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN								24.68%
PAUL ALTOZ FBO WIDELITY INC 401K PSP & TR FAIRFAX VA					13.19%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT					83.32%	100.00%	100.00%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	52.48%	17.22%	7.76%

The Hartford Diversified Int’l Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	22.02%	6.99%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	6.40%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	46.07%	67.97%	58.24%	97.70%	97.66%	97.88%	100.00%	100.00%

The Hartford Dividend and Growth Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	65.09%	32.93%	8.34%	90.58%
CAPITAL BANK & TRUST CO TTEE F TGEN 401K PSP GREENWOOD VLG CO							25.39%
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN								15.60%
STATE STREET BANK AND TRUST CUST FBO HARTFORD CHECKS & BALANCES FND ATTN: MARILYN ORR WOODBURY MN								62.83%

COMMUNITY NATIONAL BANK TTEE FBO DUTTON BRAUN STAACK HELLMAN PLC PSP WATERLOO IA						5.38%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT						10.79%
FIIOC FBO CONTINENTAL CEMENT COMPANY LLC COVINGTON KY						12.40%
FIIOC FBO THE CLIFFS COMMUNITIES 401K PSP & TRUST COVINGTON KY						28.33%
RELIANCE TRUST CO FBO R&H MOTOR CARS ATLANTA GA				5.09%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				5.49%	35.85%
JP MORGAN CHASE BANK AS TRUSTEE FOR ADP/ACCESS 401K PROGRAM NEW YORK NY				16.02%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	7.45%	8.15%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT				35.84%	38.22%

The Hartford Equity Growth Allocation Fund
RAYMOND JAMES & ASSOC INC FBO LARRY MILLER & STAN BAATZ TTEE ED MILLER & SONS INC PSP FBO STAN BAATZ OMAHA NE			12.78%
JOHN BROGHAMMER FBO GREVE CLIFFORD WENGEL & PARAS 401 K PROFIT SHARING PLAN & TRUST SACRAMENTO CA				6.78%
MG TRUST CO CUST FBO ROBBINS TESAR INC 401K PLA DENVER CO				27.14%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						95.18%

LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				7.74%
RAYMOND JAMES & ASSOC INC FBO LARRY MILLER & STAN BAATZ TTEE FBO APRIL LOWE ED MILLER & SONS, INC PSP OMAHA NE				37.63%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			5.11%	10.57%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	7.17%	10.57%	6.36%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	10.90%				62.90%	98.19%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	20.49%	7.67%
UBS FINANCIAL SERVICES INC. FBO MELANIE A LEBLANC ROLLOVER IRA LAFAYETTE LA				6.67%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY				15.81%

The Hartford Equity Income Fund
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN								10.59%
FIIOC FBO ENDWAVE 401K PLAN COVINGTON KY						20.94%
WTRISC CUST ACCT OF BOULT, CUMMINGS, CONNER & BERRY PLC ASSOCIATES 401(K) PLAN PHOENIX AZ						7.46%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							100.00%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN								26.91%

WEST VIRGINIA SAVINGS PLAN COMM EST WEST VIRGINIA SAVINGS PLAN ATTN MARILYN ORR WOODBURY MN							16.87%
FIIOC FBO KEMIN INDUSTRIES INC COVINGTON KY						46.73%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN							7.43%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN							25.47%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	80.59%	55.90%	10.59%
ORCHARD TRUST CO LLC CUST OPP FUNDS RECORDK PRO RET PL GREENWOOD VILLAGE CO					11.26%
LEONARD GAMSS FBO KAYLIM SUPPLY CORP 401K PSP & TR BRONX NY					14.88%
MG TRUST CO TTEE PALCO TELECOM SERVICE INC DENVER CO					20.13%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				6.53%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA				15.83%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY				28.41%	21.07%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			5.00%	12.66%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		7.27%	6.64%	14.59%

MG TRUST CO CUST FBO ZUMBROTA MAIN STREET PHARMACY DENVER CO					5.63%
FIIOC FBO REDEKER FURNITURE CO COVINGTON KY						20.32%

The Hartford Floating Rate Fund
DWS TRUST CO FBO ROCKLAND TRUST CO SALEM NH						6.04%
CHRISTINE MUNJAR FBO VETERINARY REFERRAL CENTER INC 401K PSP & TR BANKS OR							87.48%
VALERIE W FULLER FBO VALERIE FULLER DO PLLC 401K PSP & TR FAIRLAWN OH							9.98%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								31.66%
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN								23.61%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN								15.92%
MORI & CO KANSAS CITY MO								11.99%
STATE STREET BANK & TRUST CUSTODY FBO HARTFORD TOTAL RETURN BOND ATTN: MARILYN ORR WOODBURY MN								8.62%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	10.92%	12.55%	6.48%	10.51%
GPC AGENT FOR RELIANCE TRUST CO FBO CHARLES LITAKER INC 401K PLAN ATLANTA GA						8.10%
MG TRUST CO CUST FBO KRUSE LANDA MAYCOCK & RICKS DENVER CO						29.95%
COMMUNITY BANK NA CUST FBO CLIENTS OF BPA-HARBRIDGE RET PL UTICA NY						37.97%

LONGLEY SUPPLY TTEE FBO LONGLEY SUPPLY CO PSP 401K C/O FASCORE LLC GREENWOOD VLG CO					5.42%
CHARLES J WALKER DEFINED BENEFIT PENSION PLAN ACCT OF CHARLES J WALKER BAKERSFIELD CA					6.66%
UBS FINANCIAL SERVICES INC. FBO ALEXANDER BATTERY CO INC MONEY PURCHASE ARLINGTON HTS IL					10.67%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				9.99%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			12.88%	16.71%	42.62%
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO: MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT ISELIN NJ	6.49%			11.71%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	6.69%	18.17%	17.79%	29.63%
ADVENTIST HEALTH CA MEDICAL GRP TTEE ADVENTIST HEALTH CA MEDICAL GRP INC C/O FASCORE LLC GREENWOOD VLG CO						8.29%

The Hartford Fundamental Growth Fund(1)(2)
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	7.24%	9.96%	7.05%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD TARGET RETIREMENT 2030 FUND ATTN: MARILYN ORR WOODBURY MN							5.73%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD TARGET RETIREMENT 2020 FUND ATTN: MARILYN ORR WOODBURY MN							9.17%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN							9.78%

STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN								13.55%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								20.00%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY		6.35%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	10.78%		6.13%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	22.32%	8.10%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN								25.84%

The Hartford Global Enhanced Dividend Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	100.00%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

The Hartford Global Growth Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						99.93%	88.25%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN								5.87%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								20.37%

STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN						25.15%
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN						44.59%
COUNSEL TR DBA MATC FBO SEMCO CONSTRUCTION INC 401K PSP & TR PITTSBURGH PA					11.75%
VISION GRAPHICS LLC GREG B MORGAN TRUSTEE IND (K) IDAHO FALLS ID				5.23%
BROOKS & ASSOCIATES 401K PLAN CLINTON M BROOKS TRUSTEE IND (K) IDAHO FALLS ID				7.94%
NATLIN LLC JASON TRUMBAUER TRUSTEE IND (K) JESUP IA				14.50%
ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K GREENWOOD VLG CO				51.49%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			6.82%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	42.15%	18.18%	7.44%	17.54%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		5.89%	6.48%

The Hartford Global Health Fund
ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS GREENWOOD VLG CO				9.79%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	28.75%	17.81%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA						100.00%
RELIANCE TRUST CO CUST FOR RELIANCE TRUST CO FBO NORTH AMERICA RISK SERVICES ATLANTA GA					7.39%

HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT							19.71%
FIIOC FBO TWO DEGREES LLC COVINGTON KY							25.02%
RELIANCE TRUST COMPANY FBO CLARENDON NATL ATLANTA GA							47.10%
FIIOC FBO NEW YORK METS EMPLOYEE SAVINGS PLAN COVINGTON KY						5.84%
JP MORGAN CHASE BANK AS TRUSTEE FOR ADP/ACCESS 401K PROGRAM NEW YORK NY					23.27%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					35.19%	86.96%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				27.55%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			5.22%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	7.26%	11.09%	8.79%	15.58%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		5.23%	17.78%	26.63%
NFS LLC FEBO HUNTINGTON NATIONAL BANK FBO EB ACCOUNTS COLUMBUS OH					13.67%

The Hartford Global Research Fund
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								22.03%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN								7.02%

STATE STREET BANK & TRUST COMM EST THE HARTFORD TARGET RETIREMENT 2030 FUND WOODBURY MN								7.88%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA								11.73%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD TARGET RETIREMENT 2020 FUND ATTN: MARILYN ORR WOODBURY MN								12.49%
STATE STREET BANK & TRUST COMM EST HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN								12.97%
JAMES O DAVIS TOD SAN FRANCISCO CA				8.71%
JAMES O DAVIS TOD SAN FRANCISCO CA				16.17%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT				63.07%	97.69%	98.45%	100.00%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		7.48%	8.55%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	7.42%	9.90%	7.67%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	23.91%	9.47%
STATE STREET BANK & TRUST COMM EST THE HARTFORD CONSERVATIVE ATTN MARILYN ORR WOODBURY MN								12.65%

The Hartford Growth Allocation Fund
RAYMOND JAMES & ASSOC INC FBO LARRY MILLER & STAN BAATZ TTEE ED MILLER & SONS INC PSP FBO LARRY MILLER OMAHA NE				5.27%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT							83.80%

PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	7.34%	10.18%	6.14%	9.83%
GPC SECURITIES INC AGENT TRUSTEE RELIANCE TRUSTCO CUSTODIAN FBO STERLING GROUP HOLDINGS LLC RET SAV ATLANTA GA						5.00%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT							15.96%
EQUITY TRUSTCO DBA STERLING TRUST CUSTODIAN FBO BOSTON NORTH REAL ESTATE WACO TX					5.19%
GPC AGENT FOR RELIANCE TRUST CO FBO DAVID K & ELLENM SCHMITZ 401K PLAN ATLANTA GA					6.00%
MG TRUST CO CUST FBO COLUMBUS CITY SCHOOL DISTRICT 403B DENVER CO					6.73%
NFS LLC FEBO NORMAN W HINTON CARMEN HINTON MIAMI FL				6.54%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY				8.87%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				20.36%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	7.05%				72.06%	93.85%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	27.76%	10.10%
NFS LLC FEBO NFS/FMTC R/O IRA FBO WALTER A ALVAREZ MIAMI FL				5.48%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			5.15%	24.71%

The Hartford Growth Fund
MG TRUST CO CUST FBO CLARKSTON SCHOOL DISTRICT J250-185 DENVER CO					18.49%
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS CHARLOTTE NC							7.47%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN							12.34%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN							13.24%
NFSC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS COVINGTON KY							57.07%
SCOTT NICHOLSON FBO ENTERPRISE RECOVERY SYSTEMS 401K PSP & TR WESTCHESTER IL						16.98%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						83.00%
COUNSEL TR DBA MATC FBO JOHNNY TART ENTERPRISES INC 401K PSP & TR PITTSBURGH PA					10.38%
JEFFREY A GRUBB FBO INNOVA MARKETING INC 401K PSP & TR EDEN PRAIRIE MN					25.97%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				10.08%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY				37.48%	28.40%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			13.29%	5.39%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		7.37%	5.53%
PFPC INC AS AGENT FOR PFPC TRUST FBO JJB HILLIARD WL LYONS INC KNG OF PRUSSA PA	6.96%

EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	23.37%	13.53%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT						97.23%

The Hartford Growth Opportunities Fund
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					12.13%	62.80%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN								8.85%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN								19.55%
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN								27.92%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA							14.95%
MERCER TRUST CO TTEE FBO EDWARD D JONES & CO DEFFDCOMP PLAN NORWOOD MA							70.10%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								7.35%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				49.93%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY		6.38%	17.03%

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		7.79%	22.82%	27.78%	11.96%	6.96%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	5.24%	10.47%	5.22%	7.27%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	11.74%	10.41%
WTRISC TNEMEC CO INC 401K SAVINGS PLAN PHOENIX AZ					7.31%
FIIOC FBO MCWANE SALARIED 401K RETIREMENT PLAN COVINGTON KY						8.78%

The Hartford High Yield Fund
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN								21.09%
BROOKS & ASSOCIATES 401K PLAN CLINTON M BROOKS TRUSTEE IND (K) IDAHO FALLS ID					7.34%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						79.52%
MENDY HAAS FBO THIRD POINT LLC 401K PSP & TR NEW YORK NY						7.98%
MICHAEL GUOKAS FBO SUNCOAST DENTAL CENTER PA 401K PSP & TR NAPLES FL							95.45%
STATE STREET BANK & TRUST CUSTODY FBO HARTFORD TOTAL RETURN BOND ATTN: MARILYN ORR WOODBURY MN								31.63%
ROBERT J HIRSH TRUSTEE FBO HIRSH ENTERPRISES INC PAI LIFE PLAN WESTERVILLE OH					12.88%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								7.20%

WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN						38.47%
MICHAEL JAWAHIR TRUSTEE FBO AIRCRAFT INTERNATIONAL PAI LIFE PLAN HILLSBORO MO					9.12%
MG TRUST CO CUST FBO GREATER AUSTIN SAN ANTONIO CORRIDOR DENVER CO					12.39%
RK SALES AND MARKETING INC RUSSELL HEITHOFF TRUSTEE IND (K) BENTONVILLE AR					17.68%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				5.90%
NFS LLC FEBO ADRIAN RUBIN ALISON RUBIN MIAMI BEACH FL				16.85%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				22.59%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	7.14%	10.34%	16.03%	10.41%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	32.99%	25.43%
ORCHARD TRUST CO LLC CUST OPP FUNDS RECORDK PRO RET PL GREENWOOD VILLAGE CO					10.43%

The Hartford High Yield Muni Bond Fund
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	5.34%	19.40%	19.46%	19.18%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	12.48%	17.92%
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO MUTUAL FUND CLIENTS NEWARK NJ				23.83%

PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	11.42%	9.85%	8.41%	18.08%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				13.59%

The Hartford Income Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	72.01%	38.49%	7.40%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		8.75%	9.22%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			9.41%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN						68.22%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN						17.75%
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN						10.49%

The Hartford Inflation Plus Fund
TD AMERITRADE TRUST CO DENVER CO					15.09%
GPC AS AGENT FOR RELIANCE TRUST COMPANY FBO CRAWFORD PIMENTEL CO 401(K)PSP PLAN ATLANTA GA					11.19%
NEW YORK LIFE TRUST COMPANY FBO VARIOUS RETIREMENT PLANS PARSIPPANY NJ					10.94%
FRONTIER TRUST COMPANY FBO M & W LOGISTICS GROUP INC 401K PL FARGO ND					5.07%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN						28.05%

STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN								16.16%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						7.48%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN								11.93%
FIIOC FBO ADVANCED DATA SYSTEMS CORP 401K PLAN COVINGTON KY						7.89%
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN								15.40%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		8.93%	14.85%	27.82%
FIIOC FBO STATE OF FRANKLIN HEALTHCARE ASSOCIATES 401K COVINGTON KY							49.77%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	9.94%	13.49%	8.28%	8.00%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			9.53%	12.44%	5.08%
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO MUTUAL FUND CLIENTS NEWARK NJ				12.93%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				9.15%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					72.72%	26.70%
UBS FINANCIAL SERVICES INC. FBO ROCKFORD MANUFACTURING 401 (K) SVGS PLAN ERNEST KOELLA TTEE ROCKFORD TN						14.32%

GPC AGENT FOR RELIANCE TRUST CO FBO LONG BUILDING TECH INC RETPLAN ATLANTA GA						8.21%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	16.34%	7.75%	6.89%

The Hartford International Growth Fund
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO MUTUAL FUND CLIENTS NEWARK NJ				18.98%
STATE STREET BANK AND TRUST CO CUST FBO TRUSTAFF MANAGEMENT INC CINCINNATI OH					10.95%
KEYBANK NA FBO UNIVERSITY CIRCLE INC CUS CLEVELAND OH								7.80%
PACIFIC LUTHERAN UNIVERSITY ATTN: FIOP TACOMA WA								40.59%
NFSC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS COVINGTON KY								51.61%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							99.33%
MG TRUST CO CUST FBO ALTERNATE SOLUTIONS HOMECARE LLC DENVER CO						78.27%
STATE STREET BANK AND TRUST CO CUST FBO UNITED ENGINEERING COMPANY 401K PLAN PEVELY MO					8.76%
JOAN PASCAK FBO KANNER MENDELSON & SHTEIMAN 401K PSP & TR N PALM BEACH FL					9.09%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		7.19%

STATE STREET BANK AND TRUST CO CUST FBO HENSELER ORTHODONTICS PA WOODBURY MN					18.50%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	53.46%	24.01%				8.87%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA				10.45%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				6.90%
WACHOVIA BANK CHARLOTTE NC				35.11%
CHARLES SCHWAB & CO INC FBO CLEARING CUSTOMERS ATTN MUTUAL FUNDS SAN FRANCISCO CA			5.36%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			9.06%
STATE STREET BANK AND TRUST CO CUST FBO HARLAN GLOBAL MANUFACTURING KANSAS CITY KS					13.95%

The Hartford Int’l Opportunities Fund
GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO GRAND RAPIDS BOLT & NUT CO 401K ATLANTA GA						14.28%
FIIOC FBO C-E MINERALS (UNION PLAN FOR TN ELCTRO MINERALS, INC) COVINGTON KY						5.44%
FIIOC FBO WHATCOM EDUCATIONAL CREDIT UNION RETIREMENT PLAN COVINGTON KY							93.56%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								26.73%
MG TRUST CO CUST FBO HAMPTON LENZINI & RENWICK INC DENVER CO						14.35%

STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN							21.17%
SUSAN CONOVER FBO COLDWELL BANKER MOUNTAIN WEST 401K PSP & TR SALEM OR					18.17%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN							12.43%
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN							21.87%
FIIOC FBO C-E MINERALS INC COVINGTON KY						51.95%
TIMOTHY SPIRES FBO SPIRES MOTORS INC 401K PSP & TR HILLIARD OH					15.37%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				7.76%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL				48.47%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			11.74%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		9.14%	6.72%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	34.96%	13.77%
RK SALES AND MARKETING INC RUSSELL HEITHOFF TRUSTEE IND (K) BENTONVILLE AR					6.06%

The Hartford Int’l Small Company Fund(1)
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY		6.27%		13.75%

STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN						20.06%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN						5.05%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA						5.55%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN						15.33%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	22.49%	6.35%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			5.79%	8.49%
STRAFE & CO FBO PEEL PARTNERSHIP L.P NEWARK DE				67.61%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	9.04%	9.16%	5.84%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN						40.20%

The Hartford MidCap Fund
NFS LLC FEBO FIDELITY PERSONAL TR TTEE CLYDE CO INC RETPLAN OREM UT					9.24%
ILSLEY TRUST CO NA VALLEE & CO FBO SG C/O MARSHALL & MILWAUKEE WI						5.21%
VANGUARD FIDUCIARY TRUST CO FBO VARIOUS RETIREMENT PLANS VALLEY FORGE PA						10.35%

WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN								11.01%
CALHOUN & CO C/O COMERICA BANK DETROIT MI								11.16%
NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS COVINGTON KY								31.23%
CHARLES SCHWAB TRUST CO TTEE VIRCHOW KRAUSE & CO 401K SVGS PHOENIX AZ							7.32%
FIIOC AS AGENT FOR TTEE QUALIFIED EMPLOYEE BENEFIT FBO PLANS (401K) FINOPS-IC FUNDS COVINGTON KY							66.71%
FIIOC FBO HUBERT COMPANY LLC SAVINGS PLAN COVINGTON KY						5.78%
FIIOC FBO CINCOM SYSTEMS INC COVINGTON KY						9.17%
FIIOC FBO NAVISITE RETIREMENT PLAN COVINGTON KY						9.98%
GPC AGENT FOR RELIANCE TRUST CO FBO STAR ELECTRIC CO INC PS PLAN ATLANTA GA					16.15%
MG TRUST CO CUST FBO AIR COMPONENTS & SYSTEMS LTD DENVER CO					23.03%
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO MUTUAL FUND CLIENTS NEWARK NJ				13.82%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			6.88%	11.73%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			7.83%	6.08%	12.50%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	5.95%	10.87%	7.65%

EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	30.88%	21.61%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA				5.82%	8.36%

The Hartford MidCap Value Fund(1)(2)
T. ROWE PRICE RETIREMENT PLAN SVCS FBO RETIREMENT PLAN CLIENTS OWINGS MILLS MD						10.51%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD TARGET RETIREMENT 2030 FUND ATTN: MARILYN ORR WOODBURY MN						7.52%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN						5.81%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN						10.22%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN						17.57%
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN						18.44%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		7.91%	6.82%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	51.26%	17.93%
ATTN MUT FUNDS NFS LLC FEBO MARSHALL & ILSLEY TRUST CO NA FBO BANK 98 DLY RCRDKPG MILWAUKEE WI						5.28%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN						10.98%

The Hartford Money Market Fund
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		9.97%	6.64%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							30.75%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN							69.25%
GPC AGENT FOR RELIANCE TRUST CO FBO SOUTHERN SURGICAL ASSOC 401K PSP ATLANTA GA						5.14%
GPC AS AGENT FOR RELIANCE TRUST COMPANY FBO G.L.S.T. 401K & PROFIT SHARING PLAN ATLANTA GA						9.58%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			10.38%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	5.64%			75.95%	92.64%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	13.05%	10.77%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT				14.62%		83.36%

The Hartford Select SmallCap Value Fund
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		12.51%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN							20.28%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN							42.78%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	70.16%	33.67%	18.27%

STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN						23.27%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	9.63%	6.17%

The Hartford Short Duration Fund
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN						52.90%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN						26.07%
RAYMOND JAMES & ASSOC INC FBO SCOOTER CAPITAL COMPANY LP SCOOTER MANAGEMENT INC & THE DAVID J KURTZ REV TR PARTNER EDMOND OK				7.82%
KEVIN SEWELL & KELLY SEWELL TIC HOUSTON TX				12.94%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			10.48%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	18.83%	12.56%	9.09%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	32.73%	20.47%	15.96%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN						15.60%

The Hartford Small Company Fund
WELLS FARGO BANK WEST NA FBO VARIOUS FASCORP RECORDKEPT PLN OMNI WELLS FARGO INSTITUTIONAL GREENWOOD VLG CO					8.14%

WELLS FARGO BANK NA FBO RETPLAN SVCS MINNEAPOLIS MN						5.16%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN						9.03%
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN						15.54%
NFSC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS COVINGTON KY						53.90%
ATTN MUT FUNDS NFS LLC FEBO MARSHALL & ILSLEY TRUST CO NA FBO BANK 98 DLY RCRDKPG MILWAUKEE WI					5.52%
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE MINISTRY HEALTH CARE LEGACY INC MILWAUKEE WI			9.68%
WILMINGTON TRUST CO TTEE FBO 401K ST PAUL ELEC CONST WORKERS DEF COMP C/O MUTUAL FUNDS WILMINGTON DE					10.11%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT			38.95%	59.95%
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE MINISTRY HEALTH CARE INC MILWAUKEE WI			24.70%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA		18.70%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		21.20%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY	9.09%	10.65%

PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	10.33%	9.66%	7.66%	10.75%
WELLS FARGO INVESTMENTS LLC FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS MINNEAPOLIS MN	10.35%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	15.13%	7.92%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA	17.83%				10.77%	20.04%
ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS GREENWOOD VLG CO						5.76%

The Hartford Small/Mid Cap Equity Fund
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			5.82%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN							7.07%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN							17.44%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN							34.38%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	11.95%	10.87%	11.11%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	21.70%	11.11%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN							25.55%

The Hartford SmallCap Growth Fund
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT						77.36%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	7.25%	10.02%	7.08%	51.65%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD TARGET RETIREMENT 2030 FUND ATTN: MARILYN ORR WOODBURY MN								6.73%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN								7.77%
NORTHERN TRUST COMPANY CUSTODIAN FBO ACF-ADVOCATE CHICAGO IL								7.99%
NFSC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS COVINGTON KY								72.60%
ATTN MUT FUNDS NFS LLC FEBO MARSHALL & ILSLEY TRUST CO NA FBO BANK 98 DLY RCRDKPG MILWAUKEE WI							99.08%
JOHN MULKEY FBO ZUFFA LLC 401K PSP & TR LAS VEGAS NV						5.32%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT						11.38%
GPC AGENT FOR RELIANCE TRUST CO FBO RON AIR INC PS & 401K PLAN ATLANTA GA					5.05%
MG TRUST CO TTEE SAN GABRIEL TRANSIT & AFFILIATES DENVER CO					9.80%
BADGER SPORTING GOODS CO INC TTEE F BADGER SPORTING GOODS CO INC PSP C/O FASCORE LLC GREENWOOD VLG CO					12.24%
L3 MARINE CONSULTING LLC 401K PLAN MARK LUKENS TRUSTEE IND (K) ARLINGTON VA					22.40%

MG TRUST CO CUST FBO PM&R NORTH INC 401K PLAN DENVER CO					34.49%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY		5.09%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	11.49%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				34.93%

The Hartford Strategic Income Fund
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO MUTUAL FUND CLIENTS NEWARK NJ				14.26%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	15.06%	20.62%	15.32%	14.84%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD TARGET RETIREMENT 2020 FUND ATTN: MARILYN ORR WOODBURY MN						20.83%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN						30.70%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN						48.02%
WELLS FARGO INVESTMENTS LLC FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS MINNEAPOLIS MN	7.05%		6.49%	7.21%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				25.50%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	17.47%	14.28%

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		8.40%	17.89%

The Hartford Target Retirement 2010 Fund
H L INVESTMENT ADVISORS ATTN MARILYN ORR WOODBURY MN							100.00%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	60.94%			87.03%	93.11%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						91.76%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT						5.82%

The Hartford Target Retirement 2015 Fund
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT					5.18%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT					9.74%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT				77.10%	54.72%	7.19%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT				20.22%	29.81%	88.99%

The Hartford Target Retirement 2020 Fund
H L INVESTMENT ADVISORS ATTN MARILYN ORR WOODBURY MN							11.27%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	58.17%			85.23%	92.03%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						94.93%

HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT					88.73%

The Hartford Target Retirement 2025 Fund
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT			7.67%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT		23.08%	28.51%	80.20%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT		70.51%	54.98%	16.42%

The Hartford Target Retirement 2030 Fund
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	58.39%	71.55%	96.37%
COUNSEL TRUST DBA MATC FBO TEXAS OUTDOOR POWER EQUIPMENT 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA		18.51%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT				91.57%
H L INVESTMENT ADVISORS ATTN MARILYN ORR WOODBURY MN					100.00%

The Hartford Target Retirement 2035 Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT		34.28%	34.20%	96.54%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT			8.91%
GPC AGENT FOR RELIANCE TRUST CO FBO HUFF POOLE & MAHONEY RETPLAN ATLANTA GA			12.94%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT		64.98%	33.64%

HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT			9.42%

The Hartford Target Retirement 2040 Fund
COUNSEL TR DBA MATC FBO SEMCO CONSTRUCTION INC 401K PSP & TR PITTSBURGH PA				12.99%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT		50.75%	51.90%	9.29%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT		44.27%	38.48%	73.94%

The Hartford Target Retirement 2045 Fund
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT			5.81%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT			8.43%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT		49.88%	63.45%	97.72%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT		50.03%	20.51%

The Hartford Target Retirement 2050 Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT		58.19%	71.56%	97.49%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT		32.84%	25.28%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT		7.54%

The Hartford Tax-Free National Fund
HELEN C JOHNSON AND MARSHA D FUERST JTTEN WHITE BEAR LK MN	6.03%

NFS LLC FEBO J KENNETH DAVIDSON TTEE J KENNETH DAVIDSON TR U/A 3/13/92 YUKON OK					13.96%
RAYMOND JAMES & ASSOC INC FBO REINHOLD A PREIK TTEE U/A DTD APR 15, 2008 REINHOLD A PREIK TRUST AMELIA ISLAND FL					40.16%
THOMAS A HEBERT TOD OCONOMOWOC WI				7.52%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			9.09%		11.72%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	6.64%	11.07%	11.08%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	42.09%	19.23%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA					15.76%

The Hartford Total Return Bond Fund
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY					9.66%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT						26.05%
SAXON & CO PHILADELPHIA PA							5.48%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN							6.63%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN							7.83%
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN							13.91%

STATE STREET BANK AND TRUST CUST FBO HARTFORD CHECKS & BALANCES FND ATTN: MARILYN ORR WOODBURY MN								60.21%
COUNSEL TR DBA MATC FBO FIREBIRDS INTERNATIONAL LLC 401K PSP & TR PITTSBURGH PA							6.28%
WELLS FARGO INVESTMENTS LLC FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS MINNEAPOLIS MN				5.82%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				44.88%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			5.19%	9.54%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	7.24%	10.52%	11.11%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT					13.37%		28.38%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	59.17%	28.28%	7.43%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT					64.65%	96.66%	34.87%

The Hartford Value Fund
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN								16.32%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN								13.62%
DBTCO TTEE COUNSEL TRUST CO FBO GREENE PLASTICS 401K RETPLAN DUBUQUE IA						71.81%

FRONTIER TRUST COMPANY FBO PREMIER FINANCIAL 401K FARGO ND						28.19%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							100.00%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								26.38%
NFS LLC FEBO HUNTINGTON NATIONAL BANK COLUMBUS OH				20.53%
ORCHARD TRUST CO LLC CUST FBO OPP FUNDS RECORDK PRO RET PL GREENWOOD VLG CO					27.21%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN								32.98%
NFS LLC FEBO HUNTINGTON NATIONAL BANK COLUMBUS OH				15.06%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			8.74%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		6.28%	8.60%	25.57%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA	5.51%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	8.58%	14.82%	5.08%	25.75%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	42.66%	13.09%
FRONTIER TRUST CO FBO BERGEN FUNERAL SERVICE INC 401K FARGO ND					30.87%
J MICHAEL FAY DDS PA TTEE FBO J MICHAEL FAY DDS PA 401K C/O FASCORE LLC GREENWOOD VLG CO					29.48%

The Hartford Value Opportunities Fund
STATE STREET BANK & TRUST COMM EST THE HARTFORD TARGET RETIREMENT 2030 WOODBURY MN				8.55%
WAYNE HALL FBO NEWPORT AVIATION INC 401K PSP & TR HOUSTON TX			66.40%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT			17.16%
COUNSEL TR DBA MATC FBO SOURCE ONE SPARES INC 401K PSP & TR PITTSBURGH PA			16.00%
STATE STREET BANK & TRUST COMM EST THE HARTFORD BALANCED ALLOCATION ATTN MARILYN ORR WOODBURY MN				21.51%
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WEST VIRGINIA SAVINGS PLAN TR DTD 02/20/2002 WOODBURY MN				17.39%
EMJAY CORP CUST FBO PLANS OF RPSA CUSTOMERS GREENWOOD VLG CO		7.27%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN				11.71%
STATE STREET BANK AND TRUST CO CUST FBO DAY NURSERY ASSOCIATION INDIANAPOLIS IN	15.49%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD TARGET RETIREMENT 2030 FUND ATTN MARILYN ORR WOODBURY MN				8.27%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD AGGRESSIVE GROWTH ATTN MARILYN ORR WOODBURY MN				12.42%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT		90.14%

STATE STREET BANK AND TRUST CO CUST FBO THE LGI NETWORK LLC RANDOLPH NJ					5.61%
STATE STREET BANK AND TRUST CO CUST FBO AGINCOURT WALLBOARD LLC BOSTON MA					6.03%
TRITEC COMPANIES TEE FBO TRITEC COMPANIES 401K C/O FASCORE LLC GREENWOOD VLG CO					11.34%
WELLS FARGO INVESTMENTS LLC FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS MINNEAPOLIS MN				5.12%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA				11.27%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			7.72%	16.53%	13.65%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY			9.74%	19.14%
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ		9.23%	8.54%	15.93%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	45.03%	16.50%
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN						6.27%
STATE STREET BANK AND TRUST COMPANY FBO MARVIN MAESER PLUMBING 401K LOUISVILLE KY					10.50%

(1)          No share ownership information is provided for Class R3, Class R4 and Class R5 shares as these classes had not yet commenced operations as of May 28, 2010.

(2)          No share ownership information is provided for Class I shares as this class had not yet commenced operations as of May 28, 2010.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund.  A control person may be able to take actions regarding a fund it controls without the consent or approval of other shareholders.  As of April 30, 2010, Hartford Life Insurance Company, 200

Hopmeadow Street, Simsbury, Connecticut 06089, owned of record 77.21% of Diversified International Fund, 100% of Global Enhanced Dividend Fund, 32.98% of Target Retirement 2015, 35.36% of Target Retirement 2025, 48.64% of Target Retirement 2035, 49.49% of Target Retirement 2040, 71.32% of Target Retirement 2045 and 72.51% of Target Retirement 2050, and therefore, is a control person of each of those Funds.

INVESTMENT MANAGEMENT ARRANGEMENTS

Each Company, on behalf of the relevant Funds, has entered into an investment management agreement with HIFSCO.  The investment management agreements provide that HIFSCO, subject to the supervision and approval of the applicable Company’s board of directors, is responsible for the management of each Fund.  In addition, HIFSCO or its affiliate(s) provides administrative services to both Companies, including, personnel, services, equipment and facilities and office space for proper operation of the Companies.  Although HIFSCO, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the Companies, each Fund pays for these services directly.

With respect to Floating Rate Fund, Global Enhanced Dividend Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Small Company Fund, SmallCap Growth Fund, Small/Mid Cap Equity Fund, Strategic Income Fund, Tax-Free National Fund, Total Return Bond Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Growth Fund, Conservative Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund, HIFSCO has entered into an investment services agreement with Hartford Investment Management for the provision of the day-to-day investment management services.  With respect to Advisers Fund, Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Diversified International Fund, Dividend and Growth Fund, Equity Income Fund, Fundamental Growth Fund, Global All-Asset Fund, Global Growth Fund, Global Health Fund, Global Real Asset Fund, Global Research Fund, Growth Fund, Growth Opportunities Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, SmallCap Growth Fund, Value Fund and Value Opportunities Fund, HIFSCO has entered into an investment sub-advisory agreement with Wellington Management.  Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the applicable Company’s board of directors and HIFSCO, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such Funds and furnishing each such Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each Fund.  With respect to Select SmallCap Value Fund, HIFSCO has entered into investment sub-advisory agreements with KAR, MetWest Capital and SSgA FM.  Under the sub-advisory agreements, KAR, MetWest Capital and SSgA FM, subject to the general supervision of the applicable Company’s board of directors and HIFSCO, are responsible for (among other things) the day-to-day investment and reinvestment of the assets of Select SmallCap Value Fund and furnishing advice and recommendations with respect to investments and the purchase and sale of appropriate securities for Select SmallCap Value Fund.  With respect to Checks and Balances Fund, HIFSCO does not employ the services of a sub-adviser in its management of the fund.

Hartford Investment Management administers the asset allocation program for Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund.  HIFSCO administers the asset allocation program for Checks and Balances Fund.

The Funds (except the funds of funds) rely on an exemptive order from the SEC under which they use a “Manager of Managers” structure.  HIFSCO has responsibility, subject to oversight by the applicable Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement.  The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the applicable Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund.  Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The specific conditions of the exemptive order are as follows:

1. Before the Company may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities.

2. The applicable Funds must disclose in their prospectuses the existence, substance and effect of the exemptive order.  In addition, the applicable Funds must hold themselves out to the public as employing the Manager of Managers structure.  The prospectuses will prominently disclose that HIFSCO has ultimate responsibility (subject to oversight by the Board of Directors) to oversee the sub-advisers and recommend their hiring, termination and replacement.

3. Within ninety (90) days of the hiring of any new sub-adviser, the shareholders participating in the applicable Funds will be furnished all information about the new sub-adviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure.  This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new sub-adviser.  HIFSCO will meet this condition by providing shareholders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the

Securities Exchange Act of 1934, as amended (the “1934 Act”), except as modified by the order to permit aggregate fee disclosure.

4. HIFSCO will not enter into a sub-advisory agreement with any affiliated sub-adviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by shareholders.

5. At all times, a majority of the Board of Directors of the Company will be directors who are not “interested persons,” as that term is defined in Section 2(a)(19) of the 1940 Act, of the Company (“Independent Directors”), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6. When a sub-adviser change is proposed for a Fund with an affiliated sub-adviser, the Board of Directors, including a majority of the Independent Directors, will make a separate finding, reflected in the Board of Directors’ minutes, that the change is in the best interests of the Fund and the shareholders participating in the Fund and does not involve a conflict of interest from which HIFSCO or the affiliated sub-adviser derives an inappropriate advantage.

7. HIFSCO will provide general management services to the Company and the applicable Funds, including overall supervisory responsibility for the general management and investment of each applicable Fund’s investments portfolio, and, subject to review and approval by the Board of Directors, will: (a) set the applicable Fund’s overall investment strategies; (b) evaluate, select and recommend sub-advisers to manage all or a part of the applicable Fund’s assets; (c) allocate and, when appropriate, reallocate the applicable Fund’s assets among multiple sub-advisers; (d) monitor and evaluate the investment performance of sub-advisers; and (e) implement procedures reasonably designed to ensure that the sub-advisers comply with the applicable Fund’s investment objective, policies and restrictions.

8. No director or officer of the Company or directors or officers of HIFSCO will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any sub-adviser except for (i) ownership of interests in HIFSCO or any entity that controls, is controlled by or is under common control with HIFSCO; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a sub-adviser or any entity that controls, is controlled by or is under common control with a sub-adviser.

9. The Company will include in its registration statement the aggregate fee disclosure.

10. Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Funds.  The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11. HIFSCO will provide the Board of Directors, no less often than quarterly, with information about HIFSCO’s profitability.  Such information will reflect the impact on profitability of the hiring or termination of any sub-adviser during the applicable quarter.

12. When a sub-adviser is hired or terminated, HIFSCO will provide the Board of Directors with information showing the expected impact on HIFSCO’s profitability.

As provided by the investment management agreements, each Fund pays HIFSCO an investment management fee (except Checks and Balances Fund, which pays no management fee), which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of each Fund’s average daily net assets.  With respect to each of the Funds, except Checks and Balances Fund, HIFSCO, not any Fund, pays the sub-advisory fees to the applicable sub-adviser(s) and the investment services fee to Hartford Investment Management.

MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value as follows:

Diversified International Fund and Select SmallCap Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	1.0000%
Next $500 million	0.9500%
Next $4 billion	0.9000%
Next $5 billion	0.8975%
Amount Over $10 billion	0.8950%

Capital Appreciation II Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	1.0000%
Next $250 million	0.9500%
Next $500 million	0.9000%
Next $4 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

Global Enhanced Dividend Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	1.0000%
Next $500 million	0.9500%
Next $4 billion	0.9000%
Next $5 billion	0.8800%
Amount Over $10 billion	0.8700%

Global All-Asset Fund(1) and Global Real Asset Fund(1)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.9500%
Next $500 million	0.9000%
Next $4 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

(1)     HIFSCO has contractually agreed to waive 0.40% of the management fee for the Fund’s first year of operations (until May 31, 2011).

Global Research Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.9000%
Next $500 million	0.8750%
Next $4 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

Global Health Fund, International Growth Fund and International Small Company Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.9000%
Next $500 million	0.8500%
Next $4 billion	0.8000%
Next $5 billion	0.7975%
Amount Over $10 billion	0.7950%

Growth Fund and Growth Opportunities Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $100 million	0.9000%
Next $150 million	0.8000%
Next $4.75 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

SmallCap Growth Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $100 million	0.9000%
Next $150 million	0.8000%
Next $250 million	0.7000%
Next $4.5 billion	0.6500%
Next 5 billion	0.6300%
Amount Over $10 billion	0.6200%

Fundamental Growth Fund and International Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8500%
Next $500 million	0.8000%
Next $4 billion	0.7500%
Next $5 billion	0.7475%
Amount Over $10 billion	0.7450%

Small Company Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.8500%
Next $250 million	0.8000%
Next $500 million	0.7500%
Next $500 million	0.7000%
Next $3.5 billion	0.6500%
Next $5 billion	0.6300%
Amount Over $10 billion	0.6200%

Global Growth Fund, International Opportunities Fund and MidCap Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8500%
Next $500 million	0.7500%
Next $4 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

Value Opportunities Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $100 million	0.8000%
Next $150 million	0.7500%
Next $4.75 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

MidCap Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8000%
Next $500 million	0.7250%
Next $4 billion	0.6750%
Next $5 billion	0.6725%
Amount Over $10 billion	0.6700%

Capital Appreciation Fund and Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8000%
Next $500 million	0.7000%
Next $4 billion	0.6500%
Next $5 billion	0.6475%
Amount Over $10 billion	0.6450%

Equity Income Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $500 million	0.7000%
Next $4 billion	0.6500%
Next $5 billion	0.6475%
Amount Over $10 billion	0.6450%

Small/Mid Cap Equity Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $500 million	0.7000%
Next $4 billion	0.6500%
Next $5 billion	0.6300%
Amount Over $10 billion	0.6200%

Disciplined Equity Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $500 million	0.6750%
Next $4 million	0.6250%
Next $5 million	0.6225%
Amount Over $10 billion	0.6200%

Dividend and Growth Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $500 million	0.6500%
Next $4 billion	0.6000%
Next $5 billion	0.5975%
Amount Over $10 billion	0.5950%

Balanced Income Fund(2)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.7250%
Next $250 million	0.7000%
Next $500 million	0.6750%
Next $4 billion	0.6500%
Next $5 billion	0.6475%
Amount Over $10 billion	0.6450%

(2) Effective October 1, 2009, HIFSCO has voluntarily agreed to waive 0.50% of the management fee until October 31, 2010.

High Yield Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7000%
Next $500 million	0.6500%
Next $4 billion	0.6000%
Next $5 billion	0.5800%
Amount Over $10 billion	0.5700%

Advisers Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.6900%
Next $500 million	0.6250%
Next $4 billion	0.5750%
Next $5 billion	0.5725%
Amount Over $10 billion	0.5700%

Floating Rate Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.6500%
Next $4.5 billion	0.6000%
Next $5 billion	0.5800%
Amount Over $10 billion	0.5700%

Total Return Bond Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5500%
Next $500 million	0.5250%
Next $4 billion	0.5000%
Next $5 billion	0.4800%
Amount Over $10 billion	0.4700%

Income Fund and Inflation Plus Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5500%
Next $4.5 billion	0.5000%
Next $5 billion	0.4800%
Amount Over $10 billion	0.4700%

High Yield Municipal Bond Fund and Strategic Income Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5500%
Next $500 million	0.5000%
Next $4 billion	0.4750%
Next $5 billion	0.4550%
Amount Over $10 billion	0.4450%

Tax-Free National Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5000%
Next $4.5 billion	0.4500%
Next $5 billion	0.4300%
Amount Over $10 billion	0.4200%

Short Duration Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.4500%
Next $4.5 billion	0.4000%
Next $5 billion	0.3800%
Amount Over $10 billion	0.3700%

Money Market Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.4500%
Next $4 billion	0.4000%
Next $5 billion	0.3800%
Amount Over $10 billion	0.3700%

Balanced Allocation Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.1500%
Next $4.5 billion	0.1000%
Next $5 billion	0.0800%
Amount Over $10 billion	0.0700%

SUB-ADVISORY/INVESTMENT SERVICES FEES

Because Global All-Asset Fund, Global Real Asset Fund and International Value Fund had not commenced operations as of the date of this SAI, there is no advisory fee or sub-advisory fee payment history available for each Fund.

The sub-advisory/investment services fee rates are as follows:

Floating Rate Fund, Global Enhanced Dividend Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Small Company Fund (HIMCO’s portion), SmallCap Growth Fund (HIMCO’s portion), Small/Mid Cap Equity Fund, Strategic Income Fund, Tax-Free National Fund, Total Return Bond Fund, Balanced Allocation Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund

Average Daily Net Assets	Annual Rate
All Assets	At Cost

Diversified International Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.5300%
Next $250 million	0.4800%
Next $500 million	0.4300%
Amount over $1 billion	0.4100%

Capital Appreciation II Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.5000%
Next $250 million	0.4500%
Next $500 million	0.4000%
Amount Over $1 billion	0.3500%

Global All-Asset Fund*

Average Daily Net Assets	Annual Rate
First $250 million	0.5000%
Next $250 million	0.4700%
Next $500 million	0.4300%
Amount Over $1 billion	0.4000%

*               Wellington Management has contractually agreed to waive 0.2000% of its sub-advisory fee for the Fund’s first year of operation (until May 31, 2011).

Global Real Asset Fund*

Average Daily Net Assets	Annual Rate
First $250 million	0.5000%
Next $250 million	0.4500%
Next $500 million	0.4300%
Amount Over $1 billion	0.4000%

*               Wellington Management has contractually agreed to waive 0.2000% of its sub-advisory fee for the Fund’s first year of operation (until May 31, 2011).

Global Research Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.4500%
Next $250 million	0.4000%
Next $500 million	0.3750%
Amount Over $1 billion	0.3500%

Global Health Fund

Average Daily Net Assets	Annual Rate
First $100 million	0.4500%
Next $400 million	0.3500%
Amount over $500 million	0.3000%

International Value Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.4000%
Next $250 million	0.3500%
Next $500 million	0.3200%
Amount Over $1 billion	0.3000%

International Small Company Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.4000%
Next $100 million	0.3500%
Amount over $150 million	0.2750%

Fundamental Growth Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.4000%
Next $100 million	0.3000%
Amount over $150 million	0.2500%

MidCap Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.4000%
Next $100 million	0.3000%
Next $350 million	0.2500%
Amount over $500 million	0.2333%

International Growth Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.4000%
Next $100 million	0.3000%
Next $350 million	0.2500%
Amount over $500 million	0.2250%

MidCap Value Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.4000%
Next $100 million	0.3000%
Next $350 million	0.2500%
Amount over $500 million	0.2167%

Global Growth Fund, Growth Fund, International Opportunities Fund, SmallCap Growth Fund (Wellington’s portion) and Value Opportunities Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.4000%
Next $100 million	0.3000%
Next $350 million	0.2500%
Amount over $500 million	0.2000%

Equity Income Fund and Value Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.3500%
Next $100 million	0.2750%
Next $350 million	0.2250%
Amount over $500 million	0.1750%

Small Company Fund (Wellington’s portion)

Average Daily Net Assets	Annual Rate
All Assets	0.3750%

Disciplined Equity Fund and Dividend and Growth Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.3250%
Next $100 million	0.2500%
Next $350 million	0.2000%
Amount over $500 million	0.1500%

Balanced Income Fund**

Average Daily Net Assets	Annual Rate
First $250 million	0.2700%
Next $250 million	0.2200%
Next $500 million	0.2100%
Amount over $1 billion	0.1700%

** There is a temporary fee waiver by Wellington Management in effect from October 1, 2009 through October 31, 2010.  The annual rates pursuant to this temporary fee waiver are as follows:  First $250 million, 0.0200%; Next $250 million, 0.0000%; Next $500 million, 0.0000%; and Amount over $1 billion, 0.0000%.

Growth Opportunities Fund

Average Daily Net Assets	Annual Rate
All Assets	0.2700%

Capital Appreciation Fund

Average Daily Net Assets	Annual Rate
All Assets	0.2500%

Advisers Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.2200%
Next $100 million	0.1800%
Next $350 million	0.1500%
Amount over $500 million	0.1250%

ADVISORY FEE PAYMENT HISTORY

For the last three fiscal years, each Fund paid HIFSCO the following advisory fees:

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2009	NET PAID*
Advisers Fund	$4,912,839	$1,091,388	$3,821,451
Balanced Income Fund	$347,138	$70,282	$276,856
Capital Appreciation Fund	$93,439,832	$479,741	$92,960,091
Capital Appreciation II Fund	$8,598,755	$140,432	$8,458,323
Checks and Balances Fund	—	$89,882	$-89,882	(a)
Disciplined Equity Fund	$1,264,790	$462,990	$801,800
Diversified International Fund	$134,484	$190,627	$-56,143	(b)
Dividend and Growth Fund	$21,458,422	$297,486	$21,160,936
Equity Income Fund	$5,087,497	$141,323	$4,946,174
Floating Rate Fund	$13,463,696	$187,431	$13,276,265
Fundamental Growth Fund	$404,703	$96,953	$307,750
Global Enhanced Dividend Fund	$62,596	$62,596	$—
Global Growth Fund	$3,355,111	$1,726,283	$1,628,828
Global Health Fund	$4,095,724	$225,637	$3,870,087
Global Research Fund	$250,540	$132,871	$117,669
Growth Fund	$4,875,391	$759,426	$4,115,965
Growth Opportunities Fund	$13,317,837	$2,336,162	$10,981,675
High Yield Fund	$1,676,596	$318,138	$1,359,458
High Yield Municipal Bond Fund	$1,886,667	$245,049	$1,641,618
Income Fund	$1,248,739	$148,820	$1,099,919
Inflation Plus Fund	$5,564,126	$1,023,311	$4,540,815
International Growth Fund	$2,446,029	$1,481,304	$964,725
International Opportunities Fund	$2,513,014	$518,043	$1,994,971
International Small Company Fund	$1,205,651	$319,664	$885,987
MidCap Fund	$15,491,871	$86,658	$15,405,213
MidCap Value Fund	$1,330,098	$672,802	$657,296
Money Market Fund	$4,188,161	$4,148,138	$40,023
Select SmallCap Value Fund	$720,278	$6,970	$713,308
Short Duration Fund	$948,149	$20,053	$928,096
Small Company Fund	$4,613,624	$804,218	$3,809,406
SmallCap Growth Fund	$1,231,285	$546,136	$685,149
Small/Mid Cap Equity Fund	$197,454	$170,169	$27,285
Strategic Income Fund	$1,471,324	$—	$1471,324
Tax-Free National Fund	$1,066,314	$82,974	$983,340
Total Return Bond Fund	$8,497,326	$410,519	$8,080,807
Value Fund	$2,587,461	$47,527	$2,539,934
Value Opportunities Fund	$811,576	$389,082	$422,494
Equity Growth Allocation Fund	$293,301	$196,573	$96,728
Growth Allocation Fund	$814,004	$62,450	$751,554
Balanced Allocation Fund	$948,195	$36,027	$912,168
Conservative Allocation Fund	$280,388	$21,058	$259,330
Target Retirement 2010 Fund	$24,865	$134,503	$-109,638	(c)
Target Retirement 2015 Fund	$5,155	$61,491	$-56,336	(d)
Target Retirement 2020 Fund	$52,434	$202,748	$-150,314	(e)
Target Retirement 2025 Fund	$5,051	$59,527	$-54,476	(f)
Target Retirement 2030 Fund	$50,076	$216,399	$-166,323	(g)
Target Retirement 2035 Fund	$4,760	$60,358	$-55,598	(h)
Target Retirement 2040 Fund	$4,644	$61,130	$-56,486	(i)
Target Retirement 2045 Fund	$4,606	$59,249	$-54,643	(j)
Target Retirement 2050 Fund	$4,520	$58,964	$-54,444	(k)

*Gross fees offset by amount of Expense Reimbursement on total operating expenses.

(a)          Reimbursement of $89,882 exceeds advisory fee of $0

(b)         Reimbursement of $190,627 exceeds advisory fee of $134,484

(c)          Reimbursement of $134,503 exceeds advisory fee of $24,865

(d)         Reimbursement of $61,491 exceeds advisory fee of $5,155

(e)          Reimbursement of $202,748 exceeds advisory fee of $52,434

(f)            Reimbursement of $59,527 exceeds advisory fee of $5,051

(g)         Reimbursement of $216,399 exceeds advisory fee of $50,076

(h)         Reimbursement of $60,358 exceeds advisory fee of $4,760

(i)             Reimbursement of $61,130 exceeds advisory fee of $4,644

(j)             Reimbursement of $59,249exceeds advisory fee of $4,606

(k)          Reimbursement of $58,964 exceeds advisory fee of $4,520

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2008	NET PAID*
Advisers Fund	$8,052,133	$53,196	$7,998,937
Balanced Income Fund	$373,551	$6,711	$366,840
Capital Appreciation Fund	$131,467,196	—	$131,467,196
Capital Appreciation II Fund	$12,569,407	—	$12,569,407
Checks and Balances Fund	—	$31,745	$-31,745	(a)
Disciplined Equity Fund	$2,273,308	$147,730	$2,125,578
Diversified International Fund	$55,772	$24,917	$30,855
Dividend and Growth Fund	$25,266,602	$232	$25,266,370
Equity Income Fund	$6,646,402	$459,283	$6,187,119
Floating Rate Fund	$18,995,648	$73,740	$18,921,908
Fundamental Growth Fund	$491,364	$22,915	$468,449
Global Enhanced Dividend Fund	$82,891	$82,891	$—
Global Research Fund	$122,543	$47,239	$75,304
Global Growth Fund	$5,520,816	$437,191	$5,083,625
Global Health Fund	$7,522,497	$51,873	$7,470,624
Growth Fund	$7,383,451	$137,740	$7,245,711
Growth Opportunities Fund	$17,992,789	$122,149	$17,870,640
High Yield Fund	$1,546,030	$313,602	$1,232,428
High Yield Municipal Bond Fund	$1,159,543	$1,109,888	$49,655
Income Fund	$1,826,717	$93,198	$1,733,519
Inflation Plus Fund	$4,042,364	$593,681	$3,448,683
International Growth Fund	$4,867,750	$55,845	$4,811,905
International Opportunities Fund	$3,516,129	$101,202	$3,414,927
International Small Company Fund	$2,344,548	$57,603	$2,286,945
MidCap Fund	$20,902,289	$—	$20,902,289
MidCap Value Fund	$2,701,385	$196,276	$2,505,109
Money Market Fund	$2,750,938	$398,303	$2,352,635
Select SmallCap Value Fund	$1,050,403	$3,108	$1,047,295
Short Duration Fund	$1,070,427	$40,254	$1,030,173
Small Company Fund	$5,213,372	$110,861	$5,102,511
SmallCap Growth Fund	$2,497,374	$661,242	$1,836,132
Small/Mid Cap Equity Fund	$270,814	$88,468	$182,346
Strategic Income Fund	$1,123,084	$744,714	$378,370
Tax-Free National Fund	$1,103,624	$172,315	$931,309
Total Return Bond Fund	$7,336,266	$302,008	$7,034,258
Value Fund	$3,137,296	$21,817	$3,115,479
Value Opportunities Fund	$1,734,725	$194,630	$1,540,095
Equity Growth Allocation Fund	$406,262	$19,463	$386,799
Growth Allocation Fund	$1,045,875	$—	$1,045,875
Balanced Allocation Fund	$1,179,990	$1	$1,179,989
Conservative Allocation Fund	$310,651	$—	$310,651
Target Retirement 2010 Fund	$21,815	$87,762	$-65,947	(b)
Target Retirement 2020 Fund	$45,043	$89,563	$-44,520	(c)
Target Retirement 2030 Fund	$35,824	$90,414	$-54,590	(d)

*Gross fees offset by amount of Expense Reimbursement on total operating expenses.

(a)        Reimbursement of $31,745 exceeds advisory fee of $0

(b)       Reimbursement of $87,762 exceeds advisory fee of $21,815

(c)        Reimbursement of $89,563 exceeds advisory fee of $45,043

(d)       Reimbursement of $90,414 exceeds advisory fee of $35,824

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2007	NET PAID*
Advisers Fund	$10,176,735	$813,217	$9,363,518
Balanced Income Fund	$202,998	$40,297	$162,701
Capital Appreciation Fund	$114,009,872	$—	$114,009,872
Capital Appreciation II Fund	$7,505,989	$—	$7,505,989
Checks and Balances Fund	N/A	N/A	N/A
Disciplined Equity Fund	$2,786,019	$86,753	$2,723,713
Dividend and Growth Fund	$24,039,835	$—	$24,039,835
Equity Income Fund	$6,775,302	$896,535	$5,878,767
Floating Rate Fund	$24,644,662	$30,863	$24,613,799
Fundamental Growth Fund	$562,044	$23,392	$538,652
Global Growth Fund	$6,223,574	$152,047	$6,071,527
Global Health Fund	$7,586,356	$5,168	$7,581,188
Growth Fund	$8,573,497	$99,643	$8,473,854
Growth Opportunities Fund	$10,877,440	$723,647	$10,153,793
High Yield Fund	$1,998,676	$573,702	$1,424,974
High Yield Municipal Bond Fund	$78,147	$111,588	$-33,411	(a)
Income Fund	$1,378,787	$123,406	$1,255,381
Inflation Plus Fund	$3,501,863	$1,104,089	$2,397,774
International Growth Fund	$3,815,913	$14,150	$3,811,944
International Opportunities Fund	$3,010,061	$91,686	$2,974,294
International Small Company Fund	$2,429,446	$30,184	$2,399,262
MidCap Fund	$23,369,825	$—	$23,369,825
MidCap Value Fund	$3,864,950	$51,409	$3,813,541
Money Market Fund	$1,577,598	$499,797	$1,077,801
Select SmallCap Value Fund	$1,025,006	$110	$1,024,896
Short Duration Fund	$1,068,390	$75,487	$992,903
Small Company Fund	$4,125,334	$109,974	$4,015,360
SmallCap Growth Fund	$3,671,496	$884,385	$2,787,111
Small/Mid Cap Equity Fund	$228,605	$84,701	$143,904
Strategic Income Fund	$97,984	$97,984	$—
Tax-Free National Fund	$1,159,211	$440,804	$718,407
Total Return Bond Fund	$5,403,498	$553,765	$4,849,733
Value Fund	$3,006,693	$10,097	$2,996,596
Value Opportunities Fund	$2,131,978	$182,775	$1,949,203
Equity Growth Allocation Fund	$372,809	$99,524	$273,285
Growth Allocation Fund	$1,015,593	$178,310	$837,283
Balanced Allocation Fund	$1,101,491	$39,804	$1,061,687
Conservative Allocation Fund	$262,838	$67,311	$195,527
Target Retirement 2010 Fund	$9,356	$82,173	$-72,817	(b)
Target Retirement 2020 Fund	$16,484	$83,718	$-67,234	(c)
Target Retirement 2030 Fund	$13,343	$84,201	$-70,858	(d)

*Gross fees offset by amount of Expense Reimbursement on total operating expenses.

(a)        Reimbursement of $111,588 exceeds advisory fee of $78147

(b)       Reimbursement of $82,173 exceeds advisory fee of $9,356

(c)        Reimbursement of $83,718 exceeds advisory fee of $16,484

(d)       Reimbursement of $84,201 exceeds advisory fee of $13,343

For the last three fiscal years, HIFSCO paid Wellington Management the following sub-advisory fees:

Fund Name	Gross Fees	Fee Waiver 2009	Net Paid
Advisers Fund	$1,107,515	$—	$1,107,515
Balanced Income	$115,276	$—	$115,276
Capital Appreciation Fund	$35,368,120	$—	$35,368,120
Capital Appreciation II Fund	$4,025,408	$—	$4,025,408
Disciplined Equity Fund	$449,446	$—	$449,446
Diversified International Fund	$71,276	$—	$71,276
Dividend and Growth Fund	$5,477,074	$—	$5,477,074
Equity Income Fund	$1,571,737	$—	$1,571,737
Fundamental Growth Fund	$189,370	$—	$189,370
Global Research Fund	$131,863	$—	$131,863
Global Growth Fund	$1,111,741	$—	$1,111,741
Global Health Fund	$1,684,268	$—	$1,684,268
Growth Fund	$1,667,847	$—	$1,667,847
Growth Opportunities Fund	$4,967,104	$—	$4,967,104
International Growth Fund	$804,398	$—	$804,398
International Opportunities Fund	$864,066	$432,033	$432,033
International Small Company Fund	$490,920	$—	$490,920
MidCap Fund	$4,723,649	$—	$4,723,649
MidCap Value Fund	$539,535	$—	$539,535
Small Company Fund	$1,200,134	$—	$1,200,134
SmallCap Growth Fund	$375,173	$—	$375,173
Value Fund	$840,171	$—	$840,171
Value Opportunities Fund	$355,646	$—	$355,646

Fund Name	Gross Fees	Fee Waiver 2008	Net Paid
Advisers Fund	$1,762,583	$—	$1,762,583
Balanced Income	$139,115	$—	$139,115
Capital Appreciation Fund	$46,683,531	$—	$46,683,531
Capital Appreciation II Fund	$5,688,378	$—	$5,688,378
Disciplined Equity Fund	$680,881	$—	$680,881
Diversified International Fund	$29,559	$—	$29,559
Dividend and Growth Fund	$6,429,259	$—	$6,429,259
Equity Income Fund	$1,961,756	$—	$1,961,756
Fundamental Growth Fund	$222,994	$—	$222,994
Global Research Fund	$64,496	$—	$64,496
Global Growth Fund	$1,712,127	$—	$1,712,127
Global Health Fund	$2,916,876	$—	$2,916,876
Growth Fund	$2,384,686	$—	$2,384,686
Growth Opportunities Fund	$6,483,140	$—	$6,483,140
International Growth Fund	$1,471,339	$—	$1,471,339
International Opportunities Fund	$1,159,214	$—	$1,159,214
International Small Company Fund	$852,878	$—	$852,878
MidCap Fund	$6,061,429	$—	$6,061,429
MidCap Value Fund	$919,583	$—	$919,583
Small Company Fund	$1,057,501	$—	$1,057,501
SmallCap Growth Fund	$743,151	$—	$743,151
Value Fund	$994,914	$—	$994,914
Value Opportunities Fund	$635,310	$—	$635,310

Fund Name	Gross Fees	Fee Waiver 2007	Net Paid
Advisers Fund	$2,194,021	$—	$2,194,021
Balanced Income	$75,600	$—	$75,600
Capital Appreciation Fund	$37,361,071	$—	$37,361,071
Capital Appreciation II Fund	$3,527,558	$—	$3,527,558
Disciplined Equity Fund	$809,010	$—	$809,010
Dividend and Growth Fund	$6,017,572	$—	$6,017,572
Equity Income Fund	$1,931,448	$—	$1,931,448
Fundamental Growth Fund	$243,562	$—	$243,562
Global Growth Fund	$1,901,293	$—	$1,901,293
Global Health Fund	$2,939,301	$—	$2,939,301
Growth Fund	$2,687,254	$—	$2,687,254
Growth Opportunities Fund	$3,642,799	$—	$3,642,799
International Growth Fund	$1,184,073	$—	$1,184,073
International Opportunities Fund	$1,010,313	$—	$1,010,313
International Small Company Fund	$879,830	$—	$879,830
MidCap Fund	$6,682,360	$—	$6,682,360
MidCap Value Fund	$1,261,749	$—	$1,261,749
Small Company Fund	$919,002	$—	$919,002
SmallCap Growth Fund	$1,072,825	$—	$1,072,825
Value Fund	$958,132	$—	$958,132
Value Opportunities Fund	$730,554	$—	$730,554

For the last three fiscal years, HIFSCO paid the following sub-advisory fees for Select SmallCap Value Fund and Small/Mid Cap Equity Fund:

FUND NAME	GROSS FEES	FEE WAIVER 2009	NET PAID
Select SmallCap Value	$386,145	—	$386,145
Small/Mid Cap Equity Fund	$—	—	$—

FUND NAME	GROSS FEES	FEE WAIVER 2008	NET PAID
Select SmallCap Value	$562,200	—	$562,200
Small/Mid Cap Equity Fund	$—	—	$—

FUND NAME	GROSS FEES	FEE WAIVER 2007	NET PAID
Select SmallCap Value	$547,388	—	$547,388
Small/Mid Cap Equity Fund	$17,326	—	$17,326

For the last three fiscal years, HIFSCO paid Hartford Investment Management the following sub-advisory fees:

	2009	2008	2007
Floating Rate Fund	$4,053,888	$5,292,318	$4,688,646
Global Enhanced Dividend Fund	$426,395	$382,171	—
High Yield Fund	$446,905	$437,473	$317,183
High Yield Municipal Bond Fund	$762,184	$499,629	$255,508
Income Fund	$374,258	$523,667	$298,826
Inflation Plus Fund	$1,781,061	$1,198,515	$625,386
Money Market Fund	$1,130,008	$846,184	$369,865
Short Duration Fund	$317,835	$346,729	$219,394
Small Company Fund	$467,074	$502,901	$302,612
SmallCap Growth Fund	$197,035	$226,898	$174,828
Small/Mid Cap Equity Fund	$337,082	$269,308	$167,838
Strategic Income Fund	$469,973	$347,582	$63,950
Tax-Free National Fund	$506,859	$637,070	$213,672
Total Return Bond Fund	$2,318,549	$2,013,002	$1,056,069
Equity Growth Allocation Fund	$39,840	$64,998	$42,258
Growth Allocation Fund	$39,669	$64,022	$42,258
Balanced Allocation Fund	$39,669	$64,022	$42,258
Conservative Allocation Fund	$39,669	$64,022	$42,258
Target Retirement 2010 Fund	$39,669	$64,022	$42,258
Target Retirement 2015 Fund	$31,829	—	—
Target Retirement 2020 Fund	$39,669	$64,022	$42,258
Target Retirement 2025 Fund	$31,829	—	—
Target Retirement 2030 Fund	$39,669	$64,022	$42,258
Target Retirement 2035 Fund	$31,829	—	—
Target Retirement 2040 Fund	$31,829	—	—
Target Retirement 2045 Fund	$31,829	—	—
Target Retirement 2050 Fund	$31,829	—	—

HIFSCO has contractually agreed to limit the expenses of certain classes of each of the following Funds by reimbursing each of the Funds when total fund operating expenses of the class exceed the following percentages.

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS L	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Advisers Fund	1.18%	N/A	N/A	N/A	1.43%	1.13%	0.83%	N/A
Balanced Income Fund	1.25%	2.00%	1.00%	N/A	1.55%	1.25%	0.95%	0.90%
Capital Appreciation Fund	1.29%	N/A	1.04%	N/A	1.54%	1.24%	0.94%	N/A
Capital Appreciation II Fund	1.60%	2.35%	1.35%	N/A	1.85%	1.55%	1.25%	1.25%
Checks and Balances Fund	1.15%	1.90%	0.90%	N/A	1.45%	1.15%	0.95%	N/A
Disciplined Equity Fund	1.35%	2.10%	N/A	N/A	1.60%	1.30%	1.00%	0.95%
Diversified International Fund	1.65%	2.40%	1.40%	N/A	1.90%	1.65%	1.40%	1.30%
Dividend and Growth Fund	1.25%	N/A	1.00%	N/A	1.50%	1.20%	0.90%	N/A
Equity Income Fund	1.25%	2.00%	1.00%	N/A	1.60%	1.30%	1.00%	0.90%
Floating Rate Fund	1.00%	1.75%	0.75%	N/A	1.25%	1.00%	0.85%	0.75%
Fundamental Growth Fund	1.45%	2.20%	1.20%	N/A	1.75%	1.45%	1.15%	1.05%
Global All-Asset Fund	1.05%	1.80%	0.80%	N/A	1.35%	1.05%	0.75%	0.70%
Global Enhanced Dividend Fund	1.60%	2.35%	1.35%	N/A	1.85%	1.60%	1.35%	1.25%
Global Growth Fund	1.48%	2.23%	N/A	N/A	1.73%	1.43%	1.13%	1.13%
Global Health Fund	1.60%	2.35%	1.35%	N/A	1.85%	1.55%	1.25%	1.20%
Global Real Asset Fund	1.05%	1.80%	0.80%	N/A	1.35%	1.05%	0.75%	0.70%
Global Research Fund	1.65%	2.40%	1.40%	N/A	1.90%	1.65%	1.40%	1.30%
Growth Fund	1.30%	2.05%	1.05%	1.42%	1.55%	1.25%	0.95%	0.95%
Growth Opportunities Fund	1.36%	2.11%	1.11%	1.45%	1.61%	1.31%	1.01%	0.80%
High Yield Fund	1.15%	1.90%	0.90%	N/A	1.40%	1.10%	0.90%	0.90%
High Yield Municipal Bond Fund	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	N/A
Income Fund	0.95%	1.70%	N/A	N/A	N/A	N/A	N/A	0.70%
Inflation Plus Fund	0.85%	1.60%	0.60%	N/A	1.25%	1.00%	0.76%	0.60%
International Growth Fund	1.60%	2.35%	1.35%	N/A	1.85%	1.55%	1.25%	1.20%
International Opportunities Fund	1.57%	2.32%	1.32%	N/A	1.82%	1.52%	1.22%	1.22%
International Small Company Fund	1.60%	2.35%	1.35%	N/A	1.80%	1.50%	1.20%	1.20%
International Value Fund	1.40%	2.15%	1.15%	N/A	1.70%	1.40%	1.10%	1.05%
MidCap Fund	1.37%	N/A	1.12%	N/A	1.67%	1.37%	1.07%	N/A
MidCap Value Fund	1.35%	2.10%	1.10%	N/A	1.65%	1.35%	1.05%	0.95%
Money Market Fund	0.90%	1.65%	N/A	N/A	1.15%	0.85%	0.65%	0.65%
Select SmallCap Value Fund	1.60%	2.35%	N/A	N/A	N/A	N/A	N/A	1.20%
Short Duration Fund	0.90%	1.65%	0.65%	N/A	N/A	N/A	N/A	0.65%
Small Company Fund	1.40%	2.15%	1.15%	N/A	1.65%	1.35%	1.05%	1.00%
SmallCap Growth Fund	1.40%	2.15%	1.15%	1.25%	1.65%	1.35%	1.05%	1.05%
Small/Mid Cap Equity Fund	1.30%	2.05%	N/A	N/A	N/A	N/A	N/A	0.90%
Strategic Income Fund	1.15%	1.90%	0.90%	N/A	N/A	N/A	N/A	0.90%
Tax-Free National Fund	0.85%	1.60%	0.60%	0.80%	N/A	N/A	N/A	0.60%
Total Return Bond Fund	1.00%	1.75%	0.75%	N/A	1.25%	1.00%	0.85%	0.75%
Value Fund	1.40%	2.15%	1.15%	N/A	1.65%	1.35%	1.05%	1.00%
Value Opportunities Fund	1.35%	2.10%	1.10%	1.40%	1.60%	1.30%	1.00%	1.00%
Equity Growth Allocation Fund	1.60%	2.35%	1.35%	N/A	1.85%	1.55%	1.25%	N/A
Growth Allocation Fund	1.50%	2.25%	1.25%	N/A	1.81%	1.51%	1.21%	N/A
Balanced Allocation Fund	1.40%	2.15%	1.15%	N/A	1.78%	1.48%	1.18%	N/A
Conservative Allocation Fund	1.35%	2.10%	1.10%	N/A	1.78%	1.48%	1.18%	N/A
Target Retirement 2010 Fund	1.00%	1.75%	N/A	N/A	1.15%	0.85%	0.80%	0.80%
Target Retirement 2015 Fund	N/A	N/A	N/A	N/A	1.15%	0.85%	0.80%	N/A
Target Retirement 2020 Fund	1.05%	1.80%	N/A	N/A	1.20%	0.90%	0.85%	0.85%
Target Retirement 2025 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2030 Fund	1.05%	1.80%	N/A	N/A	1.20%	0.90%	0.85%	0.85%
Target Retirement 2035 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2040 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2045 Fund	N/A	N/A	N/A	N/A	1.25%	0.95%	0.90%	N/A
Target Retirement 2050 Fund	N/A	N/A	N/A	N/A	1.25%	0.95%	0.90%	N/A

Pursuant to the investment management agreements, investment sub-advisory agreements and investment services agreements, neither HIFSCO nor the sub-advisers are liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO or a sub-adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.  Each sub-adviser, other than Hartford Investment Management, has agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys’ fees incurred by HIFSCO, which result in whole or in part from the applicable sub-adviser’s  misfeasance, bad faith, gross negligence (negligence in the case of SSgA FM) or reckless disregard of its duties as specifically set forth in the respective sub-advisory agreement.

HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1995.  As of December 31, 2009, HIFSCO had approximately $50.5 billion of assets under management.  Hartford Investment Management is located at 55 Farmington Avenue, Hartford, Connecticut 06105 and was organized in 1996.  Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies, and other institutional accounts.  Hartford Investment Management is a wholly-owned subsidiary of The Hartford.  As of December31, 2009, Hartford Investment Management had investment management authority over approximately $143.9 billion in assets.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, MA 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm wide asset totals do not include agency mortgage-backed security pass through accounts managed for the Federal Reserve.)

KAR is a registered investment adviser based in Los Angeles, California.  The firm manages a range of portfolios for its clients using a common disciplined, high-quality investment philosophy.  As of December 31, 2009, KAR had approximately $4.1 billion in assets under management.  KAR is principally located at 1800 Avenue of the Stars, Los Angeles, California 90067.

MetWest Capital oversees and manages investment portfolios for institutional and individual clients throughout the United States and abroad.  MetWest Capital specializes in large cap and small cap value equity, international core value equity and balanced portfolios.  MetWest Capital is principally located at 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.  Wells Fargo holds a majority interest in MetWest Capital.  As of December 31, 2009, MetWest Capital had investment management authority over approximately $13 billion in assets under management.

SSgA FM is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.  SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.  SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.  As of December 31, 2009, SSgA FM managed approximately $168.4 billion in assets, and SSgA managed approximately $1.91 trillion in assets.  SSgA FM is principally located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

Hartford Life provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of their respective Funds, and Hartford Life.  In consideration of services rendered and expenses assumed pursuant to this agreement, the Funds pay Hartford Life a fee calculated at the following annual rate based on its aggregate net assets shown below.  For the period January 1, 2006 to December 31, 2007, Hartford Life received monthly compensation of 0.015% of each Fund’s (except for the funds of funds) average daily net assets.  With respect to the funds of funds, prior to January 1, 2008, Hartford Life received monthly compensation of 0.01% of each fund of fund’s average daily net assets.

Global All-Asset Fund and Global Real Asset Fund

Average Daily Net Assets	Annual Fee
First $5 billion	0.025%
Next $5 billion	0.020%
Amount Over $10 billion	0.015%

Advisers Fund, Balanced Income Fund, Capital Appreciation Fund, Diversified International Fund, Floating Rate Fund, Global Enhanced Dividend Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund

Average Daily Net Assets	Annual Fee
First $5 billion	0.018%
Next $5 billion	0.016%
Amount Over $10 billion	0.014%

Disciplined Equity Fund, Dividend and Growth Fund, Global Research Fund, Global Growth Fund, Money Market Fund, Small Company Fund and SmallCap Growth Fund

Average Daily Net Assets	Annual Fee
First $5 billion	0.016%
Next $5 billion	0.014%
Amount Over $10 billion	0.012%

Capital Appreciation II Fund, Equity Income Fund, Global Health Fund, MidCap Fund, MidCap Value Fund, Tax-Free National Fund, Value Fund and Value Opportunities Fund

Average Daily Net Assets	Annual Fee
First $5 billion	0.014%
Next $5 billion	0.012%
Amount Over $10 billion	0.010%

Balanced Allocation Fund, Checks and Balances Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Growth Fund, Growth Opportunities Fund, Select SmallCap Value Fund, Small/Mid Cap Equity Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund

Average Daily Net Assets	Annual Fee
First $5 billion	0.012%
Amount Over $5 billion	0.010%

Fundamental Growth Fund

Average Daily Net Assets	Annual Fee
All Assets	0.010%

The compensation paid to Hartford Life for such services for the last three fiscal years is as follows:

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2009	NET PAID
Advisers Fund	$132,145	$—	$132,145
Balanced Income Fund	$8,619	$—	$8,619
Capital Appreciation Fund	$2,298,387	$—	$2,298,387
Capital Appreciation II Fund	$128,064	$—	$128,064
Checks and Balances Fund	$137,870	$—	$137,870
Disciplined Equity Fund	$26,985	$—	$26,985
Diversified International Fund	$2,421	$—	$2,421
Dividend and Growth Fund	$545,624	$—	$545,624
Equity Income Fund	$96,760	$—	$96,760
Floating Rate Fund	$396,448	$—	$396,448
Fundamental Growth Fund	$4,762	$—	$4,762
Global Enhanced Dividend Fund	$1,127	$—	$1,127
Global Growth Fund	$63,161	$—	$63,161
Global Health Fund	$63,931	$—	$63,931
Global Research Fund	$4,220	$—	$4,220
Growth Fund	$77,589	$19,457	$58,132
Growth Opportunities Fund	$222,330	$43,955	$178,375
High Yield Fund	$43,116	$—	$43,116
High Yield Municipal Bond Fund	$61,751	$—	$61,751
Income Fund	$40,871	$—	$40,871
Inflation Plus Fund	$191,329	$—	$191,329
International Growth Fund	$48,924	$—	$48,924
International Opportunities Fund	$53,221	$—	$53,221
International Small Company Fund	$24,115	$—	$24,115
MidCap Fund	$289,870	$—	$289,870
MidCap Value Fund	$23,278	$—	$23,278
Money Market Fund	$149,097	$—	$149,097
Select SmallCap Value Fund	$8,644	$—	$8,644
Short Duration Fund	$37,929	$—	$37,929
Small Company Fund	$90,509	$—	$90,509
SmallCap Growth Fund	$22,629	$10,962	$11,667
Small/Mid Cap Equity Fund	$3,160	$—	$3,160
Strategic Income Fund	$48,157	$—	$48,157
Tax-Free National Fund	$29,859	$916	$28,943
Total Return Bond Fund	$292,219	$—	$292,219
Value Fund	$45,284	$—	$45,284
Value Opportunities Fund	$14,266	$2,622	$11,644
Equity Growth Allocation Fund	$23,466	$—	$23,466
Growth Allocation Fund	$67,883	$—	$67,883
Balanced Allocation Fund	$83,805	$—	$83,805
Conservative Allocation Fund	$22,433	$—	$22,433
Target Retirement 2010 Fund	$1,989	$—	$1,989
Target Retirement 2015 Fund	$412	$—	$412
Target Retirement 2020 Fund	$4,195	$—	$4,195
Target Retirement 2015 Fund	$404	$—	$404
Target Retirement 2030 Fund	$4,007	$—	$4,007
Target Retirement 2035 Fund	$381	$—	$381
Target Retirement 2040 Fund	$372	$—	$372
Target Retirement 2045 Fund	$369	$—	$369
Target Retirement 2050 Fund	$362	$—	$362

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2008	NET PAID
Advisers Fund	$218,999	$—	$218,999
Balanced Income Fund	$9,035	$—	$9,035
Capital Appreciation Fund	$3,094,786	$—	$3,094,786
Capital Appreciation II Fund	$195,013	$—	$195,013
Checks and Balances Fund	$83,534	$—	$83,534
Disciplined Equity Fund	$44,916	$—	$44,916
Diversified International Fund	$1,004	$—	$1,004
Dividend and Growth Fund	$640,258	$—	$640,258
Equity Income Fund	$129,569	$—	$129,569
Floating Rate Fund	$541,548	$—	$541,548
Fundamental Growth Fund	$6,302	$—	$6,302
Global Enhanced Dividend Fund	$1,486	$—	$1,486
Global Research Fund	$2,064	$—	$2,064
Global Growth Fund	$105,960	$—	$105,960
Global Health Fund	$121,353	$—	$121,353
Growth Fund	$126,360	$32,847	$93,513
Growth Opportunities Fund	$313,630	$79,981	$233,649
High Yield Fund	$38,592	$—	$38,592
High Yield Municipal Bond Fund	$37,578	$—	$37,578
Income Fund	$58,108	$—	$58,108
Inflation Plus Fund	$133,499	$—	$133,499
International Growth Fund	$94,853	$—	$94,853
International Opportunities Fund	$72,306	$—	$72,306
International Small Company Fund	$45,317	$—	$45,317
MidCap Fund	$403,241	$—	$403,241
MidCap Value Fund	$45,156	$—	$45,156
Money Market Fund	$97,063	$—	$97,063
Select SmallCap Value Fund	$13,145	$—	$13,145
Short Duration Fund	$37,525	$—	$37,525
Small Company Fund	$102,240	$—	$102,240
SmallCap Growth Fund	$48,568	$17,151	$31,417
Small/Mid Cap Equity Fund	$4,482	$—	$4,482
Strategic Income Fund	$36,226	$—	$36,226
Tax-Free National Fund	$28,400	$1,055	$27,345
Total Return Bond Fund	$244,752	$—	$244,752
Value Fund	$55,580	$—	$55,580
Value Opportunities Fund	$29,076	$4,381	$24,695
Equity Growth Allocation Fund	$31,546	$—	$31,546
Growth Allocation Fund	$92,637	$—	$92,637
Balanced Allocation Fund	$108,407	$—	$108,407
Conservative Allocation Fund	$24,206	$—	$24,206
Target Retirement 2010 Fund	$1,714	$—	$1,714
Target Retirement 2020 Fund	$3,535	$—	$3,535
Target Retirement 2030 Fund	$2,811	$—	$2,811

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2007		NET PAID
Advisers Fund	$243,983		$—	$243,983
Balanced Income Fund	$4,200		$—	$4,200
Capital Appreciation Fund	$2,608,184		$—	$2,608,184
Capital Appreciation II Fund	$119,365		$—	$119,365
Checks and Balances Fund	$4,159		$—	$4,159
Disciplined Equity Fund	$52,243		$—	$52,243
Dividend and Growth Fund	$576,053		$—	$576,053
Equity Income Fund	$134,495	$		$134,495
Floating Rate Fund	$610,113		$—	$610,113
Fundamental Growth Fund	$9,679		$—	$9,679
Global Growth Fund	$114,483		$—	$114,483
Global Health Fund	$129,478		$—	$129,478
Growth Fund	$172,626		$43,934	$128,692
Growth Opportunities Fund	$219,347		$100,154	$119,193
High Yield Fund	$39,977		$—	$39,977
High Yield Municipal Bond Fund	$2,131		$—	$2,131
Income Fund	$34,473		$—	$34,473
Inflation Plus Fund	$88,696		$—	$88,696
International Growth Fund	$63,673		$—	$63,673
International Opportunities Fund	$53,124		$—	$53,124
International Small Company Fund	$40,495		$—	$40,495
MidCap Fund	$479,401		$—	$479,401
MidCap Value Fund	$68,212		$—	$68,212
Money Market Fund	$47,333		$—	$47,333
Select SmallCap Value Fund	$15,377		$—	$15,377
Short Duration Fund	$29,141		$—	$29,141
Small Company Fund	$75,274		$—	$75,274
SmallCap Growth Fund	$67,631		$—	$67,631
Small/Mid Cap Equity Fund	$4,457		$—	$4,457
Strategic Income Fund	$2,673		$—	$2,673
Tax-Free National Fund	$22,496		$1,261	$21,235
Total Return Bond Fund	$151,102		$—	$151,102
Value Fund	$56,381		$—	$56,381
Value Opportunities Fund	$35,794		$6,471	$29,323
Equity Growth Allocation Fund	$24,856		$—	$24,856
Growth Allocation Fund	$76,567		$—	$76,567
Balanced Allocation Fund	$85,158		$—	$85,158
Conservative Allocation Fund	$17,524		$—	$17,524
Target Retirement 2010 Fund	$624		$—	$624
Target Retirement 2020 Fund	$1,099		$—	$1,099
Target Retirement 2030 Fund	$890		$—	$890

Because Global All-Asset Fund, Global Real Asset Fund and International Value Fund had not commenced operations as of the date of this SAI, no information is available regarding fund accounting fees paid to Hartford Life.

PORTFOLIO MANAGERS

OTHER ACCOUNTS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS

The following table lists the number and types of other accounts sub-advised by Hartford Investment Management managers and assets under management in those accounts as of October 31, 2009:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)

Michael Bacevich	0	(1)	$0	1	$76.6	2	$553.9

Christopher Bade	0	(2)	$0	0	$0	4	$36.0

Paul Bukowski	0	(3)	$0	0	$0	0	$0

Ed Caputo	0	(4)	$0	0	$0	2	$.8

Robert Crusha	1	(5)	$3,686.0	7	$2,556.0	7	$454.7

Kurt Cubbage	3	(6)	$690.0	0	$0	1	$7.1

William Davison	0		$0	0	$0	0	$0

Brian Dirgins	0		$0	0	$0	0	$0

Carlos Feged	1		$686.2	0		$0	$0

Michael Gray	0	(7)	$0	0	$0	4	$471.9

John Hendricks	1	(8)	$1,447.7	1	$64.8	1	$419.8

Mark Niland	2	(9)	$766.1	1	$44.3	7	$4,753.0

Frank Ossino	0		$0	0	$0	0	$0

Joseph Portera	3	(10)	$4,920.6	1	$158.2	10	$3,755.0

Russell Regenauer	1		$1,447.7	0	$0	0	$0

James Serhant	1		$686.2	1	$44.3	0	$0

Adam Tonkinson	1		$3,686.0	9	$12,617.5	12	$2,697

Nasri Toutoungi	2	(11)	$4,840.8	1	$158.2	9	$3,710.2

Hugh Whelan	3	(12)	$690.0	0	$0	5	$13.3

Christopher J. Zeppieri	3	(13)	$4,920.6	1	$158.2	12	$3,789

Vernon Meyer (HIFSCO)	0		$0	0	$0	0	$0

(1) This portfolio manager manages more than one Hartford Fund (Floating Rate Fund and Strategic Income Fund). Assets under management in those Funds total $3,217 million and $342 million, respectively.

(2) This portfolio manager manages more than one Hartford Fund (High Yield Municipal Bond Fund and Tax-Free National Fund). Assets under management in those Funds total $411 million and $250 million, respectively.

(3) This portfolio manager manages more than one Hartford Fund (Global Enhanced Dividend Fund and Small/Mid Cap Equity Fund). Assets under management in those Funds total $7 million and $36 million, respectively

(4) This portfolio manager manages more than one Hartford Fund (Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Equity Growth Allocation Fund). Assets under management in those Funds total $22 million, $5 million,  $46 million, $5 million, $46 million, $4 million, $4 million, $4 million $4 million, $220 million, $778 million, $641 million, and $216 million, respectively.

(5) This portfolio manager manages more than one Hartford Fund (Money Market Fund and Short Duration Fund). Assets under management in those Funds total $848 million and $282 million, respectively.

(6) This portfolio manager manages more than one Hartford Fund (Small Company Fund, SmallCap Growth Fund, Select Midcap Value Fund and Small/Mid Cap Equity Fund,). Assets under management in those Funds total $264million, $35 million, $47 million  and $36 million, respectively

(7) This portfolio manager manages more than one Hartford Fund (Income Fund and Strategic Income Fund).  Assets under management in those Funds total $255 million and $342 million, respectively.

(8) This portfolio manager manages more than one Hartford Fund (Inflation Plus Fund and US Government Securities Fund).  Assets under management in those Funds total $1,480 million and $230 million, respectively

(9) This portfolio manager manages more than one Hartford Fund (High Yield Fund and Strategic Income Fund). Assets under management in those Funds total $329 million and $342 million, respectively.

(10) This portfolio manager manages more than one Hartford Fund (Strategic Income and Total Return Bond Fund). Assets under management in those Funds total $342 million and $1,982 million, respectively.

(11) This portfolio manager manages more than one Hartford Fund (Strategic Income and Total Return Bond Fund). Assets under management in those Funds total $342 million and $1,982 million, respectively.

(12) This portfolio manager manages more than one Hartford Fund (Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Equity Growth Allocation Fund, Small Company Fund, SmallCap Growth Fund, Small/Mid Cap Equity Fund, Select Midcap Value Fund and Global Enhanced Dividend Fund). Assets under management in those Funds total $22 million, $5 million,  $46 million, $5 million, $46 million, $4 million, $4 million, $4 million $4 million, $220 million, $778 million, $641 million, $216 million, $264 million, $35 million, $36 million, $47 million and $7 million, respectively.

(13) This portfolio manager manages more than one Hartford Fund (Income and Total Return Bond Fund). Assets under management in those Funds total $255 million and $1,981 million, respectively.

CONFLICTS OF INTEREST BETWEEN THE FUNDS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS AND OTHER ACCOUNTS

In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Portfolio managers, including assistant portfolio managers, at Hartford Investment Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), commingled trust accounts, and other types of funds. The portfolios managed by portfolio managers may have investment objectives, strategies and risk profiles that differ from those of the Funds. Portfolio managers make investment decisions for each portfolio, including the Funds, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. Consequently, the portfolio managers may purchase securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio, and vice versa. A portfolio manager or other investment professional at Hartford Investment Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact that Fund depending on market conditions. In addition, some of these portfolios have fee structures that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Funds to Hartford Investment Management. Because a portfolio manager’s compensation is affected by revenues earned by Hartford Investment Management, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given portfolio manager.

Hartford Investment Management’s goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Hartford Investment Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Hartford Investment Management monitors a variety of areas, including compliance with primary Funds’ guidelines, the allocation of securities, and compliance with Hartford Investment Management’s Code of Ethics. Furthermore, senior investment and business personnel at Hartford Investment Management periodically review the performance of Hartford Investment Management’s portfolio managers. Although Hartford Investment Management does not track the time a portfolio manager spends on a single portfolio, Hartford Investment Management does periodically assess whether a portfolio manager has adequate time and resources to effectively manage the portfolio manager’s overall book of business.

Material conflicts of interest may arise when allocating and/or aggregating trades. Hartford Investment Management may aggregate into a single trade order several individual contemporaneous client trade orders for a single security, absent specific client directions to the contrary. It is the policy of Hartford Investment Management that when a decision is made to aggregate transactions on behalf of more than one account (including the Funds or other accounts over which it has discretionary authority), such transactions will be allocated to all participating client accounts in a fair and equitable manner in accordance with Hartford Investment Management’s trade allocation policy. The trade allocation policy is described in Hartford Investment Management’s Form ADV. Hartford Investment Management’s compliance unit monitors block transactions to assure adherence to the trade allocation policy.

COMPENSATION OF HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS

Hartford Investment Management’s portfolio managers are generally responsible for multiple accounts with similar investment strategies. Portfolio managers are compensated on the performance of the aggregate group of similar accounts rather than for a specific Fund.

The compensation package for portfolio managers consists of three components, which are fixed base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager’s contribution to Hartford Investment Management’s success.

The annual incentive plan provides cash bonuses dependent on both Hartford Investment Management’s overall performance and individual contributions. A portion of the bonus pool is determined based on the aggregate portfolio gross performance results over three years relative to peer groups and benchmarks, and the remaining portion is based on a variety of other factors, such as overall achievements relative to targets.

Bonuses for portfolio managers vary depending on the scope of accountability and experience level of the individual portfolio manager. An individual’s award is based upon qualitative and quantitative factors including the relative performance of their assigned portfolios compared to a peer group and benchmark. A listing of each Fund and the benchmark by which such Fund is measured can be found below and is primarily geared to reward top quartile performance on a trailing three-year basis. Individual performance is dollar weighted (based on assets under management). Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.

The long-term incentive plan provides an opportunity for portfolio managers and other key contributors to Hartford Investment Management to be rewarded in the future based on performance of Hartford Investment Management.  A designated portion of Hartford Investment Management’s net operating income will be allocated to long-term incentive awards each year.  The size of actual individual awards will vary greatly.  The awards granted in 2008 and prior years will vest over three years for most participants and five years for Hartford Investment Management’s Managing Directors and will be paid in cash at the end of the vesting period.  The awards to be granted in 2009 and following years will vest over three years for all participants and will be paid in a combination of cash and restricted units whose value tracks the market price of shares of The Hartford Financial Services Group, Inc. at the end of the vesting period.

All portfolio managers are eligible to participate in The Hartford’s standard employee health and welfare programs, including retirement.

HIFSCO  HIFSCO manages the Checks and Balances Fund.  The compensation package for portfolio managers consists of three components, which are fixed base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager’s contribution to HIFSCO’s success.   The annual incentive plan provides cash bonuses dependent on both HIFSCO’s overall performance and individual contributions.  Bonuses vary depending on the scope of accountability and experience level of the individual.  An individual’s award is based upon multiple factors such as leadership, teamwork and overall contribution made during the year but not on performance of the fund.  The long-term incentive plan provides an opportunity for portfolio managers and other key contributors to HIFSCO to be rewarded in the future based on the continued profitable growth of HIFSCO. The size of actual individual awards will vary greatly. The awards will vest over three years. All portfolio managers are eligible to participate in The Hartford’s standard employee health and welfare programs, including retirement.

The benchmark by which each Fund’s performance is measured for compensation purposes is as follows:

FUND	BENCHMARK
Floating Rate Fund	Credit Suisse Leveraged Loan Index
High Yield Fund	Barclays Capital High Yield Corporate Index
High Yield Municipal Bond Fund	Barclays Capital High Yield Municipal Bond Index
Income Fund	Barclays Capital Aggregate Bond Index
Inflation Plus Fund	The Barclays Inflation Index
Money Market Fund	90 day Treasury Bill Index
Short Duration Fund	Barclays Capital 1-3 yr. U.S. Government/Credit Index
Small Company Fund	Russell 2000 Growth Index; Lipper MF Small Cap Growth Average
Small/Mid Cap Equity Fund	Russell 2500 Index
Strategic Income Fund	Barclays Capital U.S. Aggregate Bond Index
Tax-Free National Fund	Barclays Capital Municipal Bond Index

Total Return Bond Fund	Barclays Capital U.S. Aggregate Bond Index
Equity Growth Allocation Fund	S&P 500 Index
Growth Allocation Fund	80% S&P 500 Index; 20% Barclays Capital U.S. Aggregate Bond Index
Balanced Allocation Fund	60% S&P 500 Index; 40% Barclays Capital U.S. Aggregate Bond Index
Conservative Allocation Fund	40% S&P 500 Index; 60% Barclays Capital U.S. Aggregate Bond Index
Target Retirement 2010 Fund	56% S&P 500 Index; 44% Barclays Capital U.S. Aggregate Bond Index
Target Retirement 2015 Fund	64% S&P 500 Index; 36% Barclays Capital U.S. Aggregate Bond Index
Target Retirement 2020 Fund	69% S&P 500 Index; 31% Barclays Capital U.S. Aggregate Bond Index
Target Retirement 2025 Fund	76% S&P 500 Index; 24% Barclays Capital U.S. Aggregate Bond Index
Target Retirement 2030 Fund	81% S&P 500 Index; 19% Barclays Capital U.S. Aggregate Bond Index
Target Retirement 2035 Fund	87% S&P 500 Index; 13% Barclays Capital U.S. Aggregate Bond Index
Target Retirement 2040 Fund	91% S&P 500 Index; 9% Barclays Capital U.S. Aggregate Bond Index
Target Retirement 2045 Fund	95% S&P 500 Index; 5% Barclays Capital U.S. Aggregate Bond Index
Target Retirement 2050 Fund	95% S&P 500 Index; 5% Barclays Capital U.S. Aggregate Bond Index

EQUITY SECURITIES BENEFICIALLY OWNED BY HIFSCO OR HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS

The dollar ranges of equity securities beneficially owned by HIFSCO or Hartford Investment Management portfolio managers in the Funds they sub-advise, as well as the funds of funds, are as follows for the fiscal year ended October 31, 2009:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Michael Bacevich	Floating Rate Fund Strategic Income Fund	$50,001-$100,000 $10,001-$50,000

Christopher Bade	High Yield Municipal Bond Fund Tax-Free National Fund	$10,001-$50,000 None

Paul Bukowski	Global Enhanced Dividend Fund Small/Mid Cap Equity Fund	None $1-$10,000

Edward C. Caputo

Equity Growth Allocation Fund

Growth Allocation Fund

Balanced Allocation Fund

Conservative Allocation Fund

Target Retirement 2010 Fund

Target Retirement 2015 Fund

Target Retirement 2020 Fund

Target Retirement 2025 Fund

Target Retirement 2030 Fund

Target Retirement 2035 Fund

Target Retirement 2040 Fund

Target Retirement 2045 Fund

Target Retirement 2050 Fund

None $1-$10,000 None None None None None None $1-$10,000 None None None None

Robert Crusha	Money Market Fund Short Duration Fund	None $10,001-$50,000

Kurt Cubbage	Small Company Fund SmallCap Growth Fund Small/Mid Cap Equity	$1-$10,000 None None

Joseph Darcy	High Yield Municipal Bond Fund Tax-Free National Fund	None None

William Davison	Income Fund	$50,001-$100,000

Brian Dirgins	Short Duration Fund	$1-$10,000

Carlos Feged	High Yield Fund	None

Michael Gray	Income Fund Strategic Income Fund	None $10,001-$50,000

John Hendricks	Inflation Plus Fund	$10,001-$50,000

Frank Ossino	Floating Rate Fund	$10,001-$50,000

Joseph Portera	Strategic Income Fund Total Return Bond Fund	None $50,001-$100,000

James Serhant	High Yield Fund	$10,001-$50,000

Adam Tonkinson	Money Market Fund	$1-$10,000

Nasri Toutoungi	Strategic Income Fund Total Return Bond Fund	$10,001-$50,000 $10,001-$50,000

Hugh Whelan

Global Enhanced Dividend Fund

Small Company Fund

SmallCap Growth Fund

Small/Mid Cap Equity Fund

Equity Growth Allocation Fund

Growth Allocation Fund

Balanced Allocation Fund

Conservative Allocation Fund

Target Retirement 2010 Fund

Target Retirement 2015 Fund

Target Retirement 2020 Fund

Target Retirement 2025 Fund

Target Retirement 2030 Fund

Target Retirement 2035 Fund

Target Retirement 2040 Fund

Target Retirement 2045 Fund

Target Retirement 2050 Fund

None $10,001-$50,000 None None None None None None None None None None None None None None None

Christopher J. Zeppieri	Income Fund Total Return Bond Fund	None None

Vernon Meyer (HIFSCO)	Checks and Balances Fund	None

OTHER ACCOUNTS SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS

The following table lists the number and types of other accounts sub-advised by Wellington Management managers and assets under management in those accounts as of October 31, 2009:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS		ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)

Mario E. Abularach	14	(a)	$4,876.4	1		$102.3	7	(1)	$779.8
Steven C. Angeli	8		$1,540	14	(2)	$802.1	36	(2)	$1,366.7
Matthew G. Baker	0		$0	4		$452.6	6	(3)	$1,209.8
Jean-Marc Berteaux	5	(b)	$1,082.1	10		$1,905.8	13	(4)	$1,641.2
Francis J. Boggan	6		$355	7		$577.5	21	(5)	$1,630.3
John A. Boselli	1		$166.4	1		$1.3	0		$0
Edward P. Bousa	4	(6)	$35,078	5		$687.9	9		$1,411.8
Jay Bhutani(*)	6		$796.3	19		$413.8	70	(7)	$1,986.5
Michael T. Carmen	7	(c)	$3,209.4	8	(8)	$522.1	9		$732
Frank D. Catrickes	2	(d)	$114.5	17	(9)	$921.1	12		$633.8
Mammen Chally	8	(e)	$2,878.5	9		$627.5	14	(10)	$3,238.5
Nicolas M. Choumenkovitch	5	(f)	$2,451.4	5		$394.1	17	(11)	$2,639.3
Robert L. Deresiewicz	2		$34.2	10	(12)	$49.4	27	(12)	$97.7
Cheryl M. Duckworth	1	(g)	$96.2	0		$0	10	(13)	$537.2
Scott M. Elliott(*)	0	(h)	$0	14	(14)	$9,410	4	(14)	$854.9
David R. Fassnacht	5		$786.2	9		$519.2	3	(15)	$935.5
Ann C. Gallo	7		$70.2	25	(16)	$142.9	87	(16)	$594.4
Brian M. Garvey(*)	0	(h)	$0	14	(17)	$9,410.2	4	(17)	$854.9
Christopher L. Gootkind	9	(18)	$3,176.7	0		$0	0		$0
Stephen A. Gorman(*)	0		$0	13		$631.5	1	(19)	$88.5
Karen H. Grimes	3	(i)	$1,940.8	2		$12.3	8	(20)	$892.1
Peter I. Higgins	7	(21)	$6,677.1	2		$10	0		$0
Lucius T. Hill, III	6		$7,990.4	6		$2,810	26		$4,632.4

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS		ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)
Matthew D. Hudson	4	(b)	$738.1	10		$1,934.3	13	(22)	$1,641.2
Jean M. Hynes	8		$19,093.1	28	(23)	$396.4	89	(23)	$2,373.2
Steven T. Irons	2		$5,048.4	1		$3.1	0		$0
Theodore B. P. Jayne	3		$650.1	1		$73.3	0		$0
John C. Keogh	7	(24)	$27,614.4	0		$0	25		$3,863.2
Donald. Kilbride	4	(25)	$2,610.1	0		$0	1		$18.2
Ian R. Link	3	(i)	$1,115.6	0		$0	0		$0
Daniel Maguire	1		$218.8	0		$0	0		$0
Mark D. Mandel	1		$96.2	0		$0	0		$0
Kirk J. Mayer	7		$71.5	30	(26)	$241.5	88	(26)	$1,231.2
James N. Mordy	9	(j)(27)	$9,758.6	3		$78.3	9	(27)	$1,197.4
Stephen Mortimer	11	(a)	$3,126.5	1		$102.3	4	(1)	$397.2
David W. Palmer	2	(k)	$1,260.7	1		$0.7	0		$0
Saul J. Pannell	1	(d)	$4,750.8	9	(28)	$507.6	5		$251.4
Phillip H. Perelmuter	2		$1,629.2	6		$833.3	40		$2,186.6
Lindsay Thrift Politi(*)	3		$561.7	4		$153.4	8		$552.2
W. Michael Reckmeyer, III	6	(i)(29)	$8,263.9	0		$0	2		$387
Philip W. Ruedi	0		$0	0		$0	0		$0
James A. Rullo	6		$1,711.5	12		$829.5	19	(30)	$4,461.8
Andrew J. Shilling	3		$803.5	8		$1,462.9	39	(31)	$6,161.8
Scott I. St. John	5		$324.1	5		$2,478.7	22		$3,412.2
Kent M. Stahl	2	(l)	$1,254.4	1		$0.9	0		$0
Tara Connolly Stilwell	0		$0	0		$0	0		$0
Simon H. Thomas	2		$260.7	9		$333.8	5		$257
Mark A. Whitaker	0		$0	0		$0	0		$0

(*) As of February 28, 2010.

(a) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Growth Opportunities Fund and Small Company Fund).  Assets under management in those Funds total approximately $1,947.8 million and $384.8 million, respectively.

(b) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Global Growth Fund and International Growth Fund).  Assets under management in those Funds total approximately $459.1 million and $201.3 million, respectively.

(c) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Capital Appreciation II Fund and Growth Opportunities Fund).  Assets under management in those Funds total approximately $1,035.5 million and $1,947.8 million, respectively.

(d) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Capital Appreciation Fund and Capital Appreciation II Fund).  Assets under management in those Funds total approximately $17,454.9 million and $1,035.5 million, respectively.

(e) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Disciplined Equity Fund and SmallCap Growth Fund).  Assets under management in those Funds total approximately $167.4 million and $118.9 million, respectively.

(f) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Capital Appreciation II Fund and International Opportunities Fund).  Assets under management in those Funds total approximately $1,035.5 million and $394.8 million, respectively.

(g) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Diversified International Fund and Global Research Fund). Assets under management in those Funds total approximately $21.3 million and $77 million, respectively.

(h) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Global All-Asset Fund and Global Real Asset Fund).  As of the date of this SAI, these Funds had not commenced investment operations.

(i) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Balanced Income Fund, Equity Income Fund, and Value Fund).  Assets under management in those Funds total approximately $69.1 million, $788.3 million and $375.2 million, respectively.

(j) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (MidCap Value Fund and Value Opportunities Fund).  Assets under management in those Funds total approximately $182 million and

$119.7 million, respectively.

(k) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Capital Appreciation II Fund and Value Opportunities Fund).  Assets under management in those Funds total approximately $1,035.5 million and $119.7 million, respectively.

(l) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Diversified International Fund and Capital Appreciation II Fund.  Assets under management in those Funds total approximately $21.3 million and $1,035.5 million, respectively.

(1) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in that other account total approximately $119.9 million.

(2) The advisory fee for 2 of these pooled accounts and 2 of these other accounts is based upon performance.  Assets under management in those pooled accounts and those other accounts total approximately $285 million and $240.6 million, respectively.

(3) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in that other account total approximately $374.2 million.

(4) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in that other account total approximately $146 million.

(5) The advisory fee for 2 of these other accounts is based upon performance.  Assets under management in those other accounts total approximately $351.2 million.

(6) The advisory fee for 2 of these registered investment company accounts and 2 of these other accounts is based upon performance.  Assets under management in those registered investment company accounts and other accounts total approximately $29,940.2 million and $473.5 million, respectively.

(7) The advisory fee for 11 of these other accounts is based upon performance.  Assets under management in those other accounts total approximately $345.4 million.

(8) The advisory fee for 2 of these pooled accounts is based upon performance.  Assets under management in those pooled accounts total approximately $297.8 million.

(9) The advisory fee for 5 of these pooled accounts is based upon performance.  Assets under management in those pooled accounts total approximately $285.1 million.

(10) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in that other account total approximately $112.5 million.

(11) The advisory fee for 3 of these other accounts is based upon performance.  Assets under management in those other accounts total approximately $642.1 million.

(12) The advisory fee for 1 of these pooled accounts and 2 of these other accounts is based upon performance.  Assets under management in that pooled account and those other accounts total approximately $6.9 million and $4.7 million, respectively.

(13) The advisory fee for 2 of these other accounts is based upon performance.  Assets under management in those other accounts total approximately $9.3 million.

(14) The advisory fees for 6 of these pooled accounts and 5 of these other accounts is based upon performance.  Assets under management in those pooled accounts and other account total approximately $692.2 million and $234.9 million, respectively.

(15) The advisory fees for 1 of these other accounts is based upon performance.  Assets under management in that other account total approximately $801.6 million.

(16) The advisory fees for 2 of these pooled accounts and 11 of these other accounts is based upon performance.  Assets under management in those pooled accounts and other accounts total approximately $14.8 million and $72.9 million, respectively.

(17) The advisory fees for 6 of these pooled accounts and 5 of these other accounts is based upon performance.  Assets under management in those pooled accounts and other accounts total approximately $692.2 million and $234.9 million, respectively.

(18) The advisory fee for 2 of these registered investment company accounts is based upon performance.  Assets under management in those registered investment company accounts total approximately $336.4 million.

(19) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in that account total approximately $80.3 million.

(20) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in that account total approximately $414.8 million.

(21) The advisory fee for 1 of these registered investment company accounts is based upon performance.  Assets under management in that registered investment company account total approximately $722.8 million.

(22) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in that other account total approximately $146 million.

(23) The advisory fee for 4 of these pooled accounts and 12 of these other accounts is based upon performance.  Assets under management in those pooled accounts and other accounts total approximately $29.2 million and $733.3 million, respectively.

(24) The advisory fee for 3 of these registered investment company accounts is based upon performance.  Assets under management in those registered investment company accounts total approximately $24,834 million.

(25) The advisory fee for 1 of these registered investment company accounts is based upon performance.  Assets under management in that registered investment company account $2,358.4 million.

(26) The advisory fee for 5 of these pooled accounts and 12 of these other accounts is based upon performance.  Assets under management in those pooled accounts and other accounts total approximately $83.5 million and $685.9 million, respectively.

(27) The advisory fee for 1 of these registered investment company accounts and 1 of these other accounts is based upon performance.  Assets under management in that registered investment company account and that other account total approximately $7,939.2 million and $16.9 million, respectively.

(28) The advisory fee for 2 of these pooled accounts is based upon performance.  Assets under management in those pooled accounts total approximately $285.1 million.

(29) The advisory fee for 3 of these registered investment company accounts is based upon performance.  Assets under management in those registered investment company accounts total approximately $7,874.9 million.

(30) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in that other account total approximately $112.5 million.

(31) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in that account total approximately $77.2 million.

CONFLICTS OF INTEREST BETWEEN THE FUNDS SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS AND OTHER ACCOUNTS

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectuses who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Messrs. Angeli, Carmen, Catrickes, Deresiewicz, Mayer, and Pannell and Ms. Gallo and Ms. Hynes also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS

Wellington Management receives a fee based on the assets under management of each Fund as set forth in the relevant Investment Sub-Advisory Agreement between Wellington Management and HIFSCO on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended October 31, 2009.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Investment Professionals includes a base salary and incentive components.  The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by the Investment Professionals’ experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm.  Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each eligible Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. The incentive paid to other Investment Professionals, which are not listed below, is based on the revenues earned by Wellington Management, which have no performance-related component. Wellington Management applies similar incentive structures to other accounts managed by these Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.  The following individuals are partners of the firm:

Steven C. Angeli	Lucius T. Hill, III

Jean-Marc Berteaux	Jean M. Hynes
Francis J. Boggan	Steven T. Irons
John A. Boselli	John C. Keogh
Edward P. Bousa	Donald J. Kilbride
Michael T. Carmen	Mark D. Mandel
Frank D. Catrickes	Kirk J. Mayer
Nicolas M. Choumenkovitch	James N. Mordy
Robert L. Deresiewicz*	Stephen Mortimer
Cheryl M. Duckworth	Saul J. Pannell

Scott M. Elliott	Phillip H. Perelmuter

David R. Fassnacht	W. Michael Reckmeyer, III
Ann C. Gallo	James A. Rullo
Karen H. Grimes	Andrew J. Shilling

Peter I. Higgins	Kent M. Stahl

*Effective January 1, 2010

Wellington Management’s incentive payments to the following Investment Professionals are based on comparisons of each Investment Professional’s performance relative to the following benchmark and/or relevant peer group which are utilized to measure both one and three year performance, except where noted:

FUND	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
Advisers Fund	S&P 500 Index Lipper EQ MF Large Cap Core Average (Higgins and Irons only) Barclays Capital U.S. Government/Credit Index (Gootkind and Keogh)
Balanced Income Fund	Lipper EQ MF Equity Income Average (Reckmeyer, Grimes and Link only)
Capital Appreciation Fund	Russell 3000 Index Lipper EQ MF Multicap Core Average
Capital Appreciation II Fund (2)

Russell 3000 Growth Index (Carmen only)
Russell 3000 Index (Catrickes and Pannell only)
Russell 3000 Value Index (Palmer only)
MSCI World Index (Choumenkovitch only)
Lipper EQ MF Multi-Cap Core Average

Disciplined Equity Fund	S&P 500 Index
Diversified International Fund (3)	MSCI EAFE Index (Duckworth and Jayne only) Lipper EQ MF International Multi Cap Core Average
Dividend and Growth Fund	S&P 500 Index Lipper EQ MF Equity Income Average
Equity Income Fund	Russell 1000 Value Index Lipper EQ MF Equity Income Average
Fundamental Growth Fund	Russell 1000 Growth Index

Lipper EQ MF Large Cap Growth Average
Global All-Asset Fund	60% - MSCI World Index; 40% - Barclays Capital U.S. Aggregate
Global Growth Fund	World Splice Index (3) Lipper EQ MF Global Large Cap Growth Average
Global Health Fund	S&P North American Health Care Sector Index Lipper EQ MF Health/ Biotechnology Average
Global Real Asset Fund

55% - Custom Natural Resources Benchmark (comprised of MSCI AC World Sector indices: (60%) Energy, (30%) Metals & Mining, (10%) Agricultural/Chemicals and Forest, Paper and Products); 35% - Barclays Capital US TIPS 1 -10 year; 10% - S&P GSCI Commodity Equal Sector Weight (Elliott and Garvey only)
Global Natural Resources Strategy BM (Bhutani only)

Global Research Fund (4)	MSCI All Country World Index Lipper EQ MF Global Multi Cap Core Average
Growth Fund	Russell 1000 Growth Index Lipper EQ MF Large Cap Growth Average
Growth Opportunities Fund	Russell 3000 Growth Index Lipper EQ MF Multicap Growth Average
International Growth Fund	MSCI EAFE Growth Index (5)
International Opportunities Fund	MSCI AC World Free ex US Index (6) Lipper EQ MF International Large Cap Core Average
International Small Company Fund	S&P Citigroup EPAC EMI <$10 billion Total Return (7)
International Value Fund	MSCI International EAFE Value Index Lipper International Large Cap Value Fund Average
MidCap Fund	S&P MidCap 400 Index Lipper EQ MF MidCap Core Average
MidCap Value Fund	Russell 2500 Value Index Lipper EQ MF Mid Cap Value Average
Small Company Fund	Russell 2000 Growth Index Lipper EQ MF Small Cap Growth Average
SmallCap Growth Fund	Russell 2000 Growth Index
Value Fund	Russell 1000 Value Index Lipper EQ MF Large Cap Value Average
Value Opportunities Fund	Russell 3000 Value Index Lipper EQ MF Multicap Value Average

(1)          For Funds with multiple benchmarks/peer groups, allocations are weighted equally, unless otherwise noted.

(2)          Prior to January 1, 2007, the benchmarks/peer groups allocations were weighted equally.  The benchmark/peer groups were weighted 60%/40%, respectively, for this Fund for the period January 1, 2007 through December 31, 2007.  As of January 1, 2008 the benchmark/peer groups are weighted 80%/20%, respectively, for this Fund.

(3)          For the period January 1, 2004, through December 31, 2005, the benchmark was a blend of the Lipper EQ MF Global Large Cap Growth Average and the MSCI World Index.

(4)          The benchmark/peer group are weighted 80%/20%, respectively, for this Fund.

(5)          Prior to January 1, 2006, the benchmark was the MSCI EAFE Index with no comparison made to the Fund’s Lipper peer group.

(6)          Prior to January 1, 2006, the benchmark was the Lipper EQ MF International Large Cap Core Average with no comparison made to the MSCI AC World Free ex US Index.

(7)          Prior to January 1, 2008, the incentive plan for this Fund was a fixed rate.

EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS

The dollar ranges of equity securities beneficially owned by Wellington Management managers in the Funds they sub-advise are as follows for the fiscal year ended October 31, 2009:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Mario E. Abularach	Growth Opportunities Fund Small Company Fund	None None
Steven C. Angeli	Small Company Fund	None
Mathew Baker	Dividend and Growth Fund	None
Jean-Marc Berteaux	Global Growth Fund International Growth Fund	None None
Jay Bhutani	Global Real Asset Fund	None
Francis J. Boggan	Fundamental Growth Fund	None
John A. Boselli	International Growth Fund	None
Edward P. Bousa	Dividend and Growth Fund	Over $1,000,000
Michael T. Carmen	Capital Appreciation II Fund Growth Opportunities Fund	None $100,001-$500,000
Frank D. Catrickes	Capital Appreciation Fund Capital Appreciation II Fund	$100,001-$500,000 None

Mammen Chally	Disciplined Equity Fund SmallCap Growth Fund	$100,001-$500,000 $50,001-$100,000
Nicolas M. Choumenkovitch	Capital Appreciation II Fund International Opportunities Fund	$10,001-$50,000 $10,001-$50,000
Robert L. Deresiewicz	Global Health Fund	$10,001-$50,000
Cheryl M. Duckworth	Diversified International Fund Global Research Fund	None $50,001-$100,000
Scott M. Elliott	Global All-Asset Fund Global Real Asset Fund	None None
David R. Fassnacht	Value Opportunities Fund	$10,001-$50,000
Ann C. Gallo	Global Health Fund	$50,001-$100,000
Brian M. Garvey	Global All-Asset Fund Global Real Asset Fund	None None
Christopher L. Gootkind	Advisers Fund	$10,001-$50,000
Stephen A. Gorman	Global All-Asset Fund	None
Karen H. Grimes	Balanced Income Fund Equity Income Fund Value Fund	None None None
Peter I. Higgins	Advisers Fund	$1-$10,000
Lucius T. Hill, III	Balanced Income Fund	$500,001-$1,000,000
Matthew D. Hudson	Global Growth Fund International Growth Fund	$100,001-$500,000 None
Jean M. Hynes	Global Health Fund	None
Steven T. Irons	Advisers Fund	$100,001-$500,000
Theodore B. P. Jayne	Diversified International Fund International Value Fund	None None
John C. Keogh	Advisers Fund	$50,001-$100,000
Donald J. Kilbride	Dividend and Growth	None
Ian R. Link	Balanced Income Fund Equity Income Fund Value Fund	None None None
Daniel Maguire	International Small Company Fund	None
Mark D. Mandel	Global Research Fund	$500,001-$1,000,000
Kirk J. Mayer	Global Health Fund	$10,001-$50,000
James N. Mordy	MidCap Value Fund Value Opportunities Fund	Over $1,000,000 $10,001-$50,000
Stephen Mortimer	Growth Opportunities Small Company Fund	None None
David W. Palmer	Capital Appreciation II Fund MidCap Fund Value Opportunities Fund	None None $10,001-$50,000
Saul J. Pannell	Capital Appreciation Fund Capital Appreciation II Fund	Over $1,000,000 $500,001-$1,000,000
Phillip H. Perelmuter	MidCap Fund	$100,001-$500,000
W. Michael Reckmeyer, III	Balanced Income Fund Equity Income Fund Value Fund	None $50,001-$100,000 None
Philip Ruedi	MidCap Fund	$50,001-$100,000
James A. Rullo	Disciplined Equity Fund	500,001-$1,000,000
Andrew J. Shilling	Growth Fund	$100,001-$500,000
Scott I. St. John	Balanced Income Fund	None
Kent M. Stahl	Capital Appreciation II Fund Diversified International Fund	None None
Tara Stilwell	International Opportunities Fund	None
Simon H. Thomas	International Small Company Fund	$10,001-$50,000
Lindsay Thrift Politi	Global Real Asset Fund	None
Mark Whitaker	MidCap Fund	None

OTHER ACCOUNTS SUB-ADVISED BY KAR PORTFOLIO MANAGERS

The following table lists the number and types of other accounts managed by the KAR portfolio managers and assets under management in those accounts as of October 31, 2009:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Julie Kutasov	4	$118.2	0	$0	6,052	$625.2
Robert A. Schwarzkopf	6	$171.4	0	$0	12,130	$2,023.4
Craig Stone	4	$118	0	$0	6052	$625

CONFLICTS OF INTEREST BETWEEN SELECT SMALLCAP VALUE FUND AND OTHER ACCOUNTS SUB-ADVISED BY KAR PORTFOLIO MANAGERS

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of Select SmallCap Value Fund’s investments and the investments of any other accounts they manage. Such conflicts could arise from the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, and any soft dollar arrangements that KAR may have in place that could benefit Select SmallCap Value Fund or such other accounts. KAR believes that there are no material conflicts of interest between the investment strategies of Select SmallCap Value Fund and the investment strategies of other accounts managed by the portfolio managers since portfolio managers generally manage funds and other accounts having similar investment strategies.

As an investment manager with multiple products placed at multiple sponsors, KAR has long had procedures in place to control and monitor potential conflicts among sponsor program and products. Whenever a buy or sell program is launched, each investor class is put into a randomly selected order as determined by an automated randomized process. Further, there are extensive controls on employee trading, best execution, and step-out trading. The firm does not self deal or swap securities among accounts. All orders are exposed to an open exchange traded market or order matching facility, ECN.

COMPENSATION OF KAR PORTFOLIO MANAGERS

KAR believes that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at KAR receive a competitive base salary, an incentive bonus opportunity, and a benefits package. Managing Directors and portfolio investment professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance.

The bonus amount for a portfolio manager is based upon (1) how well the individual manager performs in his or her assigned products versus industry benchmarks, (2) growth in total assets under management including, but not limited to, Select SmallCap Value Fund and (3) a subjective assessment of contribution to the team effort. The performance component is further adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risks. This ensures that investment personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile. It also avoids the temptation for portfolio managers to take on more risk and unnecessary exposure to chase performance for personal gain.

The following is a more detailed description of the compensation structure of Select SmallCap Value Fund’s portfolio managers.

Base Salary. Each portfolio manager is paid a base salary, which is determined by KAR and is designed to be competitive in light of the individual’s experience and responsibilities. KAR management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Generally, the current Performance Incentive Plan for portfolio managers at KAR has several components:

(1) Up to seventy-five percent of the base salary can be awarded based upon relative total return or performance. The Investment Incentive pool is established based on actual pre-tax investment performance compared with specific peer group or index measures established at the beginning of each calendar year. Performance of the fund managed is measured over one, three, and five-year periods against the specified benchmark. Generally, an individual manager’s participation is based on the performance of the fund or separately managed account overseen and is weighted roughly by total assets in the fund or separately managed accounts. For Select SmallCap Value Fund, the benchmark used is the Russell 2000 Value Index.

(2) Up to twenty-five percent of base salary can be awarded based upon the achievement of qualitative goals of the investment management division with which the portfolio manager is associated.

(3) Up to an additional one hundred percent of base salary can be awarded based upon the growth in assets under management in the portfolio manager’s investment area.

The Performance Incentive Plan applicable to some portfolio managers varies from the description above. For instance, plans applicable to certain portfolio managers (i) may have an override based upon revenues generated, (ii) may contain the component that is based on the profitability of the management division with which the portfolio manager is associated, or (iii) may contain a guarantee payout.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm’s employees, 401(k), health, and other employee benefit plans.

EQUITY SECURITIES BENEFICIALLY OWNED BY KAR PORTFOLIO MANAGERS

As of October 31, 2009, the portfolio managers did not own any shares of Select SmallCap Value Fund.

OTHER ACCOUNTS SUB-ADVISED BY METWEST CAPITAL PORTFOLIO MANAGERS

The following table lists the number and types of other accounts managed by the MetWest Capital portfolio manager and assets under management in those accounts as of October 31, 2009:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTs	ASSETS MANAGED (in millions)
Samir Sikka	4	$347.3	3	$73.8	10	$79.2

CONFLICTS OF INTEREST BETWEEN SELECT SMALLCAP VALUE FUND AND OTHER ACCOUNTS SUB-ADVISED BY METWEST CAPITAL  PORTFOLIO MANAGERS

MetWest Capital anticipates no material conflicts of interest, as all accounts in the Small Cap Intrinsic Value strategy are managed to the model portfolio as specified by the investment team.  The investment team implements the model consistently across client portfolios, while accommodating any client-specific requirements, such as investment restrictions or cash flow requirements.  Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions.  For a portfolio with restrictions, the investment team determines the position(s) that comply with the client’s requirements.

While portfolios of clients with investment restrictions may differ slightly from the model portfolio, those differences do not affect the percentage allocations, unless a client’s restrictions prohibit a particular trade.  Portfolio managers do not have discretion regarding the allocation of investment opportunities.  They apply any restriction objectively. For example, if a client’s investment guidelines prohibit the purchase of a particular security in the model, the investment team may determine a substitute holding or hold the percentage allocation to the restricted security in cash in that client’s account.

In addition, to ensure that divergence in account composition is driven exclusively by differences in client objectives, every trade that is executed every day is reviewed by the senior members of the investment team, including both MetWest Capital’s President and its Chief Investment Officer, both of whom are owners of the firm.

COMPENSATION OF METWEST CAPITAL PORTFOLIO MANAGERS

Compensation for MetWest Capital’s investment professionals consists of a base salary and bonus.  A material portion of each professional’s annual compensation is in the form of a bonus tied to results relative to clients’ benchmarks and overall client satisfaction.  While Wells Fargo holds a majority ownership interest in MetWest Capital, certain MetWest Capital professionals still hold ownership interests in the firm and accordingly receive additional payments based on profitability of the firm.  MetWest Capital professionals who hold ownership interests in the firm do not receive investment performance-related bonuses.

MetWest Capital’s compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark and small cap value peer group. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over three and five year periods.  Investment professionals are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

EQUITY SECURITIES BENEFICIALLY OWNED BY METWEST CAPITAL PORTFOLIO MANAGERS

As of October 31, 2009, the portfolio managers did not own any shares of Hartford Select SmallCap Value Fund.

OTHER ACCOUNTS SUB-ADVISED BY SSGA FM PORTFOLIO MANAGERS

The following table lists the number and types of other accounts managed by the SSgA FM portfolio managers and assets under management in those accounts as of October 31, 2009:

PORTFOLIO MANAGER*	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in Billions)	POOLED ACCOUNTS	ASSETS MANAGED (in Billions)	OTHER ACCOUNTS	ASSETS MANAGED (in Billions)
Scott P. Conlon, CFA	3	$0.15	23	$5.76	35	$11.52
John O’Connell, CFA	3	$0.15	23	$5.76	35	$11.52

*The following table lists the number and types of other accounts managed by the U.S. Enhanced Equity Team and assets under management in those accounts.  Enhanced assets are managed on a team basis.  This table refers to SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.  The advisory fee for 15 of these pooled accounts and 11 of these other accounts is based upon performance.

CONFLICTS OF INTEREST BETWEEN SELECT SMALLCAP VALUE FUND AND OTHER ACCOUNTS SUB-ADVISED BY SSGA FM PORTFOLIO MANAGERS

A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to Select SmallCap Value Fund. Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. A portfolio manager may also manage accounts whose objectives and policies differ from those of Select SmallCap Value Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while Select SmallCap Value Fund maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The potential conflicts described are applicable to SSgA/SSgA FM as our Portfolio Managers manage several accounts with similar guidelines and differing fee schedules.

COMPENSATION OF SSGA FM PORTFOLIO MANAGERS

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives.  The second factor taken into consideration is the size of the pool available for compensation.  SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool.  Once determined, this pool is then allocated to the various locations and departments of SSgA FM and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group, and in the case of investment teams, the investment performance of their strategies.  The pool is then allocated on a discretionary basis to individual employees based on their individual performance.  The same process is followed in determining incentive equity allocations.

EQUITY SECURITIES BENEFICIALLY OWNED BY SSGA FM PORTFOLIO MANAGERS

As of December 31, 2009, the portfolio managers did not own any shares of Select SmallCap Value Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Companies have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities or, in the case of the funds of funds, transactions in shares of the Underlying Funds.  With respect to the funds of funds, each fund of funds will not incur any commissions or sales charges when it invests in the Underlying Funds.

Subject to any policy established by each Company’s board of directors and HIFSCO, the sub-advisers, as applicable, are primarily responsible for the investment decisions of each applicable Fund (other than Checks and Balances Fund) and the placing of its portfolio transactions.  In placing brokerage orders, it is the policy of each Fund (or in the case of a fund of funds, with respect to purchases of ETFs) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution.  While the sub-advisers generally seek reasonably competitive spreads or commissions, the Funds (or in the case of a fund of funds, with respect to purchases of ETFs) do not necessarily pay the lowest possible spread or commission.  HIFSCO may instruct the sub-advisers to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Funds.

The sub-advisers generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market.  Such dealers usually act as principals for their own account.  On occasion, securities may be purchased directly from the issuer.  In addition, the sub-advisers may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions.  Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.  Portfolio securities in Money Market Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities.  There usually are no brokerage commissions paid by Money Market Fund for such purchases or sales.

While the sub-advisers seek to obtain the most favorable net results in effecting transactions in a Fund’s (other than a Fund that is a fund of funds) portfolio securities, broker-dealers who provide investment research to the sub-advisers may receive orders for transactions from the sub-advisers.  Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market.  To the extent consistent with Section 28(e) of the 1934 Act, a sub-adviser may cause a Fund (or in the case of a fund of funds, an Underlying Fund) to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to the sub-adviser an amount in respect of securities transactions for the Fund (other than a Fund that is a fund of funds) in excess of the amount that another broker-dealer would have charged in respect of that transaction.  Information so received is in addition to and not in lieu of the services required that the sub-adviser must perform under the applicable investment sub-advisory agreement.  In circumstances where two or more broker-dealers are equally capable of providing best execution, each sub-adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the sub-adviser in its sole discretion.  The management fees paid by the Funds are not reduced because the sub-advisers, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash.  Some of these services are of value to the sub-advisers, or their affiliates, in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds.

Hartford Investment Management has determined that at present it will utilize soft dollars to obtain only: (i) brokerage services; (ii) research created and provided by a broker-dealer involved in effecting a trade (i.e., research provided by a full service broker-dealer, or provided by a broker-dealer to which a portion of a trade is directed for the purpose of obtaining access to the research, in either cased on a bundled basis); and (iii) access to management personnel.  Hartford Investment Management will not at present utilize soft dollars to obtain research from parties who have no role in effecting a trade.

To the extent that accounts managed by a sub-adviser are simultaneously engaged in the purchase of the same security as a Fund, then, as authorized by the applicable Company’s board of directors, available securities may be allocated to the Fund (other than a Fund that is a fund of funds) and other client account and may be averaged as to price in a manner determined by the sub-adviser to be fair and equitable.  Such allocation and pricing may affect the amount of brokerage commissions paid by such Funds.  In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue).

Accounts managed by the sub-advisers (or their affiliates) may hold securities held by a Fund (or in the case of a fund of funds, shares of ETFs).  Because of different investment objectives or other factors, a particular security may be purchased by a sub-adviser for one client when one or more other clients are selling the same security.

For the fiscal years ended October 31, 2009, October 31, 2008 and October 31, 2007, the Funds paid the following brokerage commissions:

FUND NAME	2009	2008		2007
Advisers Fund	$943,848	$1,447,242		$2,078,450
Balanced Income Fund	$25,761	$16,411		$4,450
Capital Appreciation Fund	$25,072,459	$29,280,660		$23,991,205
Capital Appreciation II Fund	$3,114,989	$3,586,174		$1,661,326
Checks and Balances Fund	N/A	N/A		N/A	(1)
Disciplined Equity Fund	$113,078	$171,503		$248,468
Diversified International Fund	$43,570	$26,765	(2)	N/A
Dividend and Growth Fund	$2,895,469	$2,400,650		$1,450,551
Equity Income Fund	$528,530	$653,033		$312,810
Fundamental Growth Fund	$57,586	$45,337		$81,988
Global Enhanced Dividend Fund	$14,880	$23,691		N/A
Global Growth Fund	$666,760	$1,005,497		$1,373,140
Global Health Fund	$894,453	$1,006,911		$731,768
Global Research Fund	$94,941	$26,954	(3)	N/A
Growth Fund	$1,048,685	$1,286,367		$1,441,015
Growth Opportunities Fund	$5,552,475	$5,960,233		$2,704,344
High Yield Fund	$8,215	$3,557		$3,842
High Yield Municipal Bond Fund	N/A	N/A		N/A	(1)
Income Fund	$13,520	$41,314		$16,333
Inflation Plus Fund	$1,109,833	$1,209,041		$291,600
International Growth Fund	$2,026,647	$4,308,232		$2,493,565
International Opportunities Fund	$1,013,632	$1,266,960		$1,164,563
International Small Company Fund	$494,076	$810,479		$714,022
MidCap Fund	$4,731,176	$4,399,927		$4,022,543
MidCap Value Fund	$311,616	$455,219		$498,751
Select SmallCap Value Fund	$123,660	$127,351		$174,526
Small Company Fund	$2,430,219	$1,931,540		$1,424,220
SmallCap Growth	$282,892	$697,163		$1,232,782
Small/Mid Cap Equity Fund	$45,249	$47,100		$33,574
Strategic Income Fund	$17,608	$24,656		$2,431	(1)
Total Return Bond Fund	$93,724	$188,866		$91,892
Value Fund	$384,277	$334,357		$223,925
Value Opportunities	$221,817	$343,616		$290,233

(1)  Fund commenced operations on May 31, 2007.

(2)  Fund commenced operations on June 30, 2008.

(3)  Fund commenced operations on March 1, 2008

Floating Rate Fund, Money Market Fund, Short Duration Fund, Tax-Free National Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2010 Fund and Target Retirement 2030 Fund  did not pay brokerage commissions during the last three fiscal years.

Because Global All-Asset Fund, Global Real Asset Fund and International Value Fund had not commenced operations as of the date of this SAI, no information regarding brokerage commissions paid by each Fund is available.

In general, changes in the amount of brokerage commissions paid by a Fund are due primarily to that Fund’s asset growth, cash flows and changes in portfolio turnover.

The following table shows the dollar amount of brokerage commissions paid to firms selected in recognition of research services and the approximate dollar amount of the transactions involved for the fiscal year ended October 31, 2009.

FUND NAME	COMMISSIONS PAID TO FIRMS SELECTED IN RECOGNITION OF RESEARCH SERVICES	TOTAL AMOUNT OF TRANSACTIONS TO FIRMS SELECTED IN RECOGNITION OF RESEARCH SERVICES
Advisers Fund*	$51,436	$58,899,902
Balanced Income Fund*	$1,335	$2,432,420
Capital Appreciation Fund*	$1,299,684	$1,276,111,195
Capital Appreciation II Fund*	$171,627	$192,288,436
Disciplined Equity Fund*	$7,074	$16,800,495
Diversified International Fund*	$2,033	$2,900,625
Dividend and Growth Fund*	$182,873	$214,457,534
Equity Income Fund*	$25,616	$33,255,471
Fundamental Growth Fund*	$3,400	$7,898,700
Global Research Fund*	$6,762	$12,995,761
Global Growth Fund*	$37,461	$41,125,629
Global Health Fund*	$44,448	$56,399,317
Growth Fund*	$60,300	$88,578,871
Growth Opportunities Fund*	$295,240	$323,263,830
International Growth Fund*	$103,337	$149,241,353
International Opportunities Fund*	$54,416	$61,542,074
International Small Company Fund*	$22,884	$21,678,501
MidCap Fund*	$247,235	$225,990,427
MidCap Value Fund*	$15,941	$12,307,521
Select SmallCap Value Fund	$	$
Small Company Fund*	$88,587	$71,419,412
SmallCap Growth Fund*	$13,685	$14,139,771
Value Fund*	$18,790	$18,743,329
Value Opportunities Fund*	$10,806	$10,717,911

*           The commissions identified as being paid to brokers selected in recognition of research services include third party research services only, and are calculated by applying the sub-adviser’s firmwide percentage of commissions paid to the broker that would have been applied to the third party research services as a percentage of the sub-adviser’s total activity with that broker.  This calculated percentage is then applied across all of the sub-adviser’s client accounts to provide a pro-rata reporting of the estimated third party soft dollar commission amount.  The sub-adviser also receives proprietary research services provided directly by firms.  However, the amounts of commissions attributable to such research services are not readily ascertainable and are not included in the table.

Because Global All-Asset Fund, Global Real Asset Fund and International Value Fund had not commenced operations as of the date of this SAI, no information regarding brokerage commissions paid by each Fund to firms selected in recognition of research services is available.

The following table identifies the Funds’ regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) whose securities the Funds have acquired during the fiscal year ended October 31, 2009 and the value of each Fund’s aggregate holdings of each such issuer as of October 31, 2009.

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)
Advisers Fund	Banc of America Securities LLC	$15,668
	BNP Paribas Securities Corp.	$5,987
	Citigroup Global Markets, Inc.	$6,566
	Deutsche Bank Securities, Inc.	$6,669
	Goldman Sachs & Co.	$9,951
	HSBC Securities, Inc.	$2,081
	J.P. Morgan Securities, Inc.	$13,814
	Merrill Lynch Pierce Fenner & Smith	$2,034
	Morgan Stanley & Co., Inc.	$2,749
	Prudential Securities, Inc.	$1,993
	UBS Securities LLC	$18,588
	Wells Fargo & Co.	$14,249

Balanced Allocation Fund	State Street Global Markets LLC	$3
	.
Balanced Income Fund	Banc of America Securities LLC	$903

	BNP Paribas Securities Corp.	$629
	Citigroup Global Markets, Inc.	$961
	Countrywide Securities Corp.	$43
	Credit Suisse Capital LLC	$635
	Deutsche Bank Securities, Inc.	$701
	Goldman Sachs & Co.	$1,008
	HSBC Securities, Inc.	$1,242
	J.P. Morgan Securities, Inc.	$1,041
	Merrill Lynch Pierce Fenner & Smith	$587
	Morgan Stanley & Co., Inc.	$932
	Prudential Securities, Inc.	$138
	RBS Greenwich Capital Markets	$102
	State Street Global Markets LLC	$93
	UBS Securities LLC	$1,222
	Wachovia Securities LLC	$696
	Wells Fargo & Co.	$158

Capital Appreciation Fund	Banc of America Securities LLC	$228,090
	BNP Paribas Securities Corp.	$140,428
	Deutsche Bank Securities, Inc.	$156,433
	Goldman Sachs & Co.	$615,871
	Julius Baer Securities, Inc.	$136,000
	UBS Securities LLC	$272,632
	Wells Fargo & Co.	$344,917

Capital Appreciation II Fund	Banc of America Securities LLC	$11,255
	BNP Paribas Securities Corp.	$3,980
	Deutsche Bank Securities, Inc.	$4,433
	Goldman Sachs & Co.	$16,641
	HSBC Securities, Inc.	$2,102
	J.P. Morgan Securities, Inc.	$1,512
	Julius Baer Securities, Inc.	$1,228
	UBS Securities LLC	$21,595
	Wells Fargo & Co.	$11,390

Conservative Allocation Fund	State Street Global Markets LLC	$4

Disciplined Equity Fund	Banc of America Securities LLC	$2,807
	BNP Paribas Securities Corp.	$76
	Deutsche Bank Securities, Inc.	$85
	Goldman Sachs & Co	$3,573
	Prudential Securities, Inc.	$787
	UBS Securities LLC	$147
	Wells Fargo & Co.	$4,896

Diversified International Fund	Banc of America Securities LLC	$20
	Barclay Investments, Inc.	$18
	BNP Paribas Securities Corp.	$179
	Credit Suisse Capital LLC	$146
	Deutsche Bank Securities, Inc.	$128
	HSBC Securities, Inc.	$344
	Julius Baer Securities, Inc.	$180
	UBS Securities LLC	$503

Dividend and Growth Fund	Banc of America Securities LLC	$51,987
	BNP Paribas Securities Corp.	$38,120

	Deutsche Bank Securities, Inc.	$42,465
	Goldman Sachs & Co.	$23,415
	J.P. Morgan Securities, Inc.	$88,895
	Morgan Stanley & Co., Inc.	$18,119
	State Street Global Markets LLC	$32,107
	U.S. Bancorp Investments, Inc.	$36,495
	UBS Securities LLC	$114,869
	Wells Fargo & Co.	$120,897

Equity Income Fund	Banc of America Securities LLC	$7,849
	BNP Paribas Securities Corp.	$1,578
	Deutsche Bank Securities, Inc.	$1,758
	Goldman Sachs & Co.	$17,221
	J.P. Morgan Securities, Inc.	$34,297
	UBS Securities LLC.	$3,064
	Wells Fargo & Co.	$24,487

Floating Rate Fund	BNP Paribas Securities Corp.	$57,063
	Goldman Sachs & Co.	$8,419
	J.P. Morgan Securities, Inc.	$139,361
	RBS Greenwich Capital Markets	$28,704
	UBS Securities LLC	$26,290
	Wells Fargo & Co.	$61,171

Fundamental Growth Fund	Banc of America Securities LLC	$8
	BNP Paribas Securities Corp.	$50
	Deutsche Bank Securities, Inc.	$56
	Goldman Sachs & Co.	$289
	UBS Securities LLC	$98

Global Enhanced Dividend Fund	Banc of America Securities LLC	$35
	Credit Suisse Capital LLC	$17
	HSBC Securities, Inc.	$54
	J.P. Morgan Securities, Inc.	$40
	Morgan Stanley & Co., Inc.	$58
	Prudential Securities, Inc.	$53
	State Street Global Markets LLC	$107
	U.S. Bancorp Investments, Inc.	$61
	Wells Fargo & Co.	$25

Global Growth Fund	Banc of America Securities LLC	$8,871
	BNP Paribas Securities Corp.	$2,808
	Deutsche Bank Securities, Inc.	$3,129
	Goldman Sachs & Co.	$4,356
	J.P. Morgan Securities, Inc.	$5,476
	Julius Baer Securities, Inc.	$4,881
	Prudential Securities, Inc.	$3,654
	UBS Securities LLC	$11,840

Global Health Fund	Banc of America Securities LLC	$31
	BNP Paribas Securities Corp.	$183
	Deutsche Bank Securities, Inc.	$204
	UBS Securities LLC	$355

Global Research Fund	Banc of America Securities LLC	$450
	BNP Paribas Securities Corp.	$369

	Deutsche Bank Securities, Inc.	$153
	Goldman Sachs & Co.	$617
	HSBC Securities, Inc.	$386
	Julius Baer Securities, Inc.	$448
	UBS Securities LLC	$630
	Wells Fargo & Co.	$498

Growth Fund	Banc of America Securities LLC	$6,670
	BNP Paribas Securities Corp.	$718
	Deutsche Bank Securities, Inc.	$800
	Goldman Sachs & Co.	$13,326
	J.P. Morgan Securities, Inc.	$3,774
	UBS Securities LLC	$9,293
	Wells Fargo & Co.	$16,711

Growth Opportunities Fund	Banc of America Securities LLC	$6,518
	BNP Paribas Securities Corp.	$38,186
	Deutsche Bank Securities, Inc.	$42,539
	Goldman Sachs & Co.	$24,606
	Julius Baer Securities, Inc.	$22,197
	UBS Securities LLC	$100,866
	Well Fargo & Co.	$19,657

High Yield Fund	Banc of America Securities LLC	$1,771
	Citigroup Global Markets, Inc.	$1,665
	Goldman Sachs & Co.	$2,231
	J.P. Morgan Securities, Inc.	$4,518

High Yield Municipal Bond Fund	State Street Global Markets LLC	$3,281

Income Fund	Banc of America Securities LLC	$3,386
	BNP Paribas Securities Corp.	$6,813
	Citigroup Global Markets, Inc.	$3,492
	Countrywide Securities Corp.	$18
	Credit Suisse Capital LLC	$288
	Deutsche Bank Securities, Inc.	$68
	Goldman Sachs & Co.	$1,493
	J.P. Morgan Securities, Inc.	$21,832
	Lehman Brothers, Inc.	$558
	Merrill Lynch Pierce Fenner & Smith	$309
	Morgan Stanley & Co., Inc.	$2,433
	Prudential Securities, Inc.	$250
	RBS Greenwich Capital Markets	$5,393
	State Street Global Markets LLC	$1,517
	U.S. Bancorp Investments, Inc.	$436
	UBS Securities LLC	$4,924
	Wachovia Securities LLC	$1,755
	Wells Fargo & Co.	$1,139

Inflation Plus Fund	BNP Paribas Securities Corp	$22,898
	J.P. Morgan Securities, Inc.	$66,829
	RBS Greenwich Capital Markets	$11,519
	UBS Securities LLC	$10,550
	Wells Fargo & Co.	$31,001

International Growth Fund	Banc of America Securities LLC	$250

	BNP Paribas Securities Corp	$1,462
	Credit Suisse Capital LLC	$2,619
	Deutsche Bank Securities, Inc.	$1,629
	HSBC Securities, Inc.	$1,358
	Julius Baer Securities, Inc.	$1,619
	UBS Securities LLC	$2,838

International Opportunities Fund	Banc of America Securities LLC	$388
	BNP Paribas Securities Corp.	$7,964
	Deutsche Bank Securities, Inc.	$2,533
	HSBC Securities, Inc.	$12,921
	Julius Baer Securities, Inc.	$4,695
	UBS Securities LLC	$17,964

International Small Company Fund	Banc of America Securities LLC	$91
	BNP Paribas Securities Corp.	$535
	Deutsche Bank Securities, Inc.	$596
	UBS Securities LLC	$1,039

MidCap Fund	Banc of America Securities LLC	$2,901
	BNP Paribas Securities Corp.	$16,993
	Deutsche Bank Securities, Inc.	$18,929
	UBS Securities LLC	$32,990

MidCap Value Fund	Banc of America Securities LLC	$97
	BNP Paribas Securities Corp.	$569
	Deutsche Bank Securities, Inc.	$634
	UBS Securities LLC	$1,106

Money Market Fund	Banc of America Securities LLC	$12,746
	BNP Paribas Securities Corp.	$28,927
	Deutsche Bank Securities, Inc.	$12,998
	J.P. Morgan Securities, Inc.	$56,028
	RBS Greenwich Capital Markets	$5,999
	State Street Global Markets LLC	$12,997
	UBS Securities LLC	$5,495

Select SmallCap Value Fund	State Street Global Markets LLC	$2,535

Short Duration Fund	Citigroup Global Markets, Inc.	$5,377
	Countrywide Securities Corp.	$2,526
	Credit Suisse Capital LLC	$6,439
	Goldman Sachs & Co.	$5,220
	HSBC Securities, Inc.	$1,045
	J.P. Morgan Securities, Inc.	$10,209
	Lehman Brothers, Inc.	$153
	Merrill Lynch Pierce Fenner & Smith	$4,321
	Morgan Stanley & Co., Inc.	$2,681
	Prudential Securities, Inc.	$2,104
	RBS Greenwich Capital Markets	$1,523
	State Street Global Markets LLC	$1,249
	U.S. Bancorp Investments, Inc.	$540
	Wachovia Securities, LLC	$5,400
	Wells Fargo & Co.	$5,473

Small Company Fund	Banc of America Securities LLC	$382

	BNP Paribas Securities Corp.	$4,987
	Deutsche Bank Securities, Inc.	$2,493
	RBS Greenwich Capital Markets	$1,383
	UBS Securities LLC	$5,611

SmallCap Growth Fund	Banc of America Securities LLC	$52
	BNP Paribas Securities Corp.	$575
	Deutsche Bank Securities, Inc.	$338
	RBS Greenwich Capital Markets	$137
	UBS Securities LLC	$714

Small/Mid Cap Equity Fund	BNP Paribas Securities Corp.	$27
	RBS Greenwich Capital Markets	$14
	UBS Securities LLC	$12

Strategic Income Fund	Banc of America Securities LLC	$3,290
	BNP Paribas Securities Corp.	$531
	Citigroup Global Markets, Inc.	$4,228
	Credit Suisse Capital LLC	$269
	Goldman Sachs & Co.	$1,545
	J.P. Morgan Securities, Inc.	$18,287
	Lehman Brothers, Inc.	$976
	Merrill Lynch Pierce Fenner & Smith	$555
	Morgan Stanley & Co., Inc.	$3,515
	Prudential Securities, Inc.	$315
	RBS Greenwich Capital Markets	$5,727
	State Street Global Markets LLC	$1,362
	UBS Securities LLC	$1,407
	Wachovia Securities LLC	$1,687
	Wells Fargo & Co.	$937

Target Retirement 2010 Fund	State Street Global Markets LLC	$1

Tax-Free National Fund	State Street Global Markets LLC	$3,106

Total Return Bond Fund	Banc of America Securities LLC	$18,067
	BNP Paribas Securities Corp.	$9,738
	Citigroup Global Markets, Inc.	$30,725
	Countrywide Securities Corp.	$7,189
	Credit Suisse Capital LLC	$1,780
	Goldman Sachs & Co.	$6,203
	J.P. Morgan Securities, Inc.	$138,844
	Lehman Brothers, Inc.	$8,234
	Merrill Lynch Pierce Fenner & Smith	$4,111
	Morgan Stanley & Co., Inc.	$23,610
	Prudential Securities, Inc.	$12,134
	RBS Greenwich Capital Markets	$18,396
	State Street Global Markets LLC	$7,790
	U.S. Bancorp Investments, Inc.	$2,583
	UBS Securities LLC	$8,544
	Wachovia Securities LLC	$10,681
	Wells Fargo & Co.	$50,647

Value Fund	Banc of America Securities LLC	$6,418
	BNP Paribas Securities Corp.	$590
	Deutsche Bank Securities, Inc.	$657

	Goldman Sachs & Co.	$11,078
	J.P. Morgan Securities, Inc.	$14,340
	UBS Securities LLC	$3,169
	Wells Fargo & Co.	$12,860

Value Opportunities Fund	Banc of America Securities LLC	$2,950
	BNP Paribas Securities Corp.	$702
	Deutsche Bank Securities, Inc.	$781
	J.P. Morgan Securities, Inc.	$698
	UBS Securities LLC	$2,675
	Wells Fargo & Co.	$2,584

Because Global All-Asset Fund, Global Real Asset Fund and International Value Fund had not commenced operations as of the date of this SAI, no information regarding each Fund’s regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) is available.

FUND EXPENSES

EXPENSES OF THE FUNDS Each Fund pays its own expenses including, without limitation: (1) expenses of maintaining the Fund and continuing its existence, (2) registration of the Fund under the 1940 Act, (3) auditing, accounting and legal expenses, (4) taxes and interest, (5) governmental fees, (6) expenses of issue, sale, repurchase and redemption of Fund shares, (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund’s principal underwriter, if any, as broker-dealer or agent under state securities laws, (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations thereof, (9) expenses of reports to governmental officers and commissions, (10) insurance expenses, (11) fees, expenses and disbursements of custodians for all services to the Fund, (12) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (13) expenses for servicing shareholder accounts, (14) any direct charges to shareholders approved by the directors of the Fund, (15) compensation and expenses of directors of the Fund, other than those who are also officers of The Hartford, and (16) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto. In addition, the Floating Rate Fund may incur unique expenses due to the nature of its investment strategy which are paid by the Floating Rate Fund, including: consultants’ and attorneys’ fees and expenses in connection with problem loans and troubled issuers and/or borrowers and transfer and assignment fees in conjunction with the buying and selling of loans.

Each fund of funds, as a shareholder of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. Each fund of funds’ expense ratios, as disclosed in the funds of funds’ prospectus, may be higher or lower depending on the allocation of the fund of funds’ assets among the Underlying Funds and the actual expenses of the Underlying Funds.

DISTRIBUTION ARRANGEMENTS

GENERAL

Hartford Investment Financial Services, LLC (“HIFSCO”) serves as the principal underwriter for each Fund pursuant to Underwriting Agreements initially approved by the board of directors of each Company.  HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of each Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO.  Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.  The Underwriting Agreements continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the applicable Company, including a majority of the directors who are not parties to the Underwriting Agreements or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of a Fund.  HIFSCO is not obligated to sell any specific amount of shares of any Fund.

HIFSCO is authorized by the Companies to receive purchase and redemption orders on behalf of the Funds.  HIFSCO has the authority to, and has authorized one or more financial services institutions and/or qualified plan intermediaries to receive purchase and redemption orders on behalf of the Funds, subject to the Funds’ policies and procedures with respect to frequent purchases and redemptions of Fund shares and applicable law.  In these circumstances, a Fund will be deemed to have received a purchase or redemption order when an authorized financial services institution and/or qualified plan intermediary receives the order.  Accordingly, orders will be priced at that Fund’s next net asset value computed after the orders are received by an authorized financial services institution and/or qualified plan intermediary and accepted by the Fund.  The Fund’s net asset value is determined in the manner described in the Fund’s prospectuses.

ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES.  As stated in the prospectuses, HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”).  These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation.  You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary.  Additional Payments may, but are normally not expected to, exceed 0.13% of the average net assets of the funds attributable to a particular Financial Intermediary.  For the calendar year ended December 31, 2009, HIFSCO and its affiliates incurred approximately $30.6 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•              Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•              “Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;

•              “Marketing support fees” for providing assistance in promoting the sale of fund shares;

•              Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•              Provision of educational programs, including information and related support materials;

•              Hardware and software; and

•              Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2010, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below.  HIFSCO may enter into ongoing contractual arrangements with other Financial Intermediaries.

AIG Advisors Group, Inc., (Advantage Capital Corp., FSC Securities Corp., Royal Alliance Associates, Inc., Sagepoint Financial), Ameriprise Financial Services, Inc., Associated Securities Corporation, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, Morgan Stanley Smith Barney LLC., Mutual Service Corporation, NatCity Investments Inc.,  National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., PNC Investments, Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Transamerica Financial Advisors, Inc., Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Investment Services, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Advisors, Wells Fargo Investments, WaMu Investments Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

In addition to the Financial Intermediaries listed above, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2009 for items such as sponsorship of meetings, education seminars and travel and entertainment, whether or not an ongoing contractual relationship exists (financial intermediaries receiving less than $100 value have not been included). Acument Securities, Inc., Addison Avenue Federal C.U., Advantage Capital Corp, AFA Financial Group, LLC, AIG Financial Advisors, AllState Financial Svcs., LLC, Altura Credit Union, American Funds, American Funds & Trusts, Inc., , American Gen’l Securities Inc., American Independent Secs Grp., American Investors Company, American Portfolios Fncl Svcs, Ameriprise Advisor Srvcs., Inc., Ameriprise Financial Srvcs Inc., Ameritas Investment Corp., Amtrust Investment Srvcs, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arizona State Savings & CU., Associated Securities Corp., AXA Advisors, LLC, B.C. Ziegler and Company, Banc of Amer Investment Svcs Inc., Bancnorth Investment Group Inc., BancorpSouth Bank, Bancorpsouth Investment Srvc Inc., BancWest Investment Srvcs Inc., Bank of America, Bank of Escondido, Bank of the West, Bank Securities Association, BB&T Investment Services, Inc., BCG Securities, Inc., Beaconsfield Fin. Srvcs., Inc., Beneficial

Investment Srvcs., Berthel, Fisher & Co. Fin Svcs Inc., BISA, BOSC, Inc., Brighton Securities Corp., Brokersxpress LLC., Butler, Wick & Co., Inc., Cadaret, Grant & Co., Inc., Calton & Associates, Inc., Cambridge Investment Rsrch, Inc., Cambridge Legacy Sec., LLC, Cameron State Bank, Cantella & Co., Inc., Cape Securities, Capital Analysts, Inc., Capital Financial Srvcs., Inc., Capital Investment Group, Inc., Capital One Investments Svcs LLC, Capital One, N.A., Capitol Secs. Investment Corp., Capital Secs. Of America, Inc., Capital Securities Mngmnt., Inc., Carey, Thomas, Hoover &  Breault, Carolinas Investment Cnsltng LLC, Cary Street Partners, CCF Investments, Inc., CCO Investment Services Corp.,  Centaurus Financial, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Charles Schwab & Company, Inc., Chase Investments Srvcs, Corp., Citi Bank, Citigroup Global Markets, Inc., City Securities Corporation, Colonial Brokerage, Inc., Commerce Brokerage Svcs, Inc., Commonwealth Bank & Trust Co., Commonwealth Financial Network, Community Bankers Secs. LLC, Compass Bank, Compass Brokerage, Inc., Cornerstone Financial C.U., Credit Suisse Securities LLC, Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, D.A. Davidson & Company, Davenport & Company LLC, David A. Noyes & Company, Delta Equity Services Corp., Deutsche Bank Securities, Inc., Eagle One Investments, LLC, Economy Securities, Inc., Edward Jones, EECU, Empire Financial Group, Inc., Empire Securities Corporation, Ensemble Financial Svcs, Inc., Enterprise Securities Co., Equity Services, Inc., Ferris/Baker Watts, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp, Fintegra LLC, First Allied Securities, First Citizens Investor Srvcs, First Heartland Capital Inc., First National Investments, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, First Western Securities Inc, FNB Brokerage Services, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Fortune Financial Services, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Fund Quest, Geneos Wealth Management, Inc.,  Genworth Financial Secs Corp., Glen Eagle Advisors LLC, Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbor Financial Services, LLC, Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harvest Capital LLC, Hazard & Siegel, Inc., Hazlett, Burt & Watson, Inc., HWB Securities, LLC, Hefren-Tillotson/Masterplan, Hilliard Lyons, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Assoc., HSBC Securities (USA) Inc., Huntington Investments, Huntington National Bank, Huntleigh Securities Corp., IMS Securities, Inc., Independent Fin’l Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, International Assets Advisory Co., InterSecurities, Inc., Inverness Sec. LLC, INVEST Financial Corporation, Investacorp, Inc.,  Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.B. Hanauer & Co., J.J.B Hilliard, W.L. Lyons LLC., J.P. Turner & Co. LLC, J.W. Cole Financial, Inc., James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corp, Jesup & Lamont Securities Corp, Key Bank, Key Bank, N.A., Key Investment Services, LLC, KMS Financial Services, Inc., Kobren Insight Management Inc., Kovack Securities, Inc., KW Securities Corporation, L.M. Kohn & Company, Lara, Shull & May, LTD, LaSalle Street Securities, Inc., Legacy Bank, Lesko Securities, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp, Lincoln Financial Securities, Lincoln Investment Plnng., Inc., Linsco/Private Ledger,  Lockton Financial Advisors LLC, Lockwood Financial, LPL Financial Corp., M Holdings Securities, Inc., M&I Bank, M&I Brokerage Services, Inc.,  M&I Financial Advisors, Inc., M&T Bank, M&T Securities, Inc., M.L. Stern & Co. Inc., Main Street Securities, LLC, Marshall Financial, MB Financial Bank, N.A., McAdams, Wright & Ragen, Inc., Means Investment Co Inc., Meeder Financial, Merrill Lynch Inc., Merrimac Corporate Sec’s., Inc., MetLife Securities, Inc., MML Investor Services, Inc., Money Concepts Capital Corp, Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Morton Community Bank, Multi-Financial Securities Corp, Mutual Service Corp., NatCity Investments, National Advisers Trust, National Planning Corporation, National Planning Holdings, Inc., National Securities Corp., Nationwide Planning Assoc, Inc., Navy Federal Brokerage Srvcs., NBC Securities, Inc., NBT Bank, Nelson Securities, Inc., New England Securities Corp., Newport Group Securities, Inc., Next Financial Group, NFP Securities, Inc., Nollenberger Capital Partners, North Ridge Securities Corp., Northwestern Mut Inv Svcs Inc., NPB Financial Group LLC, NPH, NRP Financial, Inc., O.N. Equity Sales Co., Ohio National Equities, Inc., OneAmerica Securities Inc., Oppenheimer and Co., Inc., Pacific West Securities, Inc., Packerland Brokerage Svcs, Inc., Park Avenue Securities, Paulson Investment Company Inc., Peoples Bank,  Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp, PNC Bank Corp., PNC Investments LLC, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp, ProEquities, Inc., Prospera Financial Services, Purshe, Kaplin & Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp, R. Seelaus & Company, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Finc’l Srvcs,Inc., RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Services, Inc., Reliance Securities, LLC, RiverStone Wealth Management., Inc., Robert W. Baird & Co. Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., S.C. Parker & Co., Inc., S. Smith Barney/Bank Invs Cntrs., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Securities Group, SII Investments, SMH Capital, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Fin. Svcs. Corp., South Valley Wealth Management, Southeast Investments N.C. Inc., Southwest Securities, Inc., Spectrum Capital, Inc., Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross, Inc., Strand Atkinson Williams York, Summit Brokerage Services Inc., Summitalliance Securities, Sunset Finc’l Services, Inc., SunTrust Investment Srvcs, Inc., SunTrust Securities, Inc., SWS Financial Services, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Assoc., TD Waterhouse Invstr Srvcs, Inc, TFS Securities, Inc., The Huntington Investment Co., Thoroughbred Finl Svcs, LLC, Thurston, Springer, Miller, Herd, Transamerica Financial Advisor, Triad Advisors, Inc., Triune Capital Advisors, True North Financial Svcs., Inc.,  TrustCore Investments, Inc., U.S. Wealth Advisors, LLC, UBS Financial Services, Inc., UBS International, UBS Private Banking, UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, N.A.,  UnionBanc Investment Services, UnionBank, United Brokerage Services, Inc., United Plnnrs Fin.Svcs.of Amer, US Bancorp FID, US Bancorp Investments, US Bank, N.A., USI Securities, UVest Financial Services, VALIC Financial Advisors, Inc., ValMark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia Bank,  Wachovia Sec Inc Fncl Network,

Wachovia Securities ISG, Wachovia Securities LLC, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., WaMu Investments, Inc., Warner Group, Inc., Waterstone Financial Group, Inc., Wayne Hummer Investments LLC, Webster Bank N.A., Wedbush Morgan Securities Inc., Wellington Management Company, Wellington Securities, Inc., Wells Fargo Adv. Fin. Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Srvcs. Inv. Adv., Wells Fargo Investments, WesBanco Bank, Inc., Wesbanco Securities, Inc., Western International Secs,, Westfield Bakerink Brozak LLC, WFG Investments, Inc., Wilbank Securities, Wiley Bros. — Aintree Capital, Winslow, Evans & Crocker, Inc., Woodbury Financial Srvcs, Inc., Woodstock Financial Group, Inc., World Group Securities, Inc., WRP Investments, Inc., Wunderlich Securities Inc., and Zeke Capital.

COMMISSIONS TO DEALERS

The aggregate dollar amount of commissions received by HIFSCO for the sale of shares for the fiscal years ended October 31, 2009, October 31, 2008 and October 31, 2007 is as follows:

YEAR	FRONT-END SALES COMMISSIONS		CDSC		AMOUNT REALLOWED		AMOUNT RETAINED
2009
Class A	$93,526,257		$875,030		$80,567,789		$13,833,498
Class B	N/A		$5,570,873		N/A		$5,570,873
Class C	N/A		$1,639,787		0		$1,639,787
Class I	N/A		N/A		N/A		N/A
Class Y	N/A		N/A		N/A		N/A
Class L	$402,828		$231		$341,864		$61,195
Class R3	N/A		N/A		N/A		N/A
Class R4	N/A		N/A		N/A		N/A
Class R5	N/A		N/A		N/A		N/A
2008
Class A	$139,316,691		$1,486,884		$120,172,508		$20,631,067
Class B	N/A		$6,677,607		N/A		$6,677,607
Class C	N/A		$2,913,799		0		$2,913,799
Class I	N/A		N/A		N/A		N/A
Class Y	N/A		N/A		N/A		N/A
Class L	$576,218		$366		$489,847		$86,737
Class R3	N/A		N/A		N/A		N/A
Class R4	N/A		N/A		N/A		N/A
Class R5	N/A		N/A		N/A		N/A
2007
Class A	$117,907,856		$1,187,494		$101,827,646		$17,267,704
Class B	N/A		$5,692,605		N/A		$5,692,605
Class C	N/A		$2,205,486		N/A		$2,205,486
Class I	N/A		N/A		N/A		N/A
Class Y	$10,159	*	N/A		$8,991	*	$1,168	*
Class L	$615,901		$5,123	*	$524,455		$126,569	*
Class R3	N/A		N/A		N/A		N/A
Class R4	N/A		N/A		N/A		N/A
Class R5	N/A		N/A		N/A		N/A

*                 This information reflects the reclassification of Class E shares as Class Y shares and Class H, M and N shares as Class L shares.  The reclassification was affected on February 12, 2007.

Because Global All-Asset Fund, Global Real Asset Fund and International Value Fund had not commenced operations as of the date of this SAI, no information is available regarding the aggregate dollar amount of commissions received by HIFSCO for the sale of each Fund’s shares.

Generally, commissions on sales of Class A shares are reallowed to broker-dealers as follows:

Funds other than Floating Rate Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Strategic Income Fund, Tax-Free National Fund and Total Return Bond Fund

AMOUNT OF PURCHASE	FRONT-END SALES CHARGE AS A PERCENTAGE OF OFFERING PRICE	FRONT-END SALES CHARGE AS A PERCENTAGE OF AMOUNT INVESTED	COMMISSION AS PERCENTAGE OF OFFERING PRICE
Less than $50,000	5.50%	5.82%	4.75%
$50,000 or more but less than $100,000	4.50%	4.71%	4.00%
$100,000 or more but less than $250,000	3.50%	3.63%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund, Tax-Free National Fund and Total Return Bond Fund

AMOUNT OF PURCHASE	FRONT-END SALES CHARGE AS A PERCENTAGE OF OFFERING PRICE	FRONT-END SALES CHARGE AS A PERCENTAGE OF AMOUNT INVESTED	COMMISSION AS PERCENTAGE OF OFFERING PRICE
Less than $50,000	4.50%	4.71%	3.75%
$50,000 or more but less than $100,000	4.00%	4.17%	3.50%
$100,000 or more but less than $250,000	3.50%	3.63%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

Floating Rate Fund

AMOUNT OF PURCHASE	FRONT-END SALES CHARGEAS A PERCENTAGE OF OFFERING PRICE	FRONT-END SALES CHARGE AS A PERCENTAGE OF AMOUNT INVESTED	COMMISSION ASPERCENTAGE OF OFFERING PRICE
Less than $50,000	3.00%	3.09%	2.50%
$50,000 or more but less than $100,000	2.50%	2.56%	2.00%
$100,000 or more but less than $250,000	2.25%	2.30%	1.75%
$250,000 or more but less than $500,000	1.75%	1.78%	1.25%
$500,000 or more but less than $1 million	1.25%	1.27%	1.00%
$1 million or more(1)	0%	0%	0%

(1)          Investments of $1 million or more in Class A shares may be made with no front-end sales charge.  However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase.  For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.  The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gain distributions.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

A front-end sales charge is not assessed on Class A shares of Money Market Fund.

HIFSCO may pay up to the entire amount of the sales commission to particular broker-dealers.  HIFSCO also may pay dealers of record commissions on purchases over $1 million in an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million.  In addition, HIFSCO may provide compensation to dealers of record for certain shares purchased without a sales charge.

Short Duration Fund

AMOUNT OF PURCHASE	FRONT-END SALES CHARGEAS A PERCENTAGE OF OFFERING PRICE	FRONT-END SALES CHARGE AS A PERCENTAGE OF AMOUNT INVESTED	COMMISSION ASPERCENTAGE OF OFFERING PRICE
Less than $250,000	2.00%	2.04%	1.50%
$250,000 or more but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more(2)	0%	0%	See below

(2)          Investments of $500,000 or more in Class A shares may be made with no front-end sales charge.  However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase.  For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.  The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gain distributions.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

HIFSCO may pay up to the entire amount of the sales commission to particular broker-dealers.  HIFSCO also may pay dealers of record commissions on purchases over $500,000n in an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million.  In addition, HIFSCO may provide compensation to dealers of record for certain shares purchased without a sales charge.

HIFSCO pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 1% of the purchase price of Class C shares purchased through dealers.

HIFSCO’s principal business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089.  HIFSCO was organized as a Delaware corporation on December 9, 1996 and is an indirect wholly-owned subsidiary of The Hartford.

DISTRIBUTION PLANS

Each Company, on behalf of its respective Funds, has adopted a separate distribution plan (the “Plan”) for each of the Class A, Class B Class C, Class R3 and Class R4 shares of each Fund, and The Hartford Mutual Funds II, Inc. has adopted a separate Plan for each of the Class L, Class R3 and Class R4 shares of each of its Funds, pursuant to appropriate resolutions of the applicable Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the FINRA regarding asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders.  The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Fund, the annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares.  However, the Companies’ boards of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each Fund’s average daily net assets attributable to Class A shares.  The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses.  HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services.  HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested.  As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase.  Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase.  Brokers may from time to time be required to meet certain other criteria in order to receive service fees.  HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.  The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services.  HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested.  As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase.  Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase.  Brokers may from time to time be required to meet certain other criteria in order to receive service fees.  HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.  The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

CLASS L PLAN Pursuant to the Class L Plan, a Fund may pay HIFSCO a total fee in connection with the servicing of shareholder accounts and distribution-related services attributable to Class L shares, calculated and payable monthly at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class L shares.  The entire fee will be used for distribution-related expenses.

CLASS R3 PLAN Pursuant to the Class R3 Plan, a fund may pay HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services.  HIFSCO will pay to dealers the service fee at a rate equal to 0.50% of the amount invested.  Brokers may from time to time be required to meet certain other criteria in order to receive service fees.  HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS R4 PLAN Pursuant to the Class R4 Plan, a fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and up to 0.25% may be used for shareholder account services.  HIFSCO will pay to dealers the service fee at a rate equal to 0.25% of the amount invested.  Brokers may from time to time be required to meet certain other criteria in order to receive service fees.  HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each Fund’s shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts.  These Plans are considered compensation type plans which means that the Funds pay HIFSCO the entire fee regardless of HIFSCO’s expenditures.  Conversely, even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the Funds will not be obligated to pay more than that fee.

In accordance with the terms of the Plans, HIFSCO provides to each Fund, for review by the applicable Company’s board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.  In the board of directors’ quarterly review of the Plans, they review the level of compensation the Plans provide.

The Plans were adopted by a majority vote of the board of directors of the applicable Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the applicable Funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans.  Potential benefits which the Plans may provide to the Funds include shareholder servicing, the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets and portfolio liquidations through redemption activity, the ability to sell shares of the Funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads.  The board of directors of the applicable Company believes that there is a reasonable likelihood that the Plans will benefit each applicable Fund and its current and future shareholders.  Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the applicable board in the manner described above.  The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the applicable board of directors in the manner described above.  A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the applicable board who are not interested persons of the Funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the Fund affected thereby.  A Plan will automatically terminate in the event of its assignment.

For the fiscal year ended October 31, 2009, the Hartford Funds paid the 12b-1 fees listed below.

FUND NAME	CLASS A	CLASS B	CLASS C	Class R3	Class R4
Advisers Fund	$1,369,789	$825,322	$949,576	$51	$1,664
Balanced Income Fund	$101,298	$26,152	$46,525	$0	$0
Capital Appreciation Fund	$20,947,810	$9,621,016	$24,976,814	$82,975	$309,972
Capital Appreciation II Fund	$1,142,687	$647,535	$2,673,648	$30,261	$8,938
Checks and Balances Fund	$1,977,533	$1,091,010	$2,364,616	$1,451	$219
Disciplined Equity Fund	$206,991	$93,872	$118,441	$52	$115
Diversified International Fund	$8,519	$7,047	$7,082	$3,067	$1,541
Dividend and Growth Fund	$5,304,343	$1,956,964	$2,094,526	$10,806	$29,454
Equity Income Fund	$1,395,809	$306,337	$428,675	$1,153	$1,493
Floating Rate Fund	$2,256,710	$400,082	$9,030,772	$5,884	$1,841
Fundamental Growth Fund	$57,514	$46,777	$74,248	$0	$0
Global Enhanced Dividend Fund	$12,370	$1,859	$1,859	$933	$469
Global Growth Fund	$490,125	$187,485	$258,234	$203	$118
Global Health Fund	$641,795	$364,786	$805,850	$4,015	$12,797
Global Research Fund	$49,103	$18,417	$28,651	$1,022	$505
Growth Fund	$690,697	$184,108	$424,551	$471	$4,702
Growth Opportunities Fund	$2,265,142	$346,912	$1,747,200	$34,083	$65,482
High Yield Fund	$382,593	$191,550	$345,713	$324	$31
High Yield Municipal Bond Fund	$482,114	$60,234	$899,221	$0	$0
Income Fund	$226,123	$86,137	$174,852	$0	$0
Inflation Plus Fund	$1,115,490	$859,514	$3,270,532	$7,207	$3,291
International Growth Fund	$386,312	$167,068	$197,289	$1,452	$540
International Opportunities Fund	$378,160	$155,680	$238,338	$1,244	$3,344
International Small Company Fund	$116,621	$75,179	$100,473	$0	$0
MidCap Fund	$3,540,984	$1,477,089	$2,888,827	$488	$2,236
MidCap Value Fund	$290,646	$221,099	$214,846	$0	$0
Money Market Fund	$383,511	$228,059	$439,974	$1,031	$147,844
Select SmallCap Value	$34,677	$4,855	$6,942	$0	$0
Short Duration Fund	$186,592	$75,523	$327,387	$0	$0
Small Company Fund	$629,828	$170,415	$367,645	$39,071	$62,936
SmallCap Growth Fund	$103,727	$75,622	$92,363	$575	$3,609
Small/Mid Cap Equity	$46,835	$27,730	$40,844	$0	$0
Strategic Income Fund	$281,613	$100,569	$898,490	$0	$0
Tax-Free National Fund	$330,208	$73,355	$337,544	$0	$0
Total Return Bond Fund	$1,779,833	$760,480	$959,571	$2,513	$41,838
Value Fund	$130,685	$68,592	$88,717	$743	$383
Value Opportunities Fund	$142,390	$71,636	$94,797	$3,616	$6,068
Equity Growth Allocation Fund	$277,242	$267,901	$466,046	$3,648	$8,876
Growth Allocation Fund	$811,673	$860,405	$1,412,123	$1,996	$19,992
Balanced Allocation Fund	$1,088,838	$878,049	$1,521,629	$2,765	$28,502
Conservative Allocation Fund	$287,954	$212,525	$395,814	$2,145	$16,491
Target Retirement 2010 Fund	$18,398	$2,810	$4,230	$2,510	$16,129
Target Retirement 2015 Fund	$0	$0	$0	$6,052	$2,866
Target Retirement 2020 Fund	$35,279	$4,661	$6,884	$3,428	$29,645
Target Retirement 2025 Fund	$0	$0	$0	$5,669	$2,956
Target Retirement 2030 Fund	$34,031	$4,806	$5,810	$8,689	$32,019
Target Retirement 2035 Fund	$0	$0	$0	$5,225	$2,802
Target Retirement 2040 Fund	$0	$0	$0	$5,096	$2,644
Target Retirement 2045 Fund	$0	$0	$0	$5,084	$2,638
Target Retirement 2050 Fund	$0	$0	$0	$5,030	$2,506

FUND NAME	CLASS L
Growth Fund	$405,226
Growth Opportunities Fund	$915,572
SmallCap Growth Fund	$171,107
Tax-Free National Fund	$16,371
Value Opportunities Fund	$46,804

Because Global All-Asset Fund, Global Real Asset Fund and International Value Fund had not commenced operations as of the date of this SAI, no information regarding 12b-1 fees paid is available.

For the fiscal year ended October  31, 2009, approximately $130,147,827 and $3,923,086 of the Funds’ total distribution expenses were expended in connection with compensation to broker-dealers and compensation to sales personnel (including advertising, printing and mailing of prospectuses to prospective shareholders), respectively.

PURCHASE AND REDEMPTION OF SHARES

For information regarding the purchase of Fund shares, see “How to Buy and Sell Shares — Buying Shares” in the Funds’ prospectuses.

EXEMPTIONS FROM SUBSEQUENT INVESTMENT MINIMUMS FOR OMNIBUS ACCOUNTS Certain accounts held on the Funds’ books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the Funds.  These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus.  However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for Fund shares, such accounts are not required to meet the minimum amount for subsequent purchases.

Class A shares of a fund maybe exchanged for Class I shares of the same fund.  All exchanges are subject to meeting investment minimum or eligibility requirements.  Please consult your financial advisor to discuss tax implications, if any, or an exchange.

For a description of how a shareholder may have a Fund redeem his/her shares, or how he/she may sell shares, see “About Your Account — Selling Shares” in the Funds’ prospectuses.

ADDITIONAL EXEMPTIONS FROM SALES CHARGE FOR CLASS L SHAREHOLDERS In addition to the exemptions described in the Funds’ prospectus, the following shareholders of Class L shares of a particular Fund on February 19, 2002 and who remain invested in that particular Fund and class are exempt from the sales charge for subsequent purchases in that same Fund and class:

•                  The Hartford, Wellington Management or their affiliates and the following persons associated with such companies, if all account owners fit this description: (1) officers and directors; (2) employees or sales representatives (including agencies and their employees); (3) spouses/domestic partners of any such persons; or (4) any of such persons’ children, grandchildren, parents, grandparents, or siblings or spouses/domestic partners of any of these persons.  (All such persons may continue to add to their account even after their company relationships have ended);

•                  Fund directors, officers, or their spouses/domestic partners (or such persons’ children, grandchildren, parents, or grandparents—or spouses/domestic partners of any such persons), if all account owners fit this description;

•                  Representatives or employees (or their spouses) of Woodbury Financial Services, Inc. (“Woodbury Financial”), formerly Fortis Investors, Inc. (including agencies) or of other broker-dealers having a sales agreement with Woodbury Financial (or such persons’ children, grandchildren, parents, or grandparents—or spouses of any such persons), if all account owners fit this description;

•                  Selling broker dealers and their employees and sales representatives;

•                  Financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the Funds;

•                  Pension, profit-sharing, and other retirement plans of directors, officers, employees, representatives, and other relatives and affiliates (as set forth in the preceding paragraphs) of the Funds, Fortis, Inc., and broker-dealers (and certain affiliated companies) having a sales agreement with Fortis Investors, Inc. and purchases with the proceeds from such plans upon the retirement or employment termination of such persons;

•                  Participants in certain retirement plans not administered by Hartford Life Insurance Company or an affiliate with at least 100 eligible employees or if the total amount invested is $500,000 or more.  (A 1% CDSC applies if redeemed within 18 months.)

•                  Registered investment companies;

•                  Purchases by employees (and their families, as defined below under the “Rights of Accumulation” section) of banks and other financial institutions that provide referral and administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to a sales or servicing agreement with Woodbury Financial; provided, however, that only those employees of such banks and other firms who as a part of their usual duties provide such services related to such transactions in Fund shares shall qualify;

•                  Commercial banks offering self directed 401(k) programs containing both pooled and individual investment options may purchase Fund shares for such programs at a reduced sales charge of 2.5% on sales of less than $500,000.  For sales of $500,000 or more, normal sales charges apply;

•                  Registered investment advisers, trust companies, and bank trust departments exercising discretionary investment authority or using a money management/mutual fund “wrap” program with respect to the money to be invested in the Fund, provided that the investment adviser, trust company or trust department provides HIFSCO with evidence of such authority or the existence of such a wrap program with respect to the money invested;

•                  Accounts which were in existence and entitled to purchase shares of the applicable Carnegie Series without a sales charge at the time of the effectiveness of the acquisition of its assets by Fortis Asset Allocation Portfolio, Fortis Value Fund, Fortis Growth & Income Fund, Fortis Capital Fund, Fortis Growth Fund and Fortis Capital Appreciation Fund;

•                  One or more members of a group (and their families, as defined below under the “Rights of Accumulation” section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity.  (A 1% CDSC applies if redeemed within 18 months.)

RIGHTS OF ACCUMULATION Each Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any Fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser’s holdings of all shares of any Funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts.  For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members.  For Class A shares, the definition of family member varies depending upon when the purchaser opened the account.  For accounts opened on or after August 16, 2004, a family member is the owner’s spouse (or legal equivalent recognized under state law) and any children under 21.  For accounts opened before August 16, 2004 for Class A shares and for all Class L shares, a family member is an owner’s spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws.  As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A and Class L shares.  Participants in retirement plans receive breakpoints at the plan level.  Acceptance of the purchase order is subject to confirmation of qualification.  The rights of accumulation may be amended or terminated at any time as to subsequent purchases.  Hartford Administrative Services Company (“HASCO”), The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.’s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

LETTER OF INTENT Any person may qualify for a reduced sales charge on purchases of Class A and Class L shares made within a thirteen-month period pursuant to a Letter of Intent (“LOI”).  Class A and Class L shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI.  A Class A and Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART 529 Accounts owned by the shareholder as described above under “Rights of Accumulation.” Such value is determined based on the public offering price on the date of the LOI.  During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased.  Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased.  A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI.  If a Class A or Class L shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI.  The resulting difference in offering price will purchase additional Class A or Class L shares for the shareholder’s account at the applicable offering price.  If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time.  If the Class A or L Class shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference.  Purchases based on a LOI may include holdings as described above under “Rights of Accumulation.” Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.  HASCO, The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.’s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

SYSTEMATIC WITHDRAWAL PLAN The Systematic Withdrawal Plan (“SWP”) is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares and Money Market Fund shares not subject to a CDSC (except as noted below under Deferred Sales Charge) of a Fund deposited by the applicant under this SWP.  The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000.  Periodic checks of $50 per Fund or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account.  Redemptions are potentially taxable transactions to shareholders.  To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account.  In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder, (2) upon receipt by the Fund of appropriate evidence of the shareholder’s death, or (3) when all shares under the SWP have been redeemed.  The fees of the Fund for maintaining SWPs are paid by the Fund.

SPECIAL REDEMPTIONS Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the applicable Company’s directors.  When the shareholder sells portfolio securities received in this fashion, he/she would incur a brokerage charge.  Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value.  The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Fund during any 90-day period for any one account.

DEFERRED SALES CHARGE ON CLASS A, CLASS B, CLASS C AND CLASS L Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Class A shares which were purchased without a front-end sales charge and which are redeemed within eighteen months of purchase, Class B shares which are redeemed within six years of purchase, and Class C shares, which are redeemed within one year of purchase, are subject to a CDSC at the rates set forth in the prospectuses as a percentage of the dollar amount subject to the CDSC.  The charge is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A, Class B or Class C shares being redeemed.  No CDSC is imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.  Solely for purposes of determining the length of time of any payment for the purchases of Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation is determined in a manner that results in the lowest possible rate being charged.  To determine whether a CDSC applies, the fund redeems shares in the following order: (1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC.  If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the Funds in connection with the sale of the Class A, Class B, Class C and Class L shares, such as the payment of compensation to select selling brokers for selling these classes of shares.  The combination of the CDSC and the distribution and service fees facilitates the ability of the applicable Fund to sell the Class B, Class C and Class L shares without a sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of purchase.

The CDSC will be waived on redemptions of Class B and Class C shares and of Class A and Class L shares that are subject to the CDSC in the following cases:

•                  to make SWP payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

•                  because of shareholder death or disability in the case of a transfer or rollover to a Hartford company only,

•                  under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and

•                  for retirement plans under the following circumstances:

(1)                to return excess contributions,

(2)                hardship withdrawals as defined in the plans,

(3)                under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

(4)                to meet minimum distribution requirements under the Internal Revenue Code,

(5)                to make “substantially equal payments” as described in Section 72(t) of the Internal Revenue Code,

(6)                after separation from service for employer sponsored retirement plans, and

(7)                for Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan’s administrator at the time of withdrawal, taken from qualified retirement plans, such as 401(k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

SUSPENSION OF REDEMPTIONS  A Fund may not suspend a shareholder’s right of redemption, or postpone payment for a redemption for more than seven days, unless permitted by law, the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

ACCOUNT CLOSINGS

There may be instances in which it is appropriate for your account to be closed.  Your account could be closed if: your identity cannot be verified or you fail to provide a valid SSN or TIN; the registered address of your account is outside of the United States or in a US jurisdiction in which the fund shares are not registered; transactions in your account raise suspicions of money laundering, fraud or other illegal conduct; shares purchased are not paid for when due; your account does not meet the qualifications for ownership for the particular class of shares held in your account; maintenance of your account jeopardizes the tax status or qualifications of the funds; your account balance falls to $1,000 or less and your fail to bring the account above the $1,000 within thirty (30) days of notification; there is a change in your broker of record, for example your broker is no longer able to sell fund shares; or closing the account is determined to be in the best interests of the fund.

DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) is determined for each Fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the exchange is open.  The assets of each fund of funds consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values on the valuation date.  The Funds are closed for business and do not price their shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by (the “Exchange”).

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities.  If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors.  Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security.  The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings.  In addition, with respect to the valuation of stocks primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models  that evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the Valuation Time.  Securities that are primarily  traded on foreign markets may trade on days that are not business days of the funds.  The value of the foreign securities in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.  Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange.  There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV.

Debt securities (other than short-term obligations and senior floating rate interests) are valued using bid prices or using valuations based on a matrix system (which considers factors such as security prices, yield, maturity and ratings) as provided by independent pricing services.  Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions.  Securities for which prices are not available from an independent pricing service, may be valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors.  Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending.  Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.

The Money Market Fund’s investments and investments of other funds that mature in 60 days or less are generally valued at amortized cost, which approximates market value.  Under the amortized cost method of valuation, an instrument is valued at acquisition cost adjusted by the daily accretion of discount or amortization of premium.  The interest payable at maturity is accrued as income, on a daily basis, over the remaining life of the instrument.  Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio’s investments assuming the instrument’s obligation is paid in full at maturity.  In connection with its use of the amortized cost method, the Money Market Fund will: (i) maintain a dollar-weighted average portfolio maturity of 60 days or less; and (ii) maintain a dollar weighted average life to maturity of 120 days or less.

The amortized cost method of valuation permits the Money Market Fund to maintain a stable $1.00 net asset value per share.  The Board of Directors of The Hartford Mutual Funds, Inc. periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used.  In the event such a deviation could result in material dilution or other unfair results, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.  Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities), and an irrevocable determination to liquidate the Fund and to suspend redemptions of shares of the Fund.  In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

Exchange traded equity securities shall be valued at the last reported sale price on the exchange on which the security is primarily traded (The “Primary Market”) at the Valuation Time.  If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades.  The value of an equity security not traded on any exchange but traded on the Nasdaq Stock market, Inc. System (“Nasdaq”) or another over-the-counter (“OTC”) market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.  For securities traded on the NASDAQ national market system, the Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security.  If the last trade falls within the bid-ask range, then that price will be the closing price.  If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price.  If the last price is below the bid, the bid will be the closing price.  If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time.

Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Options contracts on securities, currencies, indexes, futures contracts, commodities and other instruments shall be valued at their last reported sales price at the Valuation Time on the Primary Market on which the instrument is traded.  If the instrument did not trade on the Primary Market, it may be valued at the last reported sales price at the Valuation Time on another exchange or market where it did trade.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively.  If a settlement price is not available, the futures contracts will be valued at the most recent trade price as of the Valuation Time.  If there were no trades, the contract shall be valued at the mean of the closing bid/asked prices as of the Valuation Time.

A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the foreign currency exchange rate and the forward currency rate.  Foreign currency exchange rates and forward currency rates are obtained from an independent pricing service on the valuation date.

Swaps are valued based on custom valuations furnished by an independent pricing service.  Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Fund’s Board of Directors.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on a exchange or market, such instruments  shall be valued at a price at which the counterparty to such contract would repurchase the instrument.  In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Financial instruments for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

A Fund’s maximum offering price per Class A and Class L shares is determined by adding the maximum sales charge to the net asset value per share.  Class C, Class I, Class R3, Class R4, Class R5, Class Y and the Class A shares of Money Market Fund are offered at net asset value without the imposition of an initial sales charge.

CAPITALIZATION AND VOTING RIGHTS

The Hartford Mutual Funds, Inc. was incorporated in Maryland on March 21, 1996. The authorized capital stock of the Company consists of 37.0 billion shares of common stock, par value $0.001 per share (“Common Stock”). The shares of Common Stock are divided into 46 series.

The Hartford Mutual Funds II, Inc. was incorporated in Maryland on March 23, 2001. The series of the Hartford Mutual Funds II, Inc. (the “Hartford II Funds”) became investment portfolios of the Company pursuant to a reorganization effected November 30, 2001. Prior to the reorganization, the Hartford II Funds were organized as Minnesota corporations or portfolios of Minnesota corporations. The authorized capital stock of the Company consists of 162.5 billion shares of common stock, par value $0.0001 per share (“Common Stock”). The shares of Common Stock are divided into six series.

The board of directors of each Company may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the applicable Fund. Each Company’s board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the directors of each Company have authorized the issuance of four classes of shares of each of the Funds (except for Equity Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Global All-Asset Fund, Global Real Asset Fund, Growth Allocation Fund, Checks and Balances Fund, High Yield Municipal Bond Fund, International Value Fund, Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund) designated in each instance as Class A, Class B, Class C and Class Y shares. Checks and Balances Fund and High Yield Municipal Bond Fund offer such classes, with the exception of Class Y, and Global All-Asset Fund, Global Real Asset Fund and International Value Fund offer such classes, with the exception of Class B.. For Equity Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund, the directors of The Hartford Mutual Funds, Inc. have authorized the issuance of seven classes of shares designated in each instance as Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5 shares. For Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund, the directors of The Hartford Mutual Funds, Inc. have authorized the issuance of three classes of shares designated in each instance as Class R3, Class R4 and Class R5.  The directors of The Hartford Mutual Funds have also authorized the issuance of Class R3, Class R4 and Class R5 shares for Advisers Fund, Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Disciplined Equity Fund, Diversified International Fund, Dividend and Growth Fund, Equity Income Fund, Floating Rate Fund, Fundamental Growth Fund, Global All-Asset Fund, Global Enhanced Dividend Fund, Global Growth Fund, Global Health Fund, Global Real Asset Fund, Global Research Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, MidCap Fund, MidCap Value Fund, Money Market Fund, Small Company Fund, Total Return Bond Fund, Value Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund.

The directors of The Hartford Mutual Funds II, Inc. have authorized the issuance of Class L shares for each of its Funds. The directors of The Hartford Mutual Funds II, Inc. have also authorized the issuance of Class R3, Class R4 and Class R5 shares for the following Funds: Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund.

In addition to the Class I shares authorized for the Asset Allocation Funds, the directors of each Company have authorized the issuance of Class I shares for the following Hartford Funds: Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Diversified International Fund, Dividend and Growth Fund, Equity Income Fund, Floating Rate Fund, Fundamental Growth Fund, Global All-Asset Fund, Global Enhanced Dividend Fund, Global Health Fund, Global Real Asset Fund, Global Research Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, High Yield Municipal Bond Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, MidCap Value Fund, Short Duration Fund, Small Company Fund, SmallCap Growth Fund, Strategic Income Fund, Tax-Free National Fund, Total Return Bond Fund, Value Fund and Value Opportunities Fund.

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. The shares of each series, and each class within each series, are, when issued, fully paid and non-assessable. Such shares have no preemptive or, for Class A, Class C, Class I, Class L, Class R3, Class R4, Class R5 and Class Y, conversion rights and are freely transferable.

As investment companies incorporated in Maryland, the Companies are not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following, among other matters, is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of directors, (2) approval of an investment management agreement or sub-advisory agreement, or (3) ratification of the selection of the Funds’ independent registered public accounting firm.

Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of each Company voting for the election of directors can elect all of the directors if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any directors. Although directors are not elected annually, shareholders have the right to remove one or more directors. When required by law, if the holders of 25% or more of either Company’s outstanding shares request it in writing, a meeting of that particular Company’s shareholders will be held to approve or disapprove the removal of director or directors.

Matters in which the interests of all the Funds of a Company are substantially identical (such as the election of directors or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Company without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

TAXES

FEDERAL TAX STATUS OF THE FUNDS

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.  Tax law is subject to change by legislative, administrative or judicial action.

Each Fund is treated as a separate taxpayer for federal income tax purposes.  The Companies intend for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), and to qualify as a regulated investment company each year.  If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”) (which the Companies intend each Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code.  In particular, a Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

Each Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following: (1) at least 90% of the Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S.Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, each Fund generally must distribute in a timely manner the sum of (1) 98% of its ordinary income for each calendar year, (2) 98% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the “excise tax avoidance requirements”).

If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

With respect to the Funds other than the funds of funds, investment income received from sources within foreign countries, or capital gains earned by a Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source.  In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more.  The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains.  The effective rate of foreign tax cannot be determined at this time since the amount of these Funds’ assets to be invested within various countries is not now known.  The Companies intend that the Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

In addition, if a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders.  Each Fund with “Global” and “International” in its name anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years.  If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any.  Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit.  Shareholders must itemize their deductions in order to deduct foreign taxes.  Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed by a shareholder.

With respect to the Funds other than the funds of funds, a Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund.  These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above.  The Companies seek to monitor transactions of each Fund, seek to make the appropriate tax elections on behalf of the Fund and seek to make the appropriate entries in the Fund’s books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

With respect to the funds of funds, income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.  If more than 50% of the value of an Underlying Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to “pass-through” to its shareholders, including a fund of funds, the amount of such foreign income and similar taxes paid by the Underlying Fund.  Pursuant to this election, the fund of funds would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations.  A fund of funds, would not, however, be eligible to elect to “pass-through” to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.

As of October 31, 2009, the following Funds have capital loss carryforwards as indicated below.  Each such Fund’s capital loss carryover is available to offset that Fund’s future realized capital gains to the extent provided in the Code and regulations thereunder.

FUND	AMOUNT (IN THOUSANDS)	YEAR OF EXPIRATION

Advisers Fund	$92,120	2016
Advisers Fund	$202,011	2017
Balanced Income Fund	$2,352	2016
Balanced Income Fund	$6082	2017
Capital Appreciation Fund	$615,897	2016
Capital Appreciation Fund	$3,466,873	2017
Capital Appreciation II Fund	$168,743	2016
Capital Appreciation II Fund	$256,211	2017
Checks and Balances Fund	$1,355	2017
Disciplined Equity Fund	$10,424	2011
Disciplined Equity Fund	$23,225	2016
Disciplined Equity Fund	$33,294	2017
Diversified International Fund	$2,149	2016
Diversified International Fund	$3,388	2017
Dividend and Growth Fund	$20,521	2010
Dividend and Growth Fund	$95,054	2015
Dividend and Growth Fund	$109,157	2016
Dividend and Growth Fund	$455,576	2017
Equity Income Fund	$7,634	2016
Equity Income Fund	$99,435	2017
Floating Rate Fund	$1,227	2014
Floating Rate Fund	$48,277	2015
Floating Rate Fund	$270,204	2016
Floating Rate Fund	$271,754	2017
Fundamental Growth Fund	$4,938	2016
Fundamental Growth Fund	$10,926	2017
Global Enhanced Dividend Fund	$448	2016
Global Enhanced Dividend Fund	$2,895	2017
Global Growth Fund	$45,031	2016
Global Growth Fund	$120,717	2017
Global Health Fund	$118,807	2017
Global Research Fund	$13,365	2015
Global Research Fund	$11,020	2016
Global Research Fund	$3,897	2017
Growth Fund	$21,260	2016
Growth Fund	$149,726	2017
Growth Opportunities Fund	$333,785	2016
Growth Opportunities Fund	$629,745	2017
High Yield Fund	$25,246	2010
High Yield Fund	$28,570	2011
High Yield Fund	$3,595	2014

High Yield Fund	$21,761	2016
High Yield Fund	$18,103	2017
High Yield Municipal Bond Fund	$284	2015
High Yield Municipal Bond Fund	$12,922	2016
High Yield Municipal Bond Fund	$15,644	2017
Income Fund	$311	2013
Income Fund	$262	2014
Income Fund	$161	2015
Income Fund	$16,662	2016
Income Fund	$27,526	2017
Inflation Plus Fund	$672	2011
Inflation Plus Fund	$3,591	2012
Inflation Plus Fund	$2,571	2013
Inflation Plus Fund	$6,198	2014
Inflation Plus Fund	$880	2015
Inflation Plus Fund	$4,553	2017
International Growth Fund	$194,181	2016
International Growth Fund	$110,574	2017
International Opportunities Fund	$42,414	2016
International Opportunities Fund	$59,839	2017
International Small Company Fund	$47,790	2016
International Small Company Fund	$46,804	2017
MidCap Fund	$44,738	2016
MidCap Fund	$382,672	2017
MidCap Value Fund	$31,355	2016
MidCap Value Fund	$42,041	2017
Money Market Fund	$1,749	2016
Select SmallCap Value Fund	$11,901	2016
Select SmallCap Value Fund	$16,338	2017
Short Duration Fund	$221	2011
Short Duration Fund	$295	2012
Short Duration Fund	$977	2013
Short Duration Fund	$731	2014
Short Duration Fund	$162	2015
Short Duration Fund	$751	2016
Short Duration Fund	$1,988	2017
Small Company Fund	$87,693	2016
Small Company Fund	$141,078	2017
SmallCap Growth Fund	$46,989	2016
SmallCap Growth Fund	$58,939	2017
Small/Mid Cap Equity Fund	$11	2015
Small/Mid Cap Equity Fund	$25,495	2016
Small/Mid Cap Equity Fund	$29,718	2017
Strategic Income Fund	$12,098	2016
Strategic Income Fund	$23,339	2017
Tax-Free National Fund	$5	2013
Tax-Free National Fund	$433	2014
Tax-Free National Fund	$2,885	2015
Tax-Free National Fund	$23,184	2016
Tax-Free National Fund	$16,621	2017
Total Return Bond Fund	$38	2013
Total Return Bond Fund	$8,604	2014
Total Return Bond Fund	$637	2015
Total Return Bond Fund	$34,382	2016
Total Return Bond Fund	$58,959	2017
Value Fund	$17,720	2016
Value Fund	$46,182	2017
Value Opportunities Fund	$49,188	2016
Value Opportunities Fund	$35,123	2017
Balanced Allocation Fund	$14,074	2016
Balanced Allocation Fund	$56,654	2017
Conservative Allocation Fund	$659	2015
Conservative Allocation Fund	$7,466	2016
Conservative Allocation Fund	$11,433	2017
Equity Growth Allocation Fund	$31,808	2017
Growth Allocation Fund	$10,823	2017
Target Retirement 2010 Fund	$919	2016
Target Retirement 2010 Fund	$1,796	2017
Target Retirement 2015 Fund	$38	2017
Target Retirement 2020 Fund	$1,515	2016

Target Retirement 2020 Fund	$2,026	2017
Target Retirement 2025 Fund	$25	2017
Target Retirement 2030 Fund	$378	2016
Target Retirement 2030 Fund	$1,251	2017
Target Retirement 2035 Fund	$36	2017
Target Retirement 2040 Fund	$33	2017
Target Retirement 2045 Fund	$3	2017

Because Global All-Asset Fund, Global Real Asset Fund and International Value Fund had not commenced operations as of the date of this SAI, no information regarding capital loss carryforwards is available for each Fund.

With respect to the Funds other than the funds of funds, if a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders.  The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash.  Any Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

With respect to the Funds other than the funds of funds, foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period.  PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow.  PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest).  The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment.  PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

With respect to the Funds other than the funds of funds, each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash.  However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

With respect to the Funds other than the funds of funds, the federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information.  Tax law is subject to change by legislative, administrative or judicial action.  The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers.  Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes.  This summary does not address any federal estate tax issues that may arise from ownership of Fund shares.  Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

With respect to the Funds other than the funds of funds, in general, as described in the prospectuses, distributions from a Fund are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains.  Distributions of a Fund’s investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares.  Distributions from net short-term capital gains are taxable to a shareholder as ordinary income.  Distributions of a Fund’s net capital gain properly designated by the Fund as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of the shareholder’s holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares.  To the extent that an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a fund of funds which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations.  Shareholders will be informed of the portion of dividends which so qualify.  The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.  Properly designated distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met.  Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Underlying Fund with respect to which dividends are paid, the shares of the Underlying Fund, and the shares of the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds, and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend.  Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains.  Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash.  For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

With respect to the funds of funds, in general, as described in their prospectus, distributions from a fund of funds are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains.  Distributions of a fund of funds’ investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the fund of funds’ current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares.  An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities.  Any net capital gains may be distributed to a fund of funds as capital gain distributions.  A fund of funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds.  Distributions of a fund of funds’ net capital gain properly designated by the fund of funds as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of the shareholder’s holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares.  To the extent that an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a fund of funds which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations.  Shareholders will be informed of the portion of dividends which so qualify.  The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.  Properly designated distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met.  Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Underlying Fund with respect to which dividends are paid, the shares of the Underlying Fund, and the shares of the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds, and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend.  Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the funds of funds’ shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains.  Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash.  For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

At the Companies’ option, the Companies may cause a Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund.  The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his or her shares.  Since the Companies expect each Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain.  A shareholder that is not subject to U.S.federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf.  In the event that a Company chooses this option on behalf of a Fund, the Company must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

An investor should consider the tax implications of buying shares just prior to a distribution (other than an exempt-interest dividend, described below).  Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares.  In addition, an investor should be aware that, at the time he or she purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund.  Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares.  The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares.  Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss if such shares are held as capital assets.  This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss.  If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.  The lower tax rates on long-term capital gains for individuals are currently scheduled to expire after 2010, at which time the maximum rate is currently scheduled to increase to 20%.

In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of the same or another Fund of the Companies on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss.  In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of 15% on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 35% (currently scheduled to increase to 39.6% after 2010).  Shareholders must satisfy a holding period of more than 60 days with respect to a distribution that is otherwise eligible to be treated as a qualified dividend during the 121-day period that begins 60 days before the ex-dividend date.  The lower tax rates on qualified dividend income are currently scheduled to expire after 2010.  After 2010 such amounts would be taxed at ordinary income rates in the absence of further congressional action.  Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income.  Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ.  Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code.  Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

With respect to the Funds other than the funds of funds, a Fund’s ordinary income dividends from domestic corporations may, if certain conditions are met, qualify for the dividends received deduction for corporate shareholders to the extent that the Fund has received qualifying dividend income during the taxable year; capital gain dividends distributed by a Fund are not eligible for the dividends received deduction.  The dividends received deduction is reduced to the extent that the shares held by a Fund are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by the Fund or a shareholder, as the case may be, for less than 46 days during the 91-day period that begins 45 days before the stock becomes ex-dividend.

Each Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income and as long-term capital gain.  In addition, the federal tax status of each year’s distributions generally is reported to the IRS.  Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder’s particular situation.

Dividends paid by a Fund to a non-U.S. shareholder generally are subject to U.S. withholding tax at a rate of 30% (unless the tax is reduced or eliminated by an applicable treaty).  Certain properly designated dividends paid by a Fund, however, generally are not subject to this tax, to the extent paid from net capital gains.  In addition, for Fund taxable years beginning after December 31, 2004 and before January 1, 2010, a portion of a Fund’s distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and capital gains.  Also, for that same period, U.S. estate taxes may not apply to that portion of a Fund’s shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes.  Congress is considering whether to extend the exemption of withholding for property designated distributions of interest and short-term capital gains for an additional year but there is no assurance that Congress will extend the provision.  A Fund’s distributions, if any, that are attributable to gains from the sale or exchange of “U.S. real property interests,” which the Code defines to include direct holdings of U.S. real property and interests (other than as a creditor) in “U.S. real property holding corporations,” (including certain non-domestically-controlled REITS), may be taxable to non-U.S. investors and may require such investors to file U.S. income tax returns.

A Fund may be required to withhold U.S. federal income tax at a rate of 28% (currently scheduled to increase to 31% after 2010) (“backup withholding”) from all taxable distributions payable to (1) any shareholder who fails to furnish the applicable Company with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Company that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect.  An individual’s taxpayer identification number is his or her social security number.  The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

HIGH YIELD MUNICIPAL BOND FUND AND TAX-FREE NATIONAL FUND

Each of High Yield Municipal Bond Fund and Tax-Free National Fund will be permitted to distribute any tax-exempt interest earned by the Fund to its shareholders as tax-exempt “exempt-interest dividends,” provided that at least 50% of the value of the Fund’s assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code.  Each Fund intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders.  Portions of the dividends paid by High Yield Municipal Bond Fund and Tax-Free National Fund may be includable in gross income for federal income tax purposes or, in the alternative, may be subject to federal alternative minimum taxes.  Dividends paid by Tax-Free National Fund will generally be subject to state and local income taxes.  Dividends paid by High Yield Municipal Bond Fund may also be subject to state and local income taxes.

Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of High Yield Municipal Bond Fund and Tax-Free National Fund is not deductible by the investor in proportion to the percentage of the applicable Fund’s distributions from investment income that is exempt from federal income tax.  State laws may also restrict the deductibility of interest on indebtedness incurred or continued to purchase or carry shares of these Funds.  Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.  In addition, any loss realized by a shareholder of High Yield Municipal Bond Fund or Tax-Free National Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares.

If either High Yield Municipal Bond Fund or Tax-Free National Fund disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

Shareholders who are “substantial users” (or persons related thereto) of facilities financed by governmental obligations should consult their advisers before investing in High Yield Municipal Bond Fund or Tax-Free National Fund.

Tax-exempt income will be included in determining the taxability of social security payments and railroad retirement benefits.  Tax-exempt income received by a tax-deferred retirement will generally be taxable when later distributed from that account.

TAXATION OF THE UNDERLYING FUNDS

With respect to the funds of funds, each Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code.  In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the funds of funds generally will not pay any federal income or excise tax.

PRINCIPAL UNDERWRITER

HIFSCO, the investment manager of each Fund, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

CUSTODIAN

Portfolio securities of each Fund are held pursuant to a separate Custody Agreement between each Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

TRANSFER AGENT

Hartford Administrative Services Company (“HASCO”), 500 Bielenberg Drive, Woodbury, Minnesota 55125, is the transfer agent for each Fund. As transfer agent, HASCO, among other things, receives and processes purchase and redemption orders, effects transfers of shares, prepares and transmits payments for dividends and distributions, and maintains records of account. For its services, HASCO is paid a fee based on assets or number of accounts, depending on the class of shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Companies’ audited financial statements (except with respect to Global All-Asset Fund, Global Real Asset Fund and International Value Fund), together with the notes thereto, and reports of Ernst & Young LLP, the Companies’ independent registered public accounting firm, contained in the Companies’ annual reports for the year ended October 31, 2009 as filed with the SEC, are incorporated by reference into this SAI.  The Hartford Mutual Funds, Inc.’s financial statements with respect to Global All-Asset Fund, Global Real Asset Fund and International Value Fund, together with the notes thereto, will be available in the Company’s annual report once each Fund has completed its first annual fiscal period.

OTHER INFORMATION

The Hartford has granted the Companies the right to use the name, “The Hartford” or “Hartford”, and has reserved the right to withdraw its consent to the use of such name by the Companies and the Funds at any time, or to grant the use of such name to any other company.

CODE OF ETHICS

Each Fund, HIFSCO and each sub-adviser has each adopted a code of ethics designed to protect the interests of each Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

FINANCIAL STATEMENTS

The Companies’ audited financial statements, together with the notes thereto, and reports of Ernst & Young LLP, the Companies’ independent registered public accounting firm, contained in the Companies’ annual reports for the year ended October 31, 2009 as filed with the SEC, are incorporated by reference into this SAI.

PROXY VOTING POLICIES AND PROCEDURES

The Boards of Directors believe that the voting of proxies with respect to securities held by each Fund is an important element of the overall investment process. The Funds have adopted a policy for each sub-advised Fund that a Fund’s sub-adviser vote proxies, subject to oversight by the Funds’ investment manager. Each sub-adviser has a duty to vote or not vote such proxies in the best interests of the Fund it sub-advises and its shareholders, and to avoid the influence of conflicts of interest.  With respect to any Fund established as a fund of funds and for which no sub-adviser is retained, the Funds policy provides that HIFSCO will vote any proxies of the underlying funds in accordance with the vote of the shareholders of the underlying Funds.

The policies and procedures used by the investment manager and each sub-adviser to determine how to vote certain proxies relating to portfolio securities are described below.  In addition to a summary description of such policies and procedures, included below are descriptions of how such policies and procedures apply to various topics.  However, the following are descriptions only and more complete information should be obtained by reviewing each sub-adviser’s policies and procedures, as well as, the funds’ voting records.  For a complete copy of each sub-adviser’s proxy voting policies and procedures, as well as any separate guidelines it utilizes, please refer to www.hartfordmutualfunds.com.  Information on how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at www.sec.gov.

If a security has not been restricted from securities lending and the security is on loan over a record date, the Fund’s sub-adviser may not be able to vote any proxies for that security.  For more information about the impact of lending securities on proxy voting, see “Lending Portfolio Securities”

Hartford Investment Financial Services, LLC

The Checks and Balances Fund allocates its assets in a combination of other Hartford Mutual Funds.  If an underlying Hartford Mutual Fund has a shareholder meeting, HIFSCO votes proxies in the same proportion as the vote of the Hartford Mutual Fund’s other shareholders (sometimes called “mirror” or “echo” voting).

Hartford Investment Management Company

The Funds for which Hartford Investment Management Company (“Hartford Investment Management”) serves as sub-adviser have granted to Hartford Investment Management the authority to vote proxies on their behalf with respect to the assets it manages. The goal of Hartford Investment Management is to vote proxies in what it believes are the best economic interests of its clients, free from conflicts of interest. The Proxy Voting Committee of Hartford Investment Management has determined that this goal is best achieved by retaining the services of Glass Lewis & Co., LLC, an independent research firm that provides proxy voting services to more than 100 institutional clients and has developed best practices in corporate governance consistent with the best interest of investors (“Glass Lewis”).

In general, all proxies received from issuers of securities held in client accounts are referred to Glass Lewis for its analysis and recommendation as to each matter being submitted for a vote. Glass Lewis reviews such proxy proposals and makes voting recommendations in accordance with its proxy voting guidelines. These guidelines address a wide variety of topics, including among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers and various shareholder proposals.  Hartford Investment Management has concluded that the Glass Lewis guidelines are substantially in accord with Hartford Investment Management’s own philosophy regarding appropriate corporate governance and conduct. In most cases, securities will be voted in accordance with Glass Lewis’ voting recommendations, but Hartford Investment Management may deviate from Glass Lewis’s recommendations on specific proxy proposals. To ensure that no voting decision is influenced by a conflict of interest, a portfolio manager who intends to vote contrary to a Glass Lewis recommendation must notify Hartford Investment Management’s Proxy Committee of such intent, and obtain its approval before voting.

The Proxy Voting Committee evaluates the performance of Glass Lewis at least annually.

Hartford Investment Management votes proxies solicited by an affiliated investment company in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting).

Material Conflict of Interest Identification and Resolution Processes

The use of Glass Lewis minimizes the number of potential conflicts of interest Hartford Investment Management faces in voting proxies, but Hartford Investment Management does maintain procedures designed to identify and address those conflicts that do arise. Proxy votes with respect to which an apparent conflict of interest is identified are referred to the Proxy Committee to resolve. Any Proxy Committee member who is himself or herself subject to the identified conflict will not participate in the Proxy Committee’s vote on the matter in question. Investment Compliance will record and maintain minutes for the Proxy Committee meetings to document the factors that were considered to evidence that there was a reasonable basis for the Proxy Committee’s decision. Potential conflicts of interest may include:

•                  The issuer that is soliciting Hartford Investment Management’s proxy vote is also a client of Hartford Investment Management or an affiliate;

•                  A Hartford Investment Management employee has acquired non-public information about an issuer that is soliciting proxies;

•                  A Hartford Investment Management employee has a business or personal relationship with, or financial interest in, the issuer or officer or Board member of the issuer; or

•                  A Hartford Investment Management employee is contacted by management or board member of a company regarding an upcoming proxy vote.

Situations in which Hartford Investment Management might not vote a proxy

It may not be possible to cast an informed vote in certain circumstances due to lack of information in the proxy statement. Hartford Investment Management and/or Glass Lewis may abstain from voting in those instances.  Proxy materials not being delivered in a timely fashion also may prevent analysis or entry of a vote by voting deadlines.  In some cases Hartford Investment Management may determine that it is in the best economic interests of its clients not to vote certain proxies.  For example, Hartford Investment Management generally does not vote proxies of issuers subject to shareblocking provisions or in jurisdictions that impose restrictions upon selling shares after proxies are voted.  Similarly, votes are generally not cast in those foreign jurisdictions which require that a power of attorney be filed. Mutual fund and third party client accounts may have a securities lending program.  In such a case, Hartford Investment Management may be unable to vote proxies when the underlying securities have been loaned (loan termination is often the only way to vote proxies on the loaned securities).  In general, Hartford Investment Management does not know when securities have been loaned.

Glass Lewis Proxy Voting Guidelines Summary

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans).  Typically Glass Lewis recommends that shareholders vote against these plans to protect their financial interests and ensure that they have an opportunity to consider any offer for their shares, especially those at a premium.  In certain limited circumstances, Glass Lewis will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what Glass Lewis believes to be a reasonable ‘qualifying offer’ clause.

Right of Shareholders to Call a Special Meeting.  In order to prevent abuse and waste of corporate resources by a minority of shareholders, Glass Lewis believes this right should be limited to holders representing a minimum of 10-15% of the issued shares.

Advance Notice Requirements for Shareholder Ballot Proposals.   Glass Lewis typically recommends that shareholders vote against these proposals.

Cumulative Voting. Glass Lewis reviews these proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure. However, Glass Lewis typically finds that these proposals are on ballots at companies where independence is lacking and where the appropriate checks and balances that favor shareholders are not in place. In those instances Glass Lewis typically recommends in favor of cumulative voting.

Supermajority Vote Requirements. Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests.

Election of Directors

Voting Recommendation on the Basis of Independence:  Glass Lewis looks at each director nominee and examines the director’s relationships with the company, the company’s executives and other directors. Glass Lewis does this to find personal, familial, or financial relationships (not including director compensation) that may impact the director’s decisions. Glass Lewis believes that such relationships makes it difficult for a director to put shareholders’ interests above the director’s or the related party’s interests. Glass Lewis also believes that a director who owns more than 20% of a company can exert disproportionate influence on the board and, in particular, the audit committee.

In general, Glass Lewis believes a board will be most effective in protecting shareholders’ interests if it is at least two-thirds’ independent. In the event that more than one third of the members are affiliated or inside directors, Glass Lewis typically(1) recommends withholding votes from some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold.

Glass Lewis believes that only independent directors should serve on a company’s audit, compensation, nominating and governance committees.(2) Glass Lewis typically recommends that shareholders withhold their votes for any affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee, or who has served in that capacity in the past year.

Voting Recommendation on the Basis of Performance: Glass Lewis disfavors directors who have a record of not fulfilling their responsibilities to shareholders at any company where they have held a board or executive position.  See full guidelines for criteria.

Voting Recommendation on the Basis of Experience: Glass Lewis typically recommends that shareholders withhold votes from directors who have served on boards or as executives of companies with records of poor performance, overcompensation, audit- or accounting-related issues and/or other indicators of mismanagement or actions against the interests of shareholders.

Voting Recommendation on the Basis of Other Considerations:  Glass Lewis recommends shareholders withhold votes from certain types of affiliated or inside directors under nearly all circumstances.

Appointment of Auditors

Glass Lewis generally supports management’s choice of auditor except when Glass Lewis believes the auditor’s independent or audit integrity has been compromised. Where a board has not allowed shareholders to review and ratify an auditor, Glass Lewis typically recommends withholding votes from the audit committee chairman. When there have been material restatements of annual financial statements or material weakness in internal controls, Glass Lewis usually recommends withholding votes from the entire committee.

Glass Lewis typically supports audit-related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

Changes to Capital Structure

When analyzing a request for additional shares, Glass Lewis typically reviews four common reasons why a company might need additional capital stock beyond what is currently available:

•                  Stock Split — Glass Lewis typically considers three metrics when evaluating whether Glass Lewis thinks a stock split is likely or necessary: the historical stock pre-split price, if any; the current price relative to the Company’s most common trading price over the past 52 weeks; and some absolute limits on stock price that in Glass Lewis’ view either always make a stock split appropriate if desired by management or would almost never be a reasonable price at which to split a stock.

•                  Shareholder Defenses — Additional authorized shares could be used to bolster takeover defenses such as a “poison pill.” Proxy filings often discuss the usefulness of additional shares in defending against or discouraging a hostile

(1) In the case of a staggered board, if the affiliates or insiders that we believe should not be on the board are not standing for election, Glass Lewis will express its concern regarding those directors, but Glass Lewis will not recommend withholding from the affiliates or insiders who are up for election just to achieve two-thirds independence.

(2) Glass Lewis will recommend withholding votes from any member of the audit committee who owns 20% or more of the company’s stock, and Glass Lewis believes that there should be a maximum of one director (or no directors if the committee is comprised of less than three directors) who owns 20% or more of the company’s stock on the compensation, nominating and governance committees.

takeover as a reason for a requested increase. Glass Lewis is typically against such defenses and will oppose actions intended to bolster such defenses.

•                  Financing for Acquisitions — Glass Lewis looks at whether the company has a history of using stock for acquisitions and attempts to determine what levels of stock have typically been required to accomplish such transactions. Likewise, Glass Lewis looks to see whether this is discussed as a reason for additional shares in the proxy.

•                  Financing for Operations — Glass Lewis reviews the company’s cash position and its ability to secure financing through borrowing or other means. Glass Lewis looks at the company’s history of capitalization and whether the company has had to use stock in the recent past as a means of raising capital.

Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where Glass Lewis finds that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, Glass Lewis typically recommends against the authorization of additional shares. While Glass Lewis thinks that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, Glass Lewis prefers that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.

Equity Based Compensation Plans

Glass Lewis evaluates option- and other equity-based compensation plans using a detailed model and analyst review. Glass Lewis believes that equity compensation awards are useful, when not abused, for retaining employees and providing an incentive  for them to act in a way that will improve company performance.

Glass Lewis’ analysis is quantitative and focused on the plan’s cost as compared with the business’s operating metrics. Glass Lewis runs twenty different analyses, comparing the program with absolute limits Glass Lewis believes are key to equity value creation and with a carefully chosen peer group. In general, Glass Lewis’ model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance. Each of the twenty analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.

Option Exchanges. Glass Lewis views option repricing plans and option exchange programs with great skepticism. Shareholders have substantial risk in owning stock and, as a general matter, Glass Lewis believes that the employees, officers and directors who receive stock options should be similarly situated to align their interests with shareholder interests.

Performance Based Options.  Glass Lewis believes in performance-based equity compensation plans for senior executives.  Glass Lewis feels that executives should be compensated with equity when their performance and the company’s performance warrants such rewards. While Glass Lewis does not believe that equity-based compensation plans for all employees should be based on overall company performance, Glass Lewis does support such limitations for equity grants to senior executives (although some equity-based compensation of senior executives without performance criteria is acceptable, such as in the case of moderate incentive grants made in an initial offer of employment or in emerging industries). Glass Lewis generally recommends that shareholders vote in favor of performance-based option requirements.

Linking Pay with Performance. Glass Lewis strongly believes executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis has a proprietary pay-for-performance model that evaluates compensation of the top five executives at every company in the Russell 3000. Glass Lewis’ model benchmarks the these executives’ pay against their performance using three peer groups for each company: an industry peer group, a smaller sector peer group and a geographic peer group. Using a forced curve and a school letter-grade system, Glass Lewis ranks companies according to their pay-for-performance.  Glass Lewis uses this analysis to inform Glass Lewis’ voting decisions on each of the compensation issues that arise on the ballot. Likewise, Glass Lewis uses this analysis in Glass Lewis’ evaluation of the compensation committee’s performance.

162(m) Plans. Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next four most highly compensated executive officers upon shareholder approval of the excess compensation. Glass Lewis recognizes the value of executive incentive programs and the tax benefit of shareholder-approved incentive plans. Glass Lewis believes the best practice for companies is to provide reasonable disclosure to shareholders so that they can make sound judgments about the reasonableness of the proposed compensation plan.  To allow for meaningful shareholder review, Glass Lewis prefers that these proposals include: specific performance goals, a maximum award pool and a maximum award amount per employee.  Glass Lewis also believes it is important to analyze the estimated grants to see if they are reasonable and in line with the company’s peers.  Glass Lewis typically recommends against a 162(m) plan where: a company fails to provide at least a list of performance targets; a company fails to provide one of either a total pool or an individual maximum; or the proposed plan is excessive when compared with the plans of the company’s peers.  However, where a company has a record of reasonable pay relative to business performance, Glass Lewis is not typically inclined to recommend against a plan even if the plan caps seem large relative to peers because they recognize the value in special pay arrangements for continued exceptional performance.

Director Compensation Plans. Glass Lewis believes that non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, Glass Lewis supports compensation plans that include option grants or other equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals. However, excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required.

Limits on Executive Compensation. As a general rule, Glass Lewis believes shareholders should not be directly involved in setting executive compensation. Such matters should be left to the compensation committee. Glass Lewis views the election of compensation committee members as the appropriate mechanism for shareholders to express their disapproval or support of board policy on executive pay. Further, Glass Lewis believes that companies whose pay-for-performance is in line with its peers should be able to compensate their executives in a manner that drives growth and profit without destroying ethical values, giving consideration to their peers’ comparable size and performance.  However, Glass Lewis favors performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. Performance-based compensation may be limited if CEO pay is capped at a low level rather than flexibly tied to company performance.

Limits on Executive Stock Options.  Glass Lewis typically recommends that Glass Lewis’ clients oppose caps on executive stock options.

Linking Pay to Social Criteria. Glass Lewis believes that ethical behavior is an important part of executive performance and should be taken into account when evaluating performance and determining compensation. Glass Lewis also believes, however, that the compensation committee is in the best position to set policy on management compensation. Shareholders can hold the compensation committee accountable for pay awarded.

Full Disclosure of Executive Compensation. Glass Lewis believes that complete, timely and transparent disclosure of executive pay is critical to allowing shareholders to evaluate the extent to which the pay is keeping pace with company performance. However, Glass Lewis is concerned when a proposal goes too far in the level of detail that it requests for executives other than the most high-ranking leaders of the company. While Glass Lewis is in favor of full disclosure for senior executives and Glass Lewis views pay disclosure at the aggregate level (e.g., the number of employees being paid over a certain amount or in certain categories) as potentially very useful, Glass Lewis does not believe that shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.

Social and Corporate Responsibility

Glass Lewis believes that disclosure regarding how a company uses its funds is an important component of corporate accountability to shareholders. Some campaign contributions are heavily regulated by federal, state and local laws. Most jurisdictions have detailed disclosure laws so that information on some contributions is publicly available. Other than where a company does not adequately disclose information about its contributions to shareholders or where a company has a history of abuse in the donation process, Glass Lewis believes that the mechanism for disclosure and the standards for giving are best left to the board. However, Glass Lewis will consider supporting shareholder proposals seeking greater disclosures of political giving in cases where additional company disclosure is nonexistent or limited and there is some evidence or credible allegation that the company is mismanaging corporate funds through political donations or has a record of doing so.

In general, Glass Lewis believes that labor and human resource policies are typically best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. It is Glass Lewis’ opinion that management is in the best position to determine appropriate practices in the context of its business. Glass Lewis will hold directors accountable for company decisions related to labor and employment problems. However, in situations where there is clear evidence of practices resulting in significant economic exposure to the company, Glass Lewis will support shareholders proposals that seek to address labor policies.

Non-Discrimination Policies. Glass Lewis believes that human resource policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Management is in the best position to determine which policies will promote the interests of the firm across its various businesses.

Military and US Government Business Policies. Glass Lewis believes that disclosure to shareholders of information on key company endeavors is important. However, Glass Lewis generally does not support resolutions that call for shareholder approval of policy statements for or against government programs that are subject to thorough review by the Federal Government and elected officials at the national level.

Foreign Government Business Policies. Glass Lewis believes that business policies regarding foreign operations are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Glass Lewis believes that shareholders should hold board members accountable for these issues when they face re-election.

Environmental Policies.  Glass Lewis believes that when management and the board have displayed disregard for environmental risks, have engaged in egregious or illegal conduct, or have failed to adequately respond to current or imminent environmental risks that threaten shareholder value, shareholders should hold directors accountable when they face reelection.  Glass Lewis believes that part of the board’s role is to ensure that management conducts a complete risk analysis of company operations, including those that have environmental implications, and that directors should monitor management’s performance in mitigating the environmental risks attendant with relevant operations in order to eliminate or minimize the risks to the company and shareholders.  Glass Lewis may recommend that votes be withheld from responsible members of the governance committee when a substantial environmental risk has been ignored or inadequately addressed, and may in some cases recommend that votes be withheld from all directors who were on the board when the substantial risk arose, was ignored or was not mitigated.

Kayne Anderson Rudnick Investment Management

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) acknowledges its fiduciary responsibility to vote proxies in a manner that ensures to the exclusive benefit of the underlying participants and beneficiaries, while using the care, skill, and diligence that a prudent person acting in a like capacity and familiar with such matters would use under the circumstances then prevailing. The principles for voting proxies are as follows:

1. KAR votes all proxies to, in its opinion, maximize shareholder value, which is defined as long term value accretion through dividend and price appreciation. In addition, KAR’s investment philosophy is to purchase “Quality” companies for the portfolios of its clients. One of the four main criteria for “Quality” is excellence in management. Hence, KAR tends to vote non-shareholder-value issues in alignment with management’s recommendations, if there is no conflict with shareholder value. For example, “Poison Pills” and other anti-takeover measures are not supported, even if recommended by management.

2. KAR has responsibility for voting proxies. To assist in analyzing proxies, KAR subscribes to Institutional Shareholder Services (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. KAR fully reviews and approves the ISS Proxy Voting Guidelines and follows their recommendations on most issues brought to a shareholder vote. In special circumstances, where a KAR research analyst or portfolio manager believes that any ISS recommendation would be to the detriment of KAR’s investment clients, KAR will override an ISS recommendation. An appropriate committee comprised of senior management will approve the override.

3. Absent any special circumstance, the Proxy Voting Guidelines are followed when voting proxies.

4. KAR may occasionally be subject to conflicts of interest in the voting of proxies because of business or personal relationships it maintains with persons having an interest in the outcome of specific votes. KAR and its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. If at any time, the responsible voting parties become aware of any type of potential conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the director of Compliance. Conflicts of interest are handled in various ways depending on the type and materiality.

ISS’s proxy voting policies and procedures with respect to certain issues can be found on page 131.

Conflicts of Interest

KAR may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, KAR may provide investment management, brokerage, underwriting, and related services to accounts owned or controlled by companies whose management is soliciting proxies. KAR and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. If at anytime, the responsible voting parties become aware of any type of potential conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Chief Compliance Officer. Conflicts of interest are handled in various ways depending on the type and materiality. To prevent material conflicts of interest from affecting the manner in which KAR votes clients’ proxies the following procedures are followed:

•                         Where the ISS Proxy Voting Guidelines outline the firm’s voting position, either as “for” or “against” such proxy proposal, voting is in accordance with the KAR’s Proxy Voting Guidelines.

•                         Where the ISS Proxy Voting Guidelines outline the firm’s voting position to be on a “case-by-case basis” for such proposal, KAR will vote according to the ISS recommendation, unless special circumstances prevail.

Situations in which KAR may not vote proxies

KAR may choose not to vote proxies in certain situations or for certain accounts, such as: 1) where a client has informed the firm that it wishes to retain the right to vote the proxy, KAR will instruct the custodian to send the proxy material directly to the client, 2) where the firm deems the cost of voting would exceed any anticipated benefit to the client, 3) where a proxy is received for a client account that has been terminated with the firm, 4) where a proxy is received for a security the firm no longer manages (i.e., the firm had previously sold the entire position), or 5) where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

Various accounts in which KAR has proxy voting discretion participate in securities lending programs administered by the custodian or a third party. Since title to loaned securities passes to the borrower, the firm will be unable to vote any security that is out on loan to a borrower on a proxy record date. If the firm has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

ISS Proxy Voting Guidelines Summary

State of Incorporation

Reincorporation Proposals. Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws.  Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

Mergers and Corporate Restructuring

Overall Approach. For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors.

Appraisal Rights. Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases. Vote CASE-BY-CASE on asset purchase proposals.

Asset Sales. Vote CASE-BY-CASE on asset sales.

Bundled Proposals. Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities. Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.  Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans. Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.  Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company. Vote CASE-BY-CASE on proposals regarding the formation of a holding company.   Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•                  Increases in common or preferred stock in excess of the allowable maximum (see

•                  discussion under “Capital Structure”);

•                  Adverse changes in shareholder rights.

Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark). Vote CASE-BY-CASE on going private transactions, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk. Vote CASE-BY-CASE on “going dark” transactions.

Joint Ventures. Vote CASE-BY-CASE on proposals to form joint ventures.

Liquidations. Vote CASE-BY-CASE on liquidations. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition. Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value.

Private Placements/Warrants/Convertible Debentures. Vote CASE-BY-CASE on proposals regarding private placements.  Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs. Vote CASE-BY-CASE on spin-offs.

Value Maximization Proposals. Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.

Anti-Takeover Provisions

Advance Notice Requirements for Shareholder Proposals/Nominations. Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent. Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.  Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills. Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•                  Shareholders have approved the adoption of the plan; or

•                  The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.  Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

Shareholder Ability to Act by Written Consent. Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.  Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings. Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.  Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements. Vote AGAINST proposals to require a supermajority shareholder vote.  Vote FOR proposals to lower supermajority vote requirements.

Control Share Acquisition Provisions. Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares. Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions.  Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash-out Provisions. Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.  Vote FOR proposals to opt out of control share cash-out statutes.

Disgorgement Provisions. Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.  Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions. Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-out Provisions. Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail. Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receive payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments. Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Stakeholder Provisions. Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes. Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Elections of Directors

Voting on Director Nominees in Uncontested Elections. Vote CASE-BY-CASE on director nominees. WITHHOLD from individual directors who:

•        Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•        Sit on more than six public company boards;

•        Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

WITHHOLD from the entire board of directors, (excepting new nominees, who should be considered on a CASE-BY-CASE basis) if:

•        The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•        The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

•        The board failed to act on a shareholder proposal that received approval by a majority of

•        the shares outstanding the previous year;

•        The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•        The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•        At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•        A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company’s response to performance issues will be considered before withholding.

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•        The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•        The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•        The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

The non -audit fees paid to the auditor are excessive (see discussion under Ratifying Auditors);

A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

•        There is a negative correlation between chief executive pay and company performance (see discussion under Equity Compensation Plans);

•        The company fails to submit one-time transfers of stock options to a shareholder vote;

•        The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•        The company has poor compensation practices, which include, but are not limited to:

•       Egregious employment contracts including excessive severance provisions;

•       Excessive perks that dominate compensation;

•       Huge bonus payouts without justifiable performance linkage;

•       Performance metrics that are changed during the performance period;

•       Egregious SERP (Supplemental Executive Retirement Plans) payouts;

•       New CEO with overly generous new hire package;

•       Internal pay disparity;

•       Other excessive compensation payouts or poor pay practices at the company.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Voting for Director Nominees in Contested Elections. Vote CASE-BY-CASE on the election of directors in contested elections.

Election of Directors (Mutual Fund Proxies). Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Appointment of Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•                                          An auditor has a financial interest in or association with the company, and is therefore not independent,

•                         There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position, or

•                                          Fees for non-audit services (“Other” fees) are excessive.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.  Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit related issues at the company, the number of Audit Committee meetings held each year, the number of financial experts serving on the committee, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Shareholder Voting

Confidential Voting. Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows:  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.  Vote FOR management proposals to adopt confidential voting.

Changes to Capital Structure

Adjustments to Par Value of Common Stock. Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization. Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS.  Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•                  In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence.

Dual-Class Stock. Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.  Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•                                     It is intended for financing purposes with minimal or no dilution to current shareholders;

•                                     It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan. Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preemptive Rights. Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock. Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).  Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).  Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.  Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.  Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization. Vote CASE-BY-CASE on recapitalizations (reclassifications of securities).

Reverse Stock Splits. Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.  Vote FOR management proposals to implement a reverse stock split to avoid delisting.  Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.

Share Repurchase Programs. Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends. Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock. Vote CASE-BY-CASE on the creation of tracking stock.

Compensation Plans

Equity Compensation Plans. Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•             The total cost of the company’s equity plans is unreasonable;

•             The plan expressly permits the repricing of stock options without prior shareholder approval;

•             There is a disconnect between CEO pay and the company’s performance;

•             The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

•             The plan is a vehicle for poor pay practices.

Each of these factors is further described below:

•                  Cost of Equity Plans. Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

•                  Repricing Provisions. Vote AGAINST plans that expressly permit the repricing of stock options without prior shareholder approval, even if the cost of the plan is reasonable.  Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.

•                  Pay-for Performance Disconnect. Generally vote AGAINST plans in which:

•       there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance);

•       the main source of the pay increase (over half) is equity-based, and

•       the CEO is a participant of the equity proposal.

WITHHOLD votes from the Compensation Committee members when the company has a pay for performance disconnect.  On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure.

•                  Three-Year Burn Rate/Burn Rate Commitment. Generally vote AGAINST plans if the company’s most recent three-year burn rate exceeds one standard deviation in excess of the industry mean and is over two percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.  However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation, assuming all other conditions for voting FOR the plan have been met.  If a company fails to fulfill its burn rate commitment, vote to WITHHOLD from the compensation committee.

•                  Poor Pay Practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.  WITHHOLD from compensation committee members if the company has poor compensation practices.

Specific Treatment of Certain Award Types in Equity Plan Evaluations.

Dividend Equivalent Rights. Equity plans that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Liberal Share Recycling Provisions. Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

Transferable Stock Option Awards. For transferable stock option award types within a new equity plan, calculate the cost of the awards by setting their forfeiture rate to zero when comparing to the allowable cap.   In addition, in order to vote FOR plans with such awards, the structure and mechanics of the ongoing transferable stock option program must be disclosed to shareholders; and amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Other Compensation Proposals and Policies.

401(k) Employee Benefit Plans. Vote FOR proposals to implement a 401(k) savings plan for employees.

Director Compensation. Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•                                     Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•                                     Vesting schedule or mandatory holding/deferral period:

•                  A minimum vesting of three years for stock options or restricted stock; or

•                  Deferred stock payable at the end of a three-year deferral period.

•                                     Mix between cash and equity:

•                  A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or29

•                  If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•                       No retirement/benefits and perquisites provided to non-employee directors; and

•                       Detailed disclosure provided on cash and equity compensation delivered to each nonemployee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Director Retirement Plans. Vote AGAINST retirement plans for non-employee directors.  Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Disclosure of CEO Compensation-Tally Sheet. Encourage companies to provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.  See the remedy for Pay for Performance disconnect for a more qualitative description of certain pay components.

Employee Stock Ownership Plans (ESOPs). Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans-- Qualified Plans. Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•       Purchase price is at least 85 percent of fair market value;

•       Offering period is 27 months or less; and

•       The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•       Purchase price is less than 85 percent of fair market value; or

•       Offering period is greater than 27 months; or

•       The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans-- Non-Qualified Plans. Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•       Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•       Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•       Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•       No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals). Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).  Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.  Vote CASE-BY-CASE on amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) as long as the plan does not exceed the allowable cap and the plan does not violate any of the supplemental policies. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Option Exchange Programs/Repricing Options. Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options.  Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash. Vote CASE-by-CASE on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock.  Vote FOR non-employee director only equity plans which provide a dollar-for-dollar cash for stock exchange.  Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Programs of Stock Options. One-time Transfers: WITHHOLD votes from compensation committee members if they fail to submit one-time transfers for to shareholders for approval.  Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•       Executive officers and non-employee directors are excluded from participating;

•       Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•       There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Shareholder Proposals on Compensation.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors. Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.  Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.  Vote AGAINST shareholder proposals requiring director fees be paid in stock only.  Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing. Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Option Repricing. Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Pension Plan Income Accounting. Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Performance-Based Awards. Generally vote FOR shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless:

•       The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options);

•       The company demonstrates that it is using a substantial portion of performance-based awards for its top executives, where substantial portion would constitute 50 percent of the shares awarded to those executives for that fiscal year.

Severance Agreements for Executives/Golden Parachutes. Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.  Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes.

Supplemental Executive Retirement Plans (SERPs). Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Social and Corporate Responsibility

Consumer Issues and Public Safety.

Animal Rights. Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•       The company is conducting animal testing programs that are unnecessary or not required by regulation;

•       The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•       The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•       The company has already published a set of animal welfare standards and monitors compliance;

•       The company’s standards are comparable to or better than those of peer firms; and

•       There are no serious controversies surrounding the company’s treatment of animals.

Drug Pricing. Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.  Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing.

Drug Reimportation. Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation unless such information is already publicly disclosed.  Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.

Genetically Modified Foods. Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.  Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients.  Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.  Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.  Vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

Handguns. Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS. Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations and how the company is responding to it.  Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

Predatory Lending. Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight.

Tobacco. Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Toxic Chemicals. Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals.  Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.  Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Environment and Energy.

Arctic National Wildlife Refuge. Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•       New legislation is adopted allowing development and drilling in the ANWR region;

•       The company intends to pursue operations in the ANWR; and

•       The company does not currently disclose an environmental risk report for their operations in the ANWR.

CERES Principles. Vote CASE-BY-CASE on proposals to adopt the CERES Principles.

Concentrated Area Feeding Operations (CAFOs). Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•        The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•        The company does not directly source from CAFOs.

Environmental-Economic Risk Report. Vote CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance.

Environmental Reports. Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming. Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business.  Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Kyoto Protocol Compliance. Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•        The company does not maintain operations in Kyoto signatory markets;

•        The company already evaluates and substantially discloses such information; or,

•        Greenhouse gas emissions do not significantly impact the company’s core businesses.

Land Use. Generally vote AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use.

Nuclear Safety. Generally vote AGAINST resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods unless:

•        The company does not have publicly disclosed guidelines describing its policies and procedures for addressing risks associated with its operations;

•        The company is non-compliant with Nuclear Regulatory Commission (NRC) requirements; or

•        The company stands out amongst its peers or competitors as having significant problems with safety or environmental performance related to its nuclear operations.

Operations in Protected Areas. Generally vote FOR requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges unless:

•        The company does not currently have operations or plans to develop operations in these protected regions; or,

•        The company provides disclosure on its operations and environmental policies in these regions comparable to industry peers.

Recycling. Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy.

Renewable Energy. In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.  Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

Sustainability Report. Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

•        The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•        The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

General Corporate Issues.

Charitable/Political Contributions. Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•        The company is in compliance with laws governing corporate political activities; and

•        The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.  Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions.  Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.  Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.  Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.

Link Executive Compensation to Social Performance. Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring. Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing.

Labor Standards and Human Rights.

China Principles. Vote AGAINST proposals to implement the China Principles unless:

•        There are serious controversies surrounding the company’s China operations; and

•        The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific Human Rights Reports. Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•        The nature and amount of company business in that country;

•        The company’s workplace code of conduct;

•        Proprietary and confidential information involved;

•        Company compliance with U.S. regulations on investing in the country;

•        Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards. Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.  Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

•        The company does not operate in countries with significant human rights violations;

•        The company has no recent human rights controversies or violations; or

•        The company already publicly discloses information on its vendor standards compliance.

MacBride Principles. Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles.

Military Business.

Foreign Military Sales/Offsets. Vote AGAINST reports on foreign military sales or offsets

Landmines and Cluster Bombs. Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production.  Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production.

Nuclear Weapons. Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Operations in Nations Sponsoring Terrorism (e.g., Iran). Vote CASE-BY-CASE on requests for a board committee review and report outlining the company’s financial and reputational risks from its operations in a terrorism-sponsoring state.

Spaced-Based Weaponization. Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•        The information is already publicly available; or

•        The disclosures sought could compromise proprietary information.

Workplace Diversity.

Board Diversity. Generally vote FOR reports on the company’s efforts to diversify the board, unless:

•        The board composition is reasonably inclusive in relation to companies of similar size and business; or

•        The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies.  Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board.

Equal Employment Opportunity (EEO). Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•        The company has well-documented equal opportunity programs;

•        The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

•        The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling. Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•        The composition of senior management and the board is fairly inclusive;

•        The company has well-documented programs addressing diversity initiatives and leadership development;

•        The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

•        The company has had no recent, significant EEO-related violations or litigation.

Sexual Orientation. Vote FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.  Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

Metropolitan West Capital Management

Metropolitan West Capital Management, LLC (“MetWest Capital”) will vote (by proxy or otherwise) on all matters for which a shareholder vote is solicited by issuers of securities beneficially held in client accounts in such manner as the firm deems appropriate, in accordance with its written policies and procedures. These policies and procedures set forth guidelines for voting many typical proxy proposals. In certain instances, MetWest Capital may determine that it is in its clients’ best interests to deviate from the guidelines or the proxy issue may require individual case-by-case consideration under the guidelines. These guidelines typically result in MetWest Capital voting consistent with the recommendations of the issuer’s management in most routine matters, which MetWest Capital believes to be in the best interest of clients. Samir Sikka, the lead strategists for the Small Cap Intrinsic Value strategy, are primarily responsible for monitoring corporate developments and voting proxies in the best interest of clients.

Where a proxy proposal raises a material conflict of interest between MetWest Capital’s interests and that of one or more its clients, MetWest Capital will resolve such conflict. MetWest Capital will judge on a case-by-case basis what constitutes a material conflict of interest. The areas of particular sensitivity include proxy votes or other corporate actions involving (i) companies for which an officer or employee of MetWest Capital is known to serve as a director or officer of a publicly traded company or (ii) companies that have a known material business relationship with MetWest Capital.

When voting proxies or acting on corporate actions for clients, the MetWest Capital’s utmost concern is that all decisions be made solely in the best interest of its clients. MetWest Capital will act in a prudent and diligent manner intended to enhance the economic value of the assets of its clients’ accounts.

Each proxy issue will be considered individually. The following Guidelines constitute a partial list to be used in voting proposals contained in the proxy statements, but will not be considered rigid rules. These Guidelines typically result in MetWest Capital voting consistent with the recommendations of the issuer’s management in most routine matters, which MetWest Capital believes to be in the best interest of clients.

Conflicts of Interest

Where a proxy proposal raises a material conflict of interest between MetWest Capital’s interests and that of one or more its clients, MetWest Capital shall resolve such conflict in the manner described below. MetWest Capital will judge on a case-by-case basis what constitutes a material conflict of interest. The areas of particular sensitivity include proxy votes or other corporate actions involving (i) companies for which an officer or employee of MetWest Capital or an affiliate of MetWest Capital is known to serve as a director or officer of a publicly traded company; (ii) companies that are affiliates of MetWest Capital or (iii) companies that have a known material business relationship with MetWest Capital.

•             Vote in Accordance with the Guidelines. For routine proxy proposals (Approve/Oppose), MetWest Capital shall vote in accordance with its pre-determined voting policy, as stated in the Guidelines. For proxy proposals that are considered on a Case-by-Case basis, MetWest Capital will take action as described in items 2 or 3 below. For proxy proposals not described herein, MetWest Capital will take action as described in items 2 or 3 below;

•             Obtain Consent of Clients. MetWest Capital shall disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the clients will include sufficient detail regarding the matter to be voted on and the nature of MetWest Capital’s conflict to enable the clients to make an informed decision regarding the vote. When a client does not respond to such a conflict disclosure request or denies the request, MetWest Capital will abstain from voting the securities held by that client’s account; or;

•             Use of an Independent Third Party. Alternatively, MetWest Capital may forward all proxy matters in which MetWest Capital has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation. Where such independent third party’s recommendations are received on a timely basis, MetWest Capital will vote all such proxies in accordance with such third party’s recommendation. If the third party’s recommendations are not timely received, MetWest Capital will abstain from voting the securities held by that client’s account.

The Chief Investment Officer will review proxies received for conflicts of interest as part of MetWest Capital’s overall vote review process. All material conflicts of interest identified by MetWest Capital will be addressed as described above.

Guidelines

Each proxy issue will be considered individually. The following Guidelines constitute a partial list to be used in voting proposals contained in proxy statements, but will not be considered rigid rules. These Guidelines typically result in MetWest Capital voting consistent with the recommendations of the issuer’s management in most routine matters, which MetWest Capital believes to be in the best interest of clients.

Anti-takeover Provisions

Proposals to stagger board members’ terms. Approve.

Proposals to limit the ability of shareholders to call special meetings. Approve.

Proposals to require super majority votes. Oppose.

Proposals regarding “poison pill” provisions. Oppose.

Permitting “green mail.” Oppose.

Directors

Election of directors recommended by management, except if there is a proxy fight. Approve.

Ratification of director’s actions on routine matters since previous annual meeting. Approve.

Limiting directors’ liability. Approve.

Eliminating director mandatory retirement policies. Case-by-case.

Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested. Case-by-case.

Appointment of Auditors

Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies. Approve.

Shareholder Voting Rights

Providing cumulative voting rights. Oppose.

Confidential voting. Approve.

Shareholders most often propose confidential voting as a means of eliminating undue management pressure on shareholders regarding their votes on proxy issues.

The Company will generally approve these proposals, as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

Changes to Capital Structure

Eliminate preemptive rights. Approve.

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S. and can restrict management’s ability to raise new capital.

MetWest Capital generally approves the elimination of preemptive rights but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

Option and stock grants to management and directors. Case-by-case.

Compensation

Employee Stock Purchase Plan. Approve.

Establish 401(k) Plan. Approve.

Pay directors solely in stocks. Case-by-case.

Social and Corporate Responsibility

Limitation on charitable contributions or fees paid to lawyers. Approve.

“Social issues,” unless specific client guidelines supersede. Case-by-case.

Annual Meetings

Date and place of annual meeting. Approve.

Rotate annual meeting. Case-by-case.

Situations in which MetWest Capital may not vote proxies

In certain circumstances, in accordance with a client’s investment advisory agreement (or other written directive) or where MetWest Capital has determined that it is in the client’s best interest, MetWest Capital will not vote proxies received. The following are some circumstances in which MetWest Capital will limit its role in voting proxies received on client securities:

•                  Client Maintains Proxy Voting Authority. Where the client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, MetWest Capital will not vote the proxies and will direct the relevant custodian to send the proxy material directly to the client. If MetWest Capital receives any proxy material, MetWest Capital will promptly forward it to the client or specified third party.

•                  Terminated Account. Once a client’s account has been terminated with MetWest Capital in accordance with its investment advisory agreement, MetWest Capital will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

•                  Unjustifiable Costs. In certain circumstances, based on the results of a cost-benefit analysis, if MetWest Capital determines that the cost of voting a client’s proxy would exceed any anticipated benefits of the proxy proposal, MetWest Capital may abstain from voting.

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. (“SSgA FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients.  This entails voting proxies in a way which SSgA FM believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security.  Absent unusual circumstances or specific client instructions, SSgA FM votes proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies.  SSgA FM takes the view that voting in a manner consistent with maximizing the value of its clients’ holdings will benefit SSgA FM’s direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (“SSgA”) Investment Committee.  The SSgA Investment Committee reviews and approves amendments to the SSgA FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the SSgA FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team.  SSgA FM retains the final authority and responsibility for voting.

In addition to voting proxies, SSgA FM:

(1)          describes its proxy voting procedures to its clients in Part II of its Form ADV;

(2)          provides the client with this written proxy policy, upon request;

(3)          discloses to its clients how they may obtain information on how SSgA FM voted the client’s proxies;

(4)          matches proxies received with holdings as of record date;

(5)          reconciles holdings as of record date and rectifies any discrepancies;

(6)          generally applies its proxy voting policy consistently and keeps records of votes for each client;

(7)          documents the reason(s) for voting for all non-routine items; and

(8)          keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate SSgA FM’s proxy voting process, SSgA FM retains RiskMetrics Group, Inc. (“RMG”), a firm with expertise in the proxy voting and corporate governance fields. RMG assists in the proxy voting process, including acting as SSgA FM’s voting agent (i.e. actually processing the proxies), advising SSgA FM as to current and emerging governance issues that SSgA FM  may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. SSgA FM’s policy (the “Policy”) does not address all issues as to which SSgA FM may receive proxies nor does it seek to describe in detail all factors that SSgA FM may consider relevant to any particular proposal.  To assist RMG in interpreting and applying the Policy, SSgA FM meets with RMG at least annually, provides written guidance on certain topics generally on an annual basis and communicates more regularly as necessary to discuss how specific issues should be addressed.  This guidance permits RMG to apply the Policy without consulting SSgA FM as to each proxy but in a manner that is consistent with SSgA FM’s investment view and not its own governance opinions.  If an issue raised by a proxy is not addressed by the Policy or SSgA FM’s prior guidance to RMG, RMG refers the proxy to SSgA FM for direction on voting.  On issues that SSgA FM does not believe affect the economic value of SSgA FM’s portfolio holdings or are considered by SSgA FM to be routine matters as to which SSgA FM has not provided specific guidance, SSgA FM has agreed with RMG to act as SSgA FM’s voting agent in voting such proxies in accordance with RMG’s own recommendations which, to the extent possible, take into account the Policy and SSgA FM’s general positions on similar matters.  The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with SSgA FM’s policy.  The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)             proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)          proxies which are not directly addressed by SSgA FM’s policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which does not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in-house governance research, notifications from RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants.  The role of third parties in identifying special circumstances does not mean that SSgA FM will depart from its guidelines; these third parties are all treated as information sources.  If they raise issues that SSgA FM determines to be prudent before voting a particular proxy or departing from its prior guidance to RMG, SSgA FM will weigh the issue along with other relevant factors before making an informed decision.  In all cases, SSgA FM votes proxies as to which SSgA FM has voting discretion in a manner that it determines to be in the best interest of SSgA FM’s clients.  As stated above, if the proposal has a quantifiable effect on shareholder value, SSgA FM seeks to maximize the value of a portfolio’s holdings.  With respect to matters that are not so quantifiable, SSgA FM exercises greater judgment but still seeks to maximize long-term value by promoting sound governance policies.  The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by SSgA FM’s policies or guidance to RMG that are deemed highly significant the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote.  The first determination is whether there is a material conflict of interest between the interests of SSgA FM’s client and those of SSgA FM or its affiliates (as explained in greater detail below under “Potential Conflicts”).  If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed.  If there is no material conflict, SSgA FM examines the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients.  At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest.  However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy.  The Investment Committee will use the same rationale for determining the appropriate vote.

SSgA FM reviews proxies of non-US issuers in the context of these guidelines.  However, SSgA FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, SSgA will follow market practice.  SSgA FM votes in all markets where it is feasible to do so.  Note that certain custodians utilized by SSgA FM’s clients do not offer proxy voting in every non-US jurisdiction.  In such a case, SSgA FM will be unable to vote such a proxy.

Voting

For most issues and in most circumstances, SSgA FM abides by the following general guidelines.  However, it is important to remember that these are simply guidelines.  As discussed above, in certain circumstances, SSgA FM may determine that it would be in the best interests of SSgA FM’s clients to deviate from these guidelines.

I.                                         Generally, SSgA FM votes for the following ballot items:

Board of Directors

•             Elections of directors who (i) SSgA FM determines to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by SSgA FM) number of other boards (other than those affiliated with the issuer).  Factors that SSgA FM considers in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer.

•             Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry.  In making such a determination, SSgA FM reviews whether the compensation is overly dilutive to existing shareholders.

•             Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

•             Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

•             The establishment of annual elections of the board of directors unless the board is comprised of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill)

•             Mandates requiring a majority of independent directors on the Board of Directors

•             Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

•             Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

•             Elimination of cumulative voting

•             Establishment of confidential voting

•             Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

Auditors

•             Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

•             Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

•             Discharge of auditors(3)

•             Approval of financial statements, auditor reports and allocation of income

•             Requirements that auditors attend the annual meeting of shareholders

•             Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

•             Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

•             Dividend payouts that are greater than or equal to country and industry standards; SSgA FM generally supports a dividend which constitutes 30% or more of net income

•             Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

•             Capitalization changes which eliminate other classes of stock and/or unequal voting rights

•             Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

•             Elimination of pre-emptive rights for share issuance of less than a certain  percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

•             Elimination of shareholder rights plans (“poison pill”)

•             Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

•             Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

•             Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

•             Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

•             Repeals of various anti-takeover related provisions

(3) Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

Executive Compensation/Equity Compensation

•             Stock purchase plans with an exercise price of not less that 85% of fair market value

•             Stock option plans which are incentive based and not excessively dilutive.  In order to assess the dilutive effect, SSgA FM divides the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count.  SSgA FM reviews that number in light of certain factors, including the industry of the issuer, in order to make its determination as to whether the dilution is excessive.

•             Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

•             Expansions to reporting of financial or compensation-related information, within reason

•             Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

•             Remuneration policies that are judged to be in-line with local market practices.

Routine Business Items

•             General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

•             Change in Corporation Name

•             Mandates that amendments to bylaws or charters have shareholder approval

Other

•             Adoption of anti-”greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

•             Repeals or prohibitions of “greenmail” provisions

•             “Opting-out” of business combination provision

II. Generally, SSgA FM votes against the following items:

Board of Directors

•             Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),

•             Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

•             Limits to tenure of directors

•             Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

•             Restoration of cumulative voting in the election of directors

•             Removal of a director, unless SSgA FM determines the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by SSgA FM) number of other boards (other than those affiliated with the issuer).  Factors that SSgA FM considers in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director  provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer

•             The elimination of shareholders’ right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

•             Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

•             Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

•             Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

•                  it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

•                  it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

•                  the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

•                  the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

•             Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

•             Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

•             Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•             Adjournment of Meeting to Solicit Additional Votes

•             Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

•             Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)

Executive Compensation/Equity Compensation

•             Excessive compensation (i.e. compensation plans which are deemed by SSgA FM to be overly dilutive)

•             Retirement bonuses for non-executive directors and auditors

•             Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

•             Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

•             Reincorporation in a location which has more stringent anti-takeover and related provisions

•             Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

•             Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

•             Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

•             Proposals which require inappropriate endorsements or corporate actions

•             Proposals asking companies to adopt full tenure holding periods for their executives

III.                                 SSgA FM evaluates Mergers and Acquisitions on a case-by-case basis.  Consistent with SSgA FM’s proxy policy, SSgA FM supports management in seeking to achieve their objectives for shareholders.  However, in all cases, SSgA FM uses its discretion in order to maximize shareholder value. SSgA FM generally votes as follows:

•             Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•             Against offers when SSgA FM believes that reasonable prospects exist for an enhanced bid or other bidders

•             Against offers where, at the time of voting, the current market price of the security exceeds the bid price

•             For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

•             For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

SSgA FM agrees entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). SSgA FM’s proxy voting policy and procedures are designed with the intent that its clients receive the best possible returns on their investments. SSgA FM meets directly with corporation representatives and participates in conference calls and third-party inquiries in order to ensure its processes are as fully informed as possible.  However, SSgA FM uses each piece of information it receives — whether from clients, consultants, the media, the issuer, RMG or other sources — as one part of its analysis in seeking to carry out its duties as a fiduciary and act in the best interest of its clients.  SSgA FM is not unduly influenced by the identity of any particular source, but uses all the information to form its opinion as to the best outcome for its clients.

Through SSgA FM’s membership in the Council of Institutional Investors as well as SSgA FM’s contact with corporate pension plans, public funds, and unions, SSgA FM is also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

SSgA FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive SSgA FM’s voting decisions.  Through SSgA FM’s discussions with boards and management, it seeks to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During SSgA FM’s discussions, it focuses on the attributes and practices that it believes enhance its clients’ returns.

In addition to tracking lists provided by third party advisory firms, the Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices.  The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.

As an active shareholder, SSgA FM’s role is to support corporate policies that serve the best interests of its clients. Though SSgA FM does not seek involvement in the day-to-day operations of an organization, SSgA FM recognizes the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, SSgA FM’s monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder.  SSgA FM has demonstrated its willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate.  To date SSgA FM has not filed proposals or initiated letter-writing or other campaigns, but has used its active participation in the corporate governance process — especially the proxy voting process — as the most effective means by which to communicate SSgA FM’s and its clients’ legitimate shareholder concerns.  Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, SSgA FM shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, SSgA FM will review a proxy which may present a potential conflict of interest.  As a fiduciary to its clients, SSgA FM takes these potential conflicts very seriously  While SSgA FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by SSgA FM’s potential conflict, there are a number of courses SSgA FM may take.  Although various relationships could be deemed to give rise to a conflict of interest, SSgA FM has determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process:  customers of SSgA FM or its affiliates which are among the top 100 clients of SSgA FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

When the matter falls clearly within the polices set forth above or the guidance previously provided by SSgA FM to RMG and the proxy is to be voted in accordance with that guidance, SSgA FM does not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) SSgA FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists.  (These lists are updated quarterly.)  If the issuer’s name appears on either list and the pre-determined policy is not being followed, SSgA FM will employ the services of a third party, wholly independent of SSgA FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for SSgA FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client.  In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy.  The basis for the voting decision, including the basis for the determination that the decision is in the best interests of SSgA FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping

In accordance with applicable law, SSgA FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in SSgA FM’s office:

1)              SSgA FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)              a copy of each proxy statement SSgA FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)              a record of each vote cast by SSgA FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4)              a copy of any document created by SSgA FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)              a copy of each written request from a client, and response to the client, for information on how SSgA FM voted the client’s proxies.

Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its SSgA FM client service officer.

Wellington Management Company, LLP

Upon a client’s written request, Wellington Management Company, LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the users of such securities. Wellington Management established Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients. These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for its clients. Because ethical considerations can have an impact on the long-term value of assets, Wellington Management’s voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while the Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Wellington Management’s Global Proxy Voting Guidelines set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion.  While the Global Proxy Voting Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules.  Many of the Global Proxy Voting Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision.  The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines.  In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Global Proxy Voting Guidelines.

Statement of Policies

As a matter of policy, Wellington Management:

1.               Takes responsibility for voting client proxies only upon a client’s written request.

2.               Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3.               Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4.               Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5.               Identifies and resolves all material proxy-related conflicts of interest between Wellington Management and its clients in the best interests of the client.

6.               Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7.               Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8.               Provides all clients, upon request, with copies of the Global Proxy Policies and Procedures, the Global Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9.               Reviews regularly the voting record to ensure that proxies are voted in accordance with these the policy and the Global Proxy Voting Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight

Wellington Management has a Corporate Governance Committee, established by action of Wellington Management’s Executive Committee that is responsible for the review and approval of Wellington Management’s written Global Proxy Policy and Procedures and its Global Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers.  Wellington Management’s Legal and Compliance Group monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements.  Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Research Services Group.  In addition, the Global Research Services Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures

Wellington Management has in place certain procedures for implementing its proxy voting policy.

General Proxy Voting

Authorization to Vote

Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank.  If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.  Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation

To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, Wellington Management conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting

Following the reconciliation process, each proxy is compared against the Global Proxy Voting Guidelines and handled as follows:

•                  Generally, issues for which explicit proxy voting guidance is provided in the Global Proxy Voting Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global Services Group and voted in accordance with the Global Proxy Voting Guidelines.

•                  Issues identified as “case-by-case” in the Global Proxy Voting Guidelines are further reviewed by the Global Research Services Group.  In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•                  Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote.  Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Global Research Services Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Global Research Services Committee encourages all personnel to contact the Global Research Services Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

The following is a list of common proposals and guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines

Composition and Role of the Board of Directors

Election of Directors. Case-by-Case. Wellington Management believes that shareholders’ ability to elect directors annually is the most important right shareholders have. Wellington Management generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. Wellington Management may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

Classify Board of Directors. Against. Wellington Management will also vote in favor of shareholder proposals seeking to declassify boards.

Adopt Director Tenure/Retirement Age (SP). Against.

Adopt Director & Officer Indemnification. For. Wellington Management generally supports director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

Allow Special Interest Representation to Board (SP). Against.

Require Board Independence. For. Wellington Management believes that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority.  Wellington Management support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

Require Key Board Committees to be Independent. For. Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

Require a Separation of Chair and CEO or Require a Lead Director. For.

Approve Directors’ Fees. For.

Approve Bonuses for Retiring Directors. Case-by-Case.

Elect Supervisory Board/Corporate Assembly. For.

Elect/Establish Board Committee. For.

Adopt Shareholder Access/Majority Vote on Election of Directors (SP). Case-by-Case. Wellington Management believes that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Wellington Management’s support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. Wellington Management believes that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy. Generally Wellington Management will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, Wellington Management will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

Adopt/Amend Stock Option Plans. Case-by-Case.

Adopt/Amend Employee Stock Purchase Plans. For.

Approve/Amend Bonus Plans. Case-by-Case.

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, Wellington Management generally votes “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. Wellington Management will vote against these proposals where the grant portion of the proposal fails its guidelines for the evaluation of stock option plans.

Approve Remuneration Policy. Case-by-Case.

Exchange Underwater Options. Case-by-Case.

Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

Eliminate or Limit Severance Agreements (Golden Parachutes). Case-by-Case. Wellington Management will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP). Case-by-Case. Wellington Management believes that severance arrangements require special scrutiny, and is generally supportive of proposals that call for shareholder ratification thereof. But, Wellington Management is also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

Expense Future Stock Options (SP). For.

Shareholder Approval of All Stock Option Plans (SP). For.

Disclose All Executive Compensation (SP). For.

Reporting of Results

Approve Financial Statements. For.

Set Dividends and Allocate Profits. For.

Limit Non-Audit Services Provided by Auditors (SP). Case-by-Case. Wellington Management follows the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

Ratify Selection of Auditors and Set Their Fees. Case-by-Case. Wellington Management will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

Elect Statutory Auditors. Case-by-Case.

Shareholder Approval of Auditors (SP). For.

Shareholder Voting Rights

Adopt Cumulative Voting (SP). Against.

Wellington Management is likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

Shareholder Rights Plans. Case-by-Case.

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans. We generally support plans that include:

•                  Shareholder approval requirement

•                  Sunset provision

•                  Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

Authorize Blank Check Preferred Stock. Case-by-Case.

Wellington Management may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

Eliminate Right to Call a Special Meeting. Against.

Increase Supermajority Vote Requirement. Against.

Wellington Management likely will support shareholder and management proposals to remove existing supermajority vote requirements.

Adopt Anti-Greenmail Provision. For.

Adopt Confidential Voting (SP). Case-by-Case.

Wellington Management requires such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

Remove Right to Act by Written Consent. Against.

Capital Structure

Increase Authorized Common Stock. Case-by-Case.

Wellington Management generally supports requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, Wellington Management may impose a lower threshold.

Approve Merger or Acquisition. Case-by-Case.

Approve Technical Amendments to Charter. Case-by-Case.

Opt Out of State Takeover Statutes. For.

Authorize Share Repurchase. For.

Authorize Trade in Company Stock. For.

Approve Stock Splits. Case-by-Case.

Wellington Management approves stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

Approve Recapitalization/Restructuring. Case-by-Case.

Issue Stock with or without Preemptive Rights. For.

Issue Debt Instruments. Case-by-Case.

Social Issues

Endorse the Ceres Principles (SP). Case-by-Case.

Disclose Political and PAC Gifts (SP). Case-by-Case.

Wellington Management generally does not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

Require Adoption of International Labor Organization’s Fair Labor Principles (SP). Case-by-Case.

Report on Sustainability (SP). Case-by-Case.

Miscellaneous

Approve Other Business. Against.

Approve Reincorporation. Case-by-Case.

Approve Third-Party Transactions. Case-by-Case.

APPENDIX A

The credit rating information which follows describes how the credit rating services mentioned presently rate the described securities or loans. No reliance is made upon the credit rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

In the case of “split-rated” securities or loans (i.e., securities or loans assigned non-equivalent credit quality ratings, such as Baa by Moody’s but BB by S&P or Ba by Moody’s and BB by S&P but B by Fitch), the Sub-Advisers will determine whether a particular security or loan is considered investment grade or below-investment grade for each of the Fund’s portfolios as follows: (a) if all three credit rating agencies have rated a security or loan the median credit rating is used for this determination and (b) if only two credit rating agencies have rated a security, the lower (e.g., most conservative) credit rating is used.  In the case of intermediate ratings, they are included in the category of the primary rating.  For example, BBB- and BBB+ are included in BBB and Baa includes Baa1, Baa2 and Baa3.

RATING OF BONDS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

STANDARD AND POOR’S CORPORATION (“STANDARD & POOR’S”)

AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

MOODY’S

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•                  Leading market positions in well-established industries.

•                  High rates of return on funds employed.

•                  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR’S

The relative strength or weakness of the following factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

•        Liquidity ratios are adequate to meet cash requirements.

Liquidity ratios are basically as follows, broken down by the type of issuer:

•                  Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

•                  Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

•                  Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

•        The long-term senior debt rating is “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB”.

•        The issuer has access to at least two additional channels of borrowing.

•        Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

•        Typically, the issuer’s industry is well established and the issuer has a strong position within its industry.

•        The reliability and quality of management are unquestioned.

RATING OF TAX EXEMPT BONDS

STANDARD & POOR’S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated “BB”, “B”, “CCC” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and

“C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB” rating.

Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used to debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating “CI” is reserved for income bonds on which no interest is being paid.

Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

“NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the legal investment laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

MOODY’S INVESTORS SERVICE, INC.: Its ratings for municipal bonds include the following:

Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated “Aa” are judged to be of high qualify by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated “A” possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated “C” are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING OF MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

STANDARD & POOR’S RATINGS SERVICES. A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols are as follows:

SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.

SP-3 - Speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICES. Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody’s ratings for short-term loans have the following definitions:

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG-4/VMIG-4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

RATING OF TAX-EXEMPT DEMAND BONDS

Standard & Poor’s assigns “dual” ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, “AAA/A-1+”). For the newer “demand notes”, Standard & Poor’s note rating symbols, combined with the commercial paper symbols, are used (for example, “SP-1+/A-1+”).

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH, INC.

The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB

Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50% - 90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

FITCH, INC.

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

PART C

OTHER INFORMATION

Item 28. Exhibits

a.(i)	Articles of Amendment and Restatement (incorporated by reference to Post-Effective Amendment No. 101 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2007)

a.(ii)	Articles Supplementary dated March 14, 2007 (incorporated by reference to Post-Effective Amendment No. 103 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 30, 2007)

b.	By-Laws amended November 5, 2009 (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2010)

c.	Not Applicable

d.(i)

Investment Management Agreement with Hartford Financial Services, LLC dated November 1, 2009 (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2010)

d.(ii)

Investment Sub-Advisory Agreement with Hartford Investment Management Company dated October 1, 2009 (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2010)

d.(iii)

Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated October 1, 2009 (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2010)

e.(i)	Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 15, 2002)

e.(ii)

Form of The Hartford Mutual Funds, Inc. and Hartford-Fortis Series Fund, Inc. Selling Agreement (incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 15, 2002)

f.	Not Applicable

g.	Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 102 to Registration Statement on Form N-1A (File No. 002-11387) filed on March 15, 2007)

h.(i)

Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company dated February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 15, 2006)

h.(ii)

Amendment No. 1 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(iii)

Amendment No. 2 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 99 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 15, 2006 )

h.(iv)

Amendment No. 3 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008 )

h.(v)

Amendment No. 4 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008 )

h.(vi)

Amendment No. 5 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2010)

h.(vii)

Amendment No. 6 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2010)

h.(viii)	Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 105 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2008)

h.(ix)

First Amendment to Fund Accounting Agreement, January 1, 2006 (incorporated by reference to Post-Effective Amendment No. 105 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2008)

h.(x)

Second Amendment to Fund Accounting Agreement, January 1, 2008 (incorporated by reference to Post-Effective Amendment No. 105 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2008)

h.(xi)	Expense Limitation Agreement (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2009)

h.(xii)	Transfer Agency Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 105 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2008)

i.	Opinion and Consent of Counsel (filed herewith)

j.	Consent of Independent Registered Public Accounting Firm (filed herewith)

k.	Not Applicable

l.	Not Applicable

m.	Rule 12b-1 Plan of Distribution (incorporated by reference to Post-Effective Amendment No. 101 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2007)

n.	Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 101 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2007)

o.	Not Applicable

p.(i)

Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2010)

p.(ii)

Code of Ethics of Hartford Investment Management Company and Hartford Investment Services, Inc. (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2010)

p.(iii)

Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2009)

q.	Power of Attorney (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2010)

Item 29. Persons Controlled by or Under Common Control with Registrant

As of April 30, 2010, any persons directly or indirectly under common control with The Hartford Mutual Funds II, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation.  Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 23, 2010.

Item 30.             Indemnification

Article V, paragraph (f) of the Registrant’s Articles of Amendment and Restatement provides that the Registrant shall indemnify (i) its directors and officers to the full extent required or permitted by law and (ii) other employees and agents to such extent authorized by the Registrant’s board of directors or bylaws and as permitted by law; provided, however, that no such indemnification shall protect any director or officer of the Registrant against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b). Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

Name	Position with Hartford Investment Financial Services, LLC	Other Business
Robert M. Arena	Chief Executive Officer, President and Manager

Executive Vice President of Hartford Life Insurance Company (“HLIC”)(1); Chief Executive Officer, Manager and President of HL Investment Advisors, LLC(2); Director and Senior Vice President of Hartford Administrative Services Company (“HASCO”)(3)

Tamara L. Fagely	Chief Financial Officer and Controller/FINOP	Chief Financial Officer and Vice President of HASCO and Vice President of HLIC

Colleen B. Pernerewski	Chief Investment Advisor Compliance Officer

Assistant Vice President of The Hartford Financial Services Group, Inc. (“The Hartford”)(4); Chief Compliance Officer of Separate Accounts of HLIC and Chief Compliance Officer of HL Investment Advisors, LLC

Christopher S. Conner	AML Compliance Officer and Broker/Dealer Chief Compliance Officer

Vernon J. Meyer	Senior Vice President	Senior Vice President of HLIC and Senior Vice President of HL Investment Advisors, LLC

D. Keith Sloane	Senior Vice President	Senior Vice President of HASCO, HLIC and HL Investment Advisors, LLC

Thomas D. Jones	Vice President	Vice President of The Hartford, HLIC and HL Investment Advisors, LLC

Edward P. Macdonald	Vice President and Chief Legal Officer	Assistant Vice President of HLIC; Secretary and Vice President of HASCO and Vice President, Chief Legal Officer and Secretary of HL Investment Advisors, LLC

Martin A. Swanson	Vice President/Marketing	Vice President of HLIC

Mark Sides	Chief Legal Officer — Broker/Dealer and Secretary	Assistant Vice President of The Hartford

John N. Giamalis	Treasurer	Senior Vice President and Treasurer of Hartford Life, Inc.(5), The Hartford, HASCO, HLIC, and HL Investment Advisors; and Treasurer of Hartford Investment Management Company(6)

Michael R. Dressen	Assistant Secretary, Compliance Officer and Privacy Officer	Compliance Officer of HASCO; and Assistant Vice President of HLIC

Michael J. Fixer	Assistant Treasurer and Assistant Vice President	Assistant Treasurer and Assistant Vice President of The Hartford, HASCO, HLIC, HL Inc. and HL Investment Advisors, LLC

Marilyn Orr	Assistant Vice President	Assistant Vice President of HLIC

Alice A. Pellegrino	Assistant Vice President	Assistant Vice President HASCO, HLIC and HL Investment Advisors, LLC

Laura S. Quade	Assistant Vice President	Assistant Vice President of HASCO and HLIC

Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC and HL Investment Advisors, LLC

Kathryn A. Stelter	Assistant Vice President	Assistant Vice President of HASCO and HLIC

Kevin M. Connor	Manager	Executive Vice President of HLIC

James Davey	Chairman of the Board and Manager	Executive Vice President of HLIC

Jamie Ohl	Manager	Senior Vice President of HLIC

(1)	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
(2)	The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.
(3)	The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.
(4)	The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.
(5)	The principal business address for Hartford Life, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.
(6)	The principal business address for Hartford Investment Management Company is 55 Farmington Avenue, Hartford, CT 06105.

Item 32.          Principal Underwriters

Hartford Investment Financial Services, LLC (“HIFSCO”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc.  HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business Address	Positions and Offices with Underwriter	Position and Offices with Registrant
Robert Arena(2)	Chief Executive Officer, President and Manager	President and Chief Executive Officer
Tamara L. Fagely(3)	Chief Financial Officer and Controller/FINOP	Vice President, Treasurer and Controller
Colleen B. Pernerewski(2)	Chief Investment Advisor and Compliance Officer	None
Christopher S. Conner(5)	AML Compliance Officer and Broker/Dealer Chief Compliance Officer	None
Vernon J. Meyer(2)	Senior Vice President	Vice President
D. Keith Sloane(2)	Senior Vice President	Vice President
Thomas D. Jones(2)	Vice President	Vice President and Chief Compliance Officer
Edward P. Macdonald(2)	Vice President and Chief Legal Officer	Vice President, Secretary and Chief Legal Officer
Martin A. Swanson(2)	Vice President/Marketing	None
Mark Sides(3)	Chief Legal Officer — Broker/Dealer and Secretary	None
John N. Giamalis(1)	Treasurer	None
Michael R. Dressen(3)	Assistant Secretary Compliance Officer and Privacy Officer	None
Michael J. Fixer(4)	Assistant Treasurer and Assistant Vice President	None
Marilyn Orr(3)	Assistant Vice President	Assistant Treasurer
Alice A. Pellegrino(2)	Assistant Vice President	Assistant Secretary
Laura S. Quade(3)	Assistant Vice President	None
Elizabeth L. Schroeder(2)	Assistant Vice President	None
Kathryn A. Stelter(3)	Assistant Vice President	None
Kevin M. Connor(5)	Manager	None
James Davey(2)	Chairman of the Board and Manager	None
Jamie Ohl	Manager	None

(1)	The principal business address is 690 Asylum Avenue, Hartford, CT 06115.
(2)	The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
(3)	The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.
(4)	The principal business address is One Hartford Plaza, Hartford, CT 06155
(5)	The principal business address is 1500 Liberty Ridge Drive, Wayne, PA 19087

Item 33.  Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant’s transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 34.  Management Services

Not Applicable

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 28th day of May, 2010.

THE HARTFORD MUTUAL FUNDS II, INC.

By:	/s/ Robert M. Arena
Robert M. Arena
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Robert M. Arena	President,	May 28, 2010
Robert M. Arena	Chief Executive Officer

/s/ Tamara L. Fagely	Controller & Treasurer	May 28, 2010
Tamara L. Fagely	(Chief Accounting Officer & Chief Financial Officer)

*	Director	May 28, 2010
Lynn S. Birdsong

*	Chairman of the Board and Director	May 28, 2010
Robert M. Gavin, Jr.

*	Director	May 28, 2010
Duane E. Hill

*	Director	May 28, 2010
Sandra S. Jaffee

*	Director	May 28, 2010
William P. Johnston

*	Director	May 28, 2010
Lemma W. Senbet

*	Director	May 28, 2010
Phillip O. Peterson

*	Director	May 28, 2010
Lowndes A. Smith

*	Director	May 28, 2010
John C. Walters

/s/ Edward P. Macdonald		May 28, 2010
* By Edward P. Macdonald
Attorney-in-fact

*  Pursuant to Power of Attorney (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File Nos. 002-11387) filed on February 26, 2010).

EXHIBIT INDEX

Exhibit No.

i.	Opinion and Consent of Counsel

j.	Consent of Independent Registered Public Accounting Firm